UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)            (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Diversified Equity Income Fund

Semiannual Report for the Period Ended
March 31, 2011

Columbia Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	23

Statement of Operations	25

Statements of Changes in Net Assets	27

Financial Highlights	30

Notes to Financial Statements	40

Proxy Voting	55

Approval of Investment Management Services Agreement	55

Results of Meeting of Shareholders	55

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Diversified Equity Income Fund (the Fund) Class A shares gained 18.71% (excluding sales charge) for the six months ended March 31, 2011.

>	The Fund outperformed the 17.68% increase of the Russell 1000® Value Index for the same timeframe.

>	The Fund also outperformed the 16.04% advance of the Lipper Equity Income Funds Index, representing the Fund’s peer group for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund Class A (excluding sales charge)	+18.71%	+16.85%	+1.36%	+2.11%	+6.82%

Russell 1000 Value Index(1) (unmanaged)	+17.68%	+15.15%	+0.60%	+1.38%	+4.53%

Lipper Equity Income Funds Index(2) (unmanaged)	+16.04%	+14.93%	+1.84%	+2.34%	+4.10%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

(1)	The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 10/15/90)	+18.71%	+16.85%	+1.36%	+2.11%	+6.82%	N/A

Class B (inception 3/20/95)	+18.33%	+15.96%	+0.61%	+1.33%	+6.00%	N/A

Class C (inception 6/26/00)	+18.29%	+15.99%	+0.63%	+1.35%	+6.01%	N/A

Class I (inception 3/4/04)	+18.99%	+17.40%	+1.83%	+2.55%	N/A	+6.71%

Class R (inception 12/11/06)	+18.66%	+16.62%	+1.04%	N/A	N/A	-0.11%

Class R3 (inception 12/11/06)	+18.68%	+16.77%	+1.29%	N/A	N/A	+0.14%

Class R4 (inception 3/20/95)	+18.79%	+17.03%	+1.56%	+2.29%	+7.00%	N/A

Class R5 (inception 12/11/06)	+19.06%	+17.43%	+1.81%	N/A	N/A	+0.63%

Class W (inception 12/1/06)	+18.81%	+16.95%	+1.41%	N/A	N/A	+0.52%

Class Z (inception 9/27/10)	+18.94%	N/A	N/A	N/A	N/A	+19.07%

With sales charge
Class A (inception 10/15/90)	+11.88%	+10.13%	-0.62%	+0.91%	+6.19%	N/A

Class B (inception 3/20/95)	+13.33%	+10.96%	-0.39%	+1.01%	+6.00%	N/A

Class C (inception 6/26/00)	+17.29%	+14.99%	+0.63%	+1.35%	+6.01%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

4  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at March 31, 2011)

Stocks	99.2%

Consumer Discretionary	7.9

Consumer Staples	5.3

Energy	16.4

Financials	17.3

Health Care	10.2

Industrials	18.2

Information Technology	10.4

Materials	6.0

Telecommunication Services	5.0

Utilities	2.5

Bonds	0.2

Other(2)	0.6

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2011)

Lorillard, Inc.	3.5%

JPMorgan Chase & Co.	3.2

Bank of America Corp.	3.1

Exxon Mobil Corp.	2.8

XL Group PLC	2.5

Chevron Corp.	2.4

AT&T, Inc.	2.4

Goldman Sachs Group, Inc. (The)	2.3

Apache Corp.	2.3

Microsoft Corp.	2.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

6  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,187.10	$6.11	1.12%

Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.64	1.12%

Class B

Actual(b)	$1,000	$1,183.30	$10.18	1.87%

Hypothetical (5% return before expenses)	$1,000	$1,015.61	$9.40	1.87%

Class C

Actual(b)	$1,000	$1,182.90	$10.18	1.87%

Hypothetical (5% return before expenses)	$1,000	$1,015.61	$9.40	1.87%

Class I

Actual(b)	$1,000	$1,189.90	$3.66	.67%

(5% return before expenses)	$1,000	$1,021.59	$3.38	.67%

Class R

Actual(b)	$1,000	$1,186.60	$7.41	1.36%

Hypothetical (5% return before expenses)	$1,000	$1,018.15	$6.84	1.36%

Class R3

Actual(b)	$1,000	$1,186.80	$6.54	1.20%

Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.04	1.20%

Class R4

Actual(b)	$1,000	$1,187.90	$5.18	.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.19	$4.78	.95%

Class R5

Actual(b)	$1,000	$1,190.60	$3.82	.70%

Hypothetical (5% return before expenses)	$1,000	$1,021.44	$3.53	.70%

Class W

Actual(b)	$1,000	$1,188.10	$6.00	1.10%

Hypothetical (5% return before expenses)	$1,000	$1,019.45	$5.54	1.10%

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class Z

Actual(b)	$1,000	$1,189.40	$4.31	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.99	$3.98	.79%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: +18.71% for Class A, +18.33% for Class B, +18.29% for Class C, +18.99% for Class I, +18.66% for Class R, +18.68% for Class R3, +18.79% for Class R4, +19.06% for Class R5, +18.81% for Class W and +18.94% for Class Z.

10  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Diversified Equity Income Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.7%)

CONSUMER DISCRETIONARY (7.9%)

Auto Components (0.1%)
Johnson Controls, Inc.	151,433	$6,295,070

Automobiles (1.0%)
Ford Motor Co.(a)(b)	3,381,753	50,421,937

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.(c)	1,238,674	47,515,535

Household Durables (0.6%)
DR Horton, Inc.(a)	336,597	3,921,355
KB Home(a)	221,694	2,757,873
Lennar Corp., Class A(a)	348,280	6,310,834
Pulte Group, Inc.(a)(b)	629,919	4,661,401
Stanley Black & Decker, Inc.	120,894	9,260,480

Total		26,911,943

Media (1.7%)
Comcast Corp., Class A(a)	659,948	16,313,915
Regal Entertainment Group, Class A(a)	1,708,923	23,070,460
Time Warner, Inc.(a)	477,877	17,060,209
Viacom, Inc., Class B	590,873	27,487,412

Total		83,931,996

Multiline Retail (2.0%)
Macy’s, Inc.	1,185,569	28,761,904
Nordstrom, Inc.(a)	334,424	15,008,949
Target Corp.	1,051,616	52,591,316

Total		96,362,169

Specialty Retail (1.5%)
Home Depot, Inc.(a)	1,496,409	55,456,917
Staples, Inc.	903,676	17,549,388

Total		73,006,305

TOTAL CONSUMER DISCRECTIONARY		384,444,955

CONSUMER STAPLES (5.3%)

Food & Staples Retailing (0.9%)
Wal-Mart Stores, Inc.(a)	820,652	42,714,936

Tobacco (4.4%)
Lorillard, Inc.(a)	1,784,269	169,523,398
Philip Morris International, Inc.(a)	681,151	44,703,940

Total		214,227,338

TOTAL CONSUMER STAPLES		256,942,274

ENERGY (16.3%)

Energy Equipment & Services (4.5%)
Baker Hughes, Inc.	449,628	33,016,184
Halliburton Co.	1,545,853	77,045,313
McDermott International, Inc.(b)(c)	1,909,884	48,491,955
National Oilwell Varco, Inc.	347,037	27,509,623
Schlumberger Ltd.(c)	172,956	16,129,877
Tenaris SA, ADR(a)(c)	356,914	17,652,966

Total		219,845,918

Oil, Gas & Consumable Fuels (11.8%)
Anadarko Petroleum Corp.	671,652	55,021,732
Apache Corp.	842,545	110,305,991
Chevron Corp.(a)	1,091,759	117,287,669
ConocoPhillips	526,900	42,078,234
Devon Energy Corp.	210,038	19,275,187
Exxon Mobil Corp.	1,618,150	136,134,959
Marathon Oil Corp.	819,665	43,696,341
Occidental Petroleum Corp.	253,803	26,519,876
Total SA, ADR(c)	403,234	24,585,177

Total		574,905,166

TOTAL ENERGY		794,751,084

FINANCIALS (17.2%)

Capital Markets (3.9%)
Artio Global Investors, Inc.(a)	520,496	8,411,215
Goldman Sachs Group, Inc. (The)	707,823	112,168,711
Morgan Stanley(a)	2,517,280	68,772,090

Total		189,352,016

Commercial Banks (0.6%)
U.S. Bancorp(a)	310,154	8,197,370
Wells Fargo & Co.	729,521	23,125,816

Total		31,323,186

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)
Diversified Financial Services (6.2%)
Bank of America Corp.	11,160,488	$148,769,305
JPMorgan Chase & Co.(a)	3,357,820	154,795,502

Total		303,564,807

Insurance (5.4%)
ACE Ltd.(c)	687,298	44,468,180
Axis Capital Holdings Ltd.(c)	266,126	9,293,120
Endurance Specialty Holdings Ltd.(a)(c)	285,943	13,959,737
MetLife, Inc.(a)	917,479	41,038,836
PartnerRe Ltd.(c)	115,497	9,151,982
Travelers Companies, Inc. (The)(a)	472,066	28,078,486
XL Group PLC(c)	4,850,948	119,333,321

Total		265,323,662

Real Estate Investment Trusts (REITs) (1.1%)
AvalonBay Communities, Inc.(a)	80,693	9,689,615
Equity Residential(a)	176,543	9,958,791
Pebblebrook Hotel Trust(a)	457,023	10,123,060
ProLogis(a)	849,534	13,575,553
Ventas, Inc.(a)	179,599	9,752,226

Total		53,099,245

TOTAL FINANCIALS		842,662,916

HEALTH CARE (10.2%)

Biotechnology (0.7%)
Gilead Sciences, Inc.(b)	738,173	31,328,062

Health Care Providers & Services (1.5%)
HCA Holdings, Inc.(b)	515,946	17,475,091
UnitedHealth Group, Inc.(a)	765,741	34,611,493
WellPoint, Inc.(a)	329,465	22,993,363

Total		75,079,947

Life Sciences Tools & Services (3.5%)
Agilent Technologies, Inc.(b)	730,491	32,711,387
Life Technologies Corp.(b)	1,457,490	76,401,626
Thermo Fisher Scientific, Inc.(b)	1,147,779	63,759,123

Total		172,872,136

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.(a)	2,081,103	55,003,552
Merck & Co., Inc.	1,388,359	45,829,731
Novartis AG, ADR(a)(c)	641,046	34,840,850
Pfizer, Inc.	2,933,757	59,584,605
Teva Pharmaceutical Industries Ltd., ADR(c)	456,629	22,909,077

Total		218,167,815

TOTAL HEALTH CARE		497,447,960

INDUSTRIALS (18.2%)

Aerospace & Defense (2.4%)
Boeing Co. (The)(a)	530,622	39,228,885
Goodrich Corp.	268,747	22,985,931
Honeywell International, Inc.	481,246	28,735,199
Lockheed Martin Corp.(a)	321,146	25,820,138

Total		116,770,153

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B(a)	355,070	26,388,802

Airlines (0.7%)
Delta Air Lines, Inc.(b)	957,549	9,383,980
U.S. Airways Group, Inc.(a)(b)	505,268	4,400,884
United Continental Holdings, Inc.(a)(b)	872,616	20,061,442

Total		33,846,306

Construction & Engineering (0.4%)
Fluor Corp.(a)	284,807	20,978,884

Electrical Equipment (3.8%)
ABB Ltd., ADR (b)(c)	2,164,970	52,370,624
Babcock & Wilcox Co. (The)(b)	775,113	25,873,272
Cooper Industries PLC(a)(c)	923,444	59,931,516
Emerson Electric Co.(a)	438,405	25,616,004
Hubbell, Inc., Class B	324,670	23,061,310

Total		186,852,726

Industrial Conglomerates (4.5%)
3M Co.	525,392	49,124,152
General Electric Co.	1,784,973	35,788,709
Siemens AG, ADR(c)	670,706	92,114,762
Tyco International Ltd.(c)	893,599	40,006,427

Total		217,034,050

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (cont.)
Machinery (5.2%)
Caterpillar, Inc.	451,876	$50,316,393
Deere & Co.(a)	533,688	51,709,030
Eaton Corp.	673,946	37,363,566
Illinois Tool Works, Inc.(a)	832,204	44,705,999
Ingersoll-Rand PLC(a)(c)	583,914	28,208,885
Parker Hannifin Corp.	447,311	42,351,406

Total		254,655,279

Road & Rail (0.6%)
Union Pacific Corp.	315,646	31,037,471

TOTAL INDUSTRIALS		887,563,671

INFORMATION TECHNOLOGY (10.3%)

Communications Equipment (0.5%)
Nokia OYJ, ADR(a)(c)	3,026,989	25,759,676

Computers & Peripherals (0.7%)
Hewlett-Packard Co.	164,232	6,728,585
Western Digital Corp.(b)	788,413	29,399,921

Total		36,128,506

Electronic Equipment, Instruments & Components (0.4%)
TE Connectivity Ltd.(c)	565,810	19,701,504

IT Services (3.7%)
Accenture PLC, Class A(c)	712,102	39,144,247
Computer Sciences Corp.(a)	369,665	18,013,775
IBM Corp.	400,979	65,387,646
Mastercard, Inc., Class A	229,539	57,779,557

Total		180,325,225

Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	2,910,286	58,700,469
Microchip Technology, Inc.(a)	769,491	29,248,353

Total		87,948,822

Software (3.2%)
Microsoft Corp.	3,972,577	100,744,553
Oracle Corp.	1,632,070	54,462,176

Total		155,206,729

TOTAL INFORMATION TECHNOLOGY		505,070,462

MATERIALS (5.9%)

Chemicals (3.4%)
Air Products & Chemicals, Inc.	229,170	20,666,551
Dow Chemical Co. (The)(a)	1,288,376	48,636,194
EI du Pont de Nemours & Co.	1,314,023	72,231,844
Huntsman Corp.	1,522,074	26,453,646

Total		167,988,235

Construction Materials (0.3%)
Cemex SAB de CV, ADR(a)(b)(c)	1,657,918	14,805,212

Metals & Mining (2.2%)
Alcoa, Inc.(a)	556,768	9,826,955
Freeport-McMoRan Copper & Gold, Inc.(a)	771,660	42,865,713
Nucor Corp.(a)	323,155	14,871,593
Rio Tinto PLC, ADR(a)(c)	249,598	17,751,410
Vale SA, ADR(c)	393,845	13,134,731
Xstrata PLC(c)	381,730	8,922,244

Total		107,372,646

TOTAL MATERIALS		290,166,093

TELECOMMUNICATION SERVICES (4.9%)

Diversified Telecommunication Services (4.7%)
AT&T, Inc.	3,810,410	116,598,546
CenturyLink, Inc.(a)	203,692	8,463,403
Deutsche Telekom AG, ADR(c)	911,204	14,037,098
Frontier Communications Corp.(a)	624,505	5,133,431
Qwest Communications International, Inc.	4,980,142	34,014,370
Verizon Communications, Inc.	905,752	34,907,682
Windstream Corp.(a)	1,304,190	16,784,925

Total		229,939,455

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.(a)(b)	2,408,197	11,174,034

TOTAL TELECOMMUNICATION SERVICES		241,113,489

UTILITIES (2.5%)

Electric Utilities (1.3%)
American Electric Power Co., Inc.	527,302	18,529,392
Entergy Corp.	234,024	15,728,753
FirstEnergy Corp.	400,154	14,841,712
NextEra Energy, Inc.	281,649	15,524,493

Total		64,624,350

Independent Power Producers & Energy Traders (—%)
CB Calpine Escrow(d)(e)	6,000,000	6

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (cont.)
Multi-Utilities (1.2%)
Dominion Resources, Inc.(a)	745,692	$33,332,432
Sempra Energy	410,462	21,959,717

Total		55,292,149

TOTAL UTILITIES		119,916,505

Total Common Stocks
(Cost: $3,731,914,263)		$4,820,079,409

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (0.2%)

BUILDING MATERIALS (0.2%)
Cemex SAB de CV Subordinated Notes(c)(f)
03/15/18	3.750%	$7,719,000	$7,973,727

Total Convertible Bonds
(Cost: $7,719,000)			$7,973,727

	Shares	Value

Money Market Fund (0.6%)

Columbia Short-Term Cash Fund, 0.229%(g)(h)	30,193,571	$30,193,571

Total Money Market Fund
(Cost: $30,193,571)		$30,193,571

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.8%)

Asset-Backed Commercial Paper (0.8%)
Antalis US Funding Corp.
04/08/11	0.260%	$24,998,556	$24,998,556
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	4,993,125	4,993,125
Royal Park Investments Funding Corp.
06/17/11	0.601%	9,984,667	9,984,667

Total			39,976,348

Certificates of Deposit (10.2%)
Australia and New Zealand Bank Group, Ltd.
05/17/11	0.410%	10,000,000	10,000,000
06/30/11	0.400%	15,000,000	15,000,000
Bank of Nova Scotia
05/12/11	0.220%	25,000,000	25,000,000
Bank of Tokyo Securities
04/01/11	0.250%	5,000,000	5,000,000
Barclays Bank PLC
04/05/11	0.150%	4,000,000	4,000,000
05/23/11	0.400%	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.240%	30,000,000	30,000,000
Credit Agricole
04/21/11	0.400%	20,000,525	20,000,525
Credit Industrial et Commercial
04/04/11	0.500%	15,000,000	15,000,000
06/07/11	0.400%	5,000,000	5,000,000
07/01/11	0.430%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.240%	20,000,000	20,000,000
DZ Bank AG
04/08/11	0.400%	10,000,000	10,000,000
Den Danske Bank
04/01/11	0.190%	40,000,000	40,000,000
Deutsche Bank AG
07/08/11	0.320%	25,000,000	25,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	10,000,000	10,000,000
05/17/11	0.400%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	5,000,000	5,000,000
KBC Bank NV
04/29/11	0.450%	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	10,000,000	10,000,000
05/18/11	0.350%	9,991,354	9,991,354
05/23/11	0.345%	8,000,000	8,000,000
N.V. Bank Nederlandse Gemeenten
05/04/11	0.410%	5,000,000	5,000,000
06/30/11	0.360%	10,000,000	10,000,000
Natixis
05/09/11	0.503%	20,000,000	20,000,000
Norinchukin Bank
04/06/11	0.350%	21,000,000	21,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	9,000,000	9,000,000
Rabobank Group
04/27/11	0.298%	20,000,000	20,000,000
Societe Generale
07/01/11	0.363%	15,000,000	15,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	$4,000,000	$4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	10,000,000	10,000,000
Svenska Handelsbank
04/01/11	0.110%	15,000,000	15,000,000
Union Bank of Switzerland
04/18/11	0.334%	20,000,000	20,000,000
United Overseas Bank Ltd.
04/11/11	0.390%	5,000,000	5,000,000
Westpac Banking Corp.
05/09/11	0.230%	25,000,000	25,000,000

Total			495,991,879

Commercial Paper (1.6%)
ASB Finance Ltd.
05/03/11	0.391%	9,981,150	9,981,150
Cancara Asset Securitisation LLC
04/20/11	0.250%	9,998,056	9,998,056
ENI Finance USA, Inc.
04/01/11	0.200%	34,999,805	34,999,805
Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778
Suncorp Metway Ltd.
04/27/11	0.300%	3,998,833	3,998,833
Westpac Securities NZ Ltd.
09/02/11	0.341%	10,000,000	10,000,000

Total			78,967,622

Other Short-Term Obligations (0.9%)
Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	10,000,000	10,000,000
04/20/11	0.270%	10,000,000	10,000,000
Natixis Financial Products LLC
04/01/11	0.470%	25,000,000	25,000,000

Total			45,000,000

Repurchase Agreements (4.3%)
Barclays Capital, Inc.(i) dated 10/13/10, matures 04/15/11, repurchase price $35,003,938
	0.270%	35,000,000	35,000,000
dated 11/04/10, matures 04/15/11, repurchase price $20,002,250
	0.270%	20,000,000	20,000,000
Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $25,000,160(i)
	0.230%	25,000,000	25,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $10,618,910(i)
	0.160%	10,618,863	10,618,863
MF Global Holdings Ltd.(i) dated 03/31/11, matures 04/01/11, repurchase price $15,000,121
	0.290%	15,000,000	15,000,000
repurchase price $25,000,174
	0.250%	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 03/31/11, matures 04/01/11, repurchase price $60,000,467(i)
	0.280%	60,000,000	60,000,000
Nomura Securities dated 03/31/10, matures 04/01/11, repurchase price $11,000,073(i)
	0.240%	11,000,000	11,000,000
RBS Securities, Inc. dated 08/18/10, matures 05/05/11, repurchase price $10,002,625(i)
	0.270%	10,000,000	10,000,000

Total			211,618,863

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $871,554,712)			$871,554,712

Total Investments
(Cost: $4,641,381,546)			$5,729,801,419
Other Assets & Liabilities, Net			(844,736,246)

Net Assets			$4,885,065,173

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 17.24% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $6, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

Acquisition
Security Description	Dates	Cost
CB Calpine Escrow	12-20-01 thru 12-21-01	$—

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2011, the value of these securities amounted to $6, which represents less than 0.01% of net assets.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $7,973,727 or 0.16% of net assets.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(h)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$86,554,608	$458,508,962	$(514,869,999)	$—	$30,193,571	$86,600	$30,193,571

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$2,319,079
Arabella Ltd	3,296,960
BP Capital Markets PLC	1,195,138
BPCE	4,666,486
Dexia Delaware LLC	5,340,565
Electricite De France	4,198,040
European Investment Bank	3,330,596
Nationwide Building	2,282,165
Skandin Ens Banken AG	4,057,643
Societe Generale	6,063,328

Total Market Value of Collateral Securities	$36,750,000

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$1,325,188
Arabella Ltd	1,883,977
BP Capital Markets PLC	682,937
BPCE	2,666,563
Dexia Delaware LLC	3,051,751
Electricite De France	2,398,880
European Investment Bank	1,903,198
Nationwide Building	1,304,094
Skandin Ens Banken AG	2,318,653
Societe Generale	3,464,759

Total Market Value of Collateral Securities	$21,000,000

Cantor Fitzgerald & Co. (0.230%)
Security Description	Value
Breeds Hill Capital Ltd	$3,472
Fannie Mae Interest Strip	1,351,192
Fannie Mae Pool	11,900,890
Fannie Mae Principal Strip	127,351
Fannie Mae REMICS	396,285
Federal Farm Credit Bank	227,306
Federal Home Loan Banks	337,265
Federal Home Loan Mortgage Corp	197,586
Federal National Mortgage Association	154,548
FHLMC Structured Pass Through Securities	69,204
Freddie Mac Coupon Strips	1,498
Freddie Mac Gold Pool	1,686,573

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.230%) (continued)
Security Description	Value
Freddie Mac Non Gold Pool	$5,110,167
Freddie Mac REMICS	506,236
Freddie Mac Strips	131,644
Ginnie Mae I Pool	357,660
Ginnie Mae II Pool	1,087,954
Government National Mortgage Association	422,478
LMA SA & LMA Americas	1,196
Metlife Short Term Funding	1,643
Sanofi-Aventis	5,106
Silver Tower US Fund	1,140
Suncorp-Metway Ltd	3,505
United States Treasury Inflation Indexed Bonds	75,112
United States Treasury Strip Coupon	1,223,902
United States Treasury Strip Principal	119,089

Total Market Value of Collateral Securities	$25,500,002

Goldman Sachs & Co. (0.160%)
Security Description	Value
Government National Mortgage Association	$10,831,240

MF Global Holdings Ltd. (0.290%)
Security Description	Value
Fannie Mae REMICS	$329,499
Freddie Mac Gold Pool	9,584,387
Freddie Mac REMICS	212,226
Ginnie Mae I Pool	955,270
Ginnie Mae II Pool	3,949,410
Government National Mortgage Association	269,290

Total Market Value of Collateral Securities	$15,300,082

MF Global Holdings Ltd. (0.250%)
Security Description	Value
Ginnie Mae I Pool	$15,232,869
Ginnie Mae II Pool	10,267,438

Total Market Value of Collateral Securities	$25,500,307

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.280%)
Security Description	Value
Fannie Mae Grantor Trust	$553,334
Fannie Mae Pool	31,064,996
Fannie Mae Principal Strip	531,863
Fannie Mae Whole Loan	505,633
Federal Farm Credit Bank	6,371,938
Federal Farm Credit Discount Notes	773,500
Federal Home Loan Bank Discount Notes	2,860,723
Federal Home Loan Banks	4,392,730
Federal Home Loan Mortgage Corp	315,051
Federal National Mortgage Association	3,638,385
FHLMC Structured Pass Through Securities	437,782
Freddie Mac Gold Pool	2,910,425
Freddie Mac Non Gold Pool	6,822,546
Government National Mortgage Association	21,094

Total Market Value of Collateral Securities	$61,200,000

Nomura Securities (0.240%)
Security Description	Value
Fannie Mae Pool	$8,170,960
Freddie Mac Gold Pool	3,049,040

Total Market Value of Collateral Securities	$11,220,000

RBS Securities, Inc. (0.270%)
Security Description	Value
Fannie Mae REMICS	$1,546,474
FHLMC Structured Pass Through Securities	3,529,088
Freddie Mac REMICS	3,936,888
Freddie Mac Strips	1,081,557
Government National Mortgage Association	106,027

Total Market Value of Collateral Securities	$10,200,034

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$384,444,955	$—	$—	$384,444,955
Consumer Staples	256,942,274	—	—	256,942,274
Energy	794,751,084	—	—	794,751,084
Financials	842,662,916	—	—	842,662,916
Health Care	497,447,960	—	—	497,447,960
Industrials	887,563,671	—	—	887,563,671
Information Technology	505,070,462	—	—	505,070,462
Materials	281,243,849	8,922,244	—	290,166,093
Telecommunication Services	227,076,391	14,037,098	—	241,113,489
Utilities	119,916,499	—	6	119,916,505

Total Equity Securities	4,797,120,061	22,959,342	6	4,820,079,409

Bonds
Convertible Bonds	—	7,973,727	—	7,973,727

Total Bonds	—	7,973,727	—	7,973,727

Other
Affiliated Money Market Fund(c)	$30,193,571	$—	$—	$30,193,571
Investments of Cash Collateral Received for Securities on Loan	—	871,554,712	—	871,554,712

Total Other	30,193,571	871,554,712	—	901,748,283

Total	$4,827,313,632	$902,487,781	$6	$5,729,801,419

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

(b)	The amount of securities transferred out of Level 1 and into Level 2 during the period was $19,727,660. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of September 30, 2010	$6
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$6

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $3,739,633,263)	$4,828,053,136
Affiliated issuers (identified cost $30,193,571)	30,193,571
Investment of cash collateral received for securities on loan (identified cost $871,554,712)	871,554,712

Total investments (identified cost $4,641,381,546)	5,729,801,419

Cash	123,933
Receivable for:
Capital shares sold	8,942,263
Investments sold	24,259,223
Dividends	6,271,506
Interest	109,600
Reclaims	356,710

Total assets	5,769,864,654

Liabilities
Due upon return of securities on loan	871,554,712
Payable for:
Investments purchased	2,418,964
Capital shares purchased	9,402,672
Investment management fees	74,504
Distribution fees	37,226
Transfer agent fees	138,154
Administration fees	6,391
Plan administration fees	160,207
Other expenses	1,006,651

Total liabilities	884,799,481

Net assets applicable to outstanding capital stock	$4,885,065,173

Represented by
Paid-in capital	$4,861,351,123
Undistributed net investment income	4,990,903
Accumulated net realized loss	(1,069,696,726)
Unrealized appreciation (depreciation) on:
Investments	1,088,419,873

Total — representing net assets applicable to outstanding capital stock	$4,885,065,173

*Value of securities on loan	$851,461,788

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  23

Statement of Assets and Liabilities (continued)
March 31, 2011 (Unaudited)

Net assets
Class A	$3,941,444,582
Class B	$262,146,006
Class C	$72,347,144
Class I	$143,323,506
Class R	$12,805,554
Class R3	$122,961,460
Class R4	$256,538,961
Class R5	$71,986,455
Class W	$3,854
Class Z	$1,507,651
Shares outstanding
Class A	369,670,994
Class B	24,520,222
Class C	6,793,693
Class I	13,454,338
Class R	1,205,878
Class R3	11,549,713
Class R4	24,042,706
Class R5	6,747,795
Class W	361
Class Z	141,412
Net asset value per share
Class A(a)	$10.66
Class B	$10.69
Class C	$10.65
Class I	$10.65
Class R	$10.62
Class R3	$10.65
Class R4	$10.67
Class R5	$10.67
Class W	$10.68
Class Z	$10.66

(a)	The maximum offering price per share for Class A is $11.31. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$52,036,328
Interest	101,968
Dividends from affiliates	86,600
Income from securities lending — net	919,752
Foreign taxes withheld	(675,319)

Total income	52,469,329

Expenses:
Investment management fees	13,983,518
Distribution fees
Class A	4,680,474
Class B	1,286,006
Class C	350,463
Class R	28,665
Class R3	144,613
Class W	5
Transfer agent fees
Class A	3,684,283
Class B	257,664
Class C	69,412
Class R	11,104
Class R3	19,429
Class R4	34,673
Class R5	11,132
Class W	3
Class Z	400
Administration fees	1,129,191
Plan administration fees
Class R3	144,613
Class R4	302,156
Compensation of board members	49,965
Custodian fees	32,500
Printing and postage fees	221,877
Registration fees	174,600
Professional fees	27,583
Other	156,146

Total expenses	26,800,475

Net investment income	25,668,854

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  25

Statement of Operations (continued)
Six months ended March 31, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$201,946,634
Foreign currency transactions	3,015
Forward foreign currency exchange contracts	(3,233)

Net realized gain	201,946,416
Net change in unrealized appreciation (depreciation) on:
Investments	578,091,755

Net change in unrealized appreciation	578,091,755

Net realized and unrealized gain	780,038,171

Net increase in net assets resulting from operations	$805,707,025

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
	(Unaudited)
Operations
Net investment income	$25,668,854	$59,947,451
Net realized gain (loss)	201,946,416	(72,030,584)
Net change in unrealized appreciation	578,091,755	451,887,217

Net increase in net assets resulting from operations	805,707,025	439,804,084

Distributions to shareholders from:
Net investment income
Class A	(21,252,355)	(49,470,218)
Class B	(460,513)	(2,005,454)
Class C	(134,417)	(450,671)
Class I	(1,423,904)	(3,946,066)
Class R	(53,935)	(96,765)
Class R3	(615,036)	(1,349,112)
Class R4	(1,600,403)	(3,268,322)
Class R5	(522,469)	(1,037,365)
Class W	(21)	(45)
Class Z	(8,717)	—

Total distributions to shareholders	(26,071,770)	(61,624,018)

Decrease in net assets from capital share transactions	(328,654,862)	(492,963,977)

Total increase (decrease) in net assets	450,980,393	(114,783,911)
Net assets at beginning of period	4,434,084,780	4,548,868,691

Net assets at end of period	$4,885,065,173	$4,434,084,780

Undistributed net investment income	$4,990,903	$5,393,819

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  27

Statement of Changes in Net Assets (continued)

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	30,409,981	306,223,886	70,303,939	615,656,367
Conversions from Class B	2,723	28,334	8,988,433	77,929,357
Distributions reinvested	1,938,131	19,839,247	5,319,074	47,091,460
Redemptions	(52,075,380)	(518,108,015)	(118,454,572)	(1,037,361,815)

Net decrease	(19,724,545)	(192,016,548)	(33,843,126)	(296,684,631)

Class B shares
Subscriptions	250,263	2,494,902	1,726,446	15,169,381
Distributions reinvested	43,207	443,061	220,806	1,945,255
Conversions to Class A	(2,718)	(28,334)	(8,967,753)	(77,929,357)
Redemptions	(2,992,298)	(29,793,964)	(11,103,704)	(97,275,625)

Net decrease	(2,701,546)	(26,884,335)	(18,124,205)	(158,090,346)

Class C shares
Subscriptions	382,536	3,832,952	774,142	6,772,588
Distributions reinvested	12,203	124,602	48,255	424,610
Redemptions	(974,944)	(9,692,123)	(2,167,626)	(18,869,531)

Net decrease	(580,205)	(5,734,569)	(1,345,229)	(11,672,333)

Class I shares
Subscriptions	313,788	3,153,218	1,125,600	9,949,562
Distributions reinvested	140,250	1,423,839	445,804	3,945,934
Redemptions	(10,613,188)	(111,038,625)	(3,495,683)	(30,976,747)

Net decrease	(10,159,150)	(106,461,568)	(1,924,279)	(17,081,251)

Class R shares
Subscriptions	166,917	1,709,204	455,238	3,974,391
Distributions reinvested	5,285	53,928	10,959	96,765
Redemptions	(134,392)	(1,327,908)	(297,072)	(2,580,086)

Net increase	37,810	435,224	169,125	1,491,070

Class R3 shares
Subscriptions	2,466,393	24,541,334	4,714,706	41,194,081
Distributions reinvested	60,159	614,983	152,706	1,348,993
Redemptions	(2,464,463)	(24,689,269)	(6,665,434)	(58,039,611)

Net increase (decrease)	62,089	467,048	(1,798,022)	(15,496,537)

Class R4 shares
Subscriptions	2,727,758	27,278,940	4,516,848	39,427,849
Distributions reinvested	146,460	1,500,205	346,141	3,067,365
Redemptions	(2,931,937)	(29,561,420)	(4,569,315)	(40,062,488)

Net increase (decrease)	(57,719)	(782,275)	293,674	2,432,726

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars($)	Shares	Dollars($)
Class R5 shares
Subscriptions	560,475	5,620,553	1,240,016	10,824,692
Distributions reinvested	50,561	517,966	115,308	1,022,462
Redemptions	(521,865)	(5,236,488)	(1,112,112)	(9,712,329)

Net increase	89,171	902,031	243,212	2,134,825

Class Z shares
Subscriptions	150,517	1,519,259	277	2,500
Distributions reinvested	424	4,393	—	—
Redemptions	(9,806)	(103,522)	—	—

Net increase	141,135	1,420,130	277	2,500

Total net decrease	(32,892,960)	(328,654,862)	(56,328,573)	(492,963,977)

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended
Class A	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.03		$8.31	$9.31	$14.34	$13.10	$12.11

Income from investment operations:
Net investment income	.06		.12	.16	.17	.18	.18
Net realized and unrealized gain (loss) on investments	1.63		.72	(1.02)	(3.44)	2.41	1.54

Total from investment operations	1.69		.84	(.86)	(3.27)	2.59	1.72

Less distributions to shareholders from:
Net investment income	(.06)		(.12)	(.14)	(.17)	(.18)	(.19)
Net realized gains	—		—	—	(1.32)	(1.17)	(.54)
Tax return of capital	—		—	—	(.27)	—	—

Total distributions to shareholders	(.06)		(.12)	(.14)	(1.76)	(1.35)	(.73)

Net asset value, end of period	$10.66		$9.03	$8.31	$9.31	$14.34	$13.10

Total return	18.71%		10.18%	(8.91% )	(25.05% )	20.98%	14.72%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.12%	(b)	1.12%	0.99%	1.08%	1.00%	1.10%

Net expenses after fees waived or expenses reimbursed	1.12%	(b)	1.12%	0.99%	1.08%	1.00%	1.10%

Net investment income	1.11%	(b)	1.36%	2.21%	1.49%	1.34%	1.40%

Supplemental data
Net assets, end of period (in thousands)	$3,941,445		$3,516,017	$3,516,948	$4,504,418	$6,501,874	$5,432,696

Portfolio turnover	14%		34%	38%	31%	31%	28%

See accompanying Notes to Financial Highlights.

30  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended
Class B	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.05		$8.33	$9.32	$14.35	$13.11	$12.07

Income from investment operations:
Net investment income	.02		.05	.10	.08	.08	.04
Net realized and unrealized gain (loss) on investments	1.64		.72	(1.00)	(3.45)	2.40	1.58

Total from investment operations	1.66		.77	(.90)	(3.37)	2.48	1.62

Less distributions to shareholders from:
Net investment income	(.02)		(.05)	(.09)	(.07)	(.07)	(.04)
Net realized gains	—		—	—	(1.32)	(1.17)	(.54)
Tax return of capital	—		—	—	(.27)	—	—

Total distributions to shareholders	(.02)		(.05)	(.09)	(1.66)	(1.24)	(.58)

Net asset value, end of period	$10.69		$9.05	$8.33	$9.32	$14.35	$13.11

Total return	18.33%		9.26%	(9.53% )	(25.66% )	20.04%	13.87%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.87%	(b)	1.89%	1.76%	1.84%	1.76%	1.86%

Net expenses after fees waived or expenses reimbursed	1.87%	(b)	1.89%	1.76%	1.84%	1.76%	1.86%

Net investment income	0.36%	(b)	0.58%	1.49%	0.71%	0.57%	0.64%

Supplemental data
Net assets, end of period (in thousands)	$262,146		$246,456	$377,652	$633,360	$1,113,206	$1,208,096

Portfolio turnover	14%		34%	38%	31%	31%	28%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months ended
Class C	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.02		$8.30	$9.30	$14.32	$13.09	$12.06

Income from investment operations:
Net investment income	.02		.05	.10	.09	.08	.04
Net realized and unrealized gain (loss) on investments	1.63		.73	(1.01)	(3.44)	2.40	1.58

Total from investment operations	1.65		.78	(.91)	(3.35)	2.48	1.62

Less distributions to shareholders from:
Net investment income	(.02)		(.06)	(.09)	(.08)	(.08)	(.05)
Net realized gains	—		—	—	(1.32)	(1.17)	(.54)
Tax return of capital	—		—	—	(.27)	—	—

Total distributions to shareholders	(.02)		(.06)	(.09)	(1.67)	(1.25)	(.59)

Net asset value, end of period	$10.65		$9.02	$8.30	$9.30	$14.32	$13.09

Total return	18.29%		9.37%	(9.61% )	(25.60% )	20.04%	13.84%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.87%	(b)	1.88%	1.75%	1.83%	1.76%	1.86%

Net expenses after fees waived or expenses reimbursed	1.87%	(b)	1.88%	1.75%	1.83%	1.76%	1.86%

Net investment income	0.36%	(b)	0.60%	1.46%	0.75%	0.58%	0.63%

Supplemental data
Net assets, end of period (in thousands)	$72,347		$66,505	$72,372	$93,321	$113,516	$86,483

Portfolio turnover	14%		34%	38%	31%	31%	28%

See accompanying Notes to Financial Highlights.

32  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended
Class I	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.02		$8.30	$9.30	$14.33	$13.09	$12.13

Income from investment operations:
Net investment income	.08		.16	.19	.22	.23	.26
Net realized and unrealized gain (loss) on investments	1.63		.72	(1.01)	(3.45)	2.41	1.50

Total from investment operations	1.71		.88	(.82)	(3.23)	2.64	1.76

Less distributions to shareholders from:
Net investment income	(.08)		(.16)	(.18)	(.21)	(.23)	(.26)
Net realized gains	—		—	—	(1.32)	(1.17)	(.54)
Tax return of capital	—		—	—	(.27)	—	—

Total distributions to shareholders	(.08)		(.16)	(.18)	(1.80)	(1.40)	(.80)

Net asset value, end of period	$10.65		$9.02	$8.30	$9.30	$14.33	$13.09

Total return	18.99%		10.69%	(8.47% )	(24.75% )	21.44%	15.14%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.67%	(b)	0.67%	0.50%	0.67%	0.62%	0.70%

Net expenses after fees waived or expenses reimbursed	0.67%	(b)	0.67%	0.50%	0.67%	0.62%	0.70%

Net investment income	1.56%	(b)	1.82%	2.69%	1.98%	1.72%	1.79%

Supplemental data
Net assets, end of period (in thousands)	$143,324		$213,083	$212,064	$189,997	$131,742	$133,039

Portfolio turnover	14%		34%	38%	31%	31%	28%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months ended
Class R	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007(c)
Net asset value, beginning of period	$8.99		$8.28	$9.28	$14.33	$14.03

Income from investment operations:
Net investment income	.04		.09	.13	.14	.11
Net realized and unrealized gain (loss) on investments	1.64		.72	(1.01)	(3.45)	1.52

Total from investment operations	1.68		.81	(.88)	(3.31)	1.63

Less distributions to shareholders from:
Net investment income	(.05)		(.10)	(.12)	(.15)	(.16)
Net realized gains	—		—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	(.27)	—

Total distributions to shareholders	(.05)		(.10)	(.12)	(1.74)	(1.33)

Net asset value, end of period	$10.62		$8.99	$8.28	$9.28	$14.33

Total return	18.66%		9.76%	(9.20% )	(25.36% )	12.74%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.36%	(b)	1.46%	1.30%	1.46%	1.43%	(b)

Net expenses after fees waived or expenses reimbursed	1.36%	(b)	1.46%	1.30%	1.46%	1.43%	(b)

Net investment income	0.86%	(b)	1.03%	1.86%	1.33%	1.03%	(b)

Supplemental data
Net assets, end of period (in thousands)	$12,806		$10,506	$8,271	$7,728	$30

Portfolio turnover	14%		34%	38%	31%	31%

See accompanying Notes to Financial Highlights.

34  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended
Class R3	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007(c)
Net asset value, beginning of period	$9.02		$8.30	$9.30	$14.33	$14.03

Income from investment operations:
Net investment income	.05		.11	.15	.16	.13
Net realized and unrealized gain (loss) on investments	1.63		.72	(1.01)	(3.45)	1.54

Total from investment operations	1.68		.83	(.86)	(3.29)	1.67

Less distributions to shareholders from:
Net investment income	(.05)		(.11)	(.14)	(.15)	(.20)
Net realized gains	—		—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	(.27)	—

Total distributions to shareholders	(.05)		(.11)	(.14)	(1.74)	(1.37)

Net asset value, end of period	$10.65		$9.02	$8.30	$9.30	$14.33

Total return	18.68%		10.09%	(8.95% )	(25.17% )	13.02%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	(b)	1.22%	1.05%	1.23%	1.32%	(b)

Net expenses after fees waived or expenses reimbursed	1.20%	(b)	1.22%	1.05%	1.23%	1.32%	(b)

Net investment income	1.03%	(b)	1.26%	2.13%	1.37%	1.35%	(b)

Supplemental data
Net assets, end of period (in thousands)	$122,961		$103,577	$110,248	$108,543	$118,360

Portfolio turnover	14%		34%	38%	31%	31%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months ended
Class R4	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.04		$8.32	$9.31	$14.35	$13.11	$12.12

Income from investment operations:
Net investment income	.06		.13	.17	.19	.20	.21
Net realized and unrealized gain (loss) on investments	1.64		.73	(1.00)	(3.46)	2.41	1.53

Total from investment operations	1.70		.86	(.83)	(3.27)	2.61	1.74

Less distributions to shareholders from:
Net investment income	(.07)		(.14)	(.16)	(.18)	(.20)	(.21)
Net realized gains	—		—	—	(1.32)	(1.17)	(.54)
Tax return of capital	—		—	—	(.27)	—	—

Total distributions to shareholders	(.07)		(.14)	(.16)	(1.77)	(1.37)	(.75)

Net asset value, end of period	$10.67		$9.04	$8.32	$9.31	$14.35	$13.11

Total return	18.79%		10.34%	(8.57% )	(24.98% )	21.10%	14.91%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.95%	(b)	0.97%	0.80%	0.98%	0.91%	0.93%

Net expenses after fees waived or expenses reimbursed	0.95%	(b)	0.97%	0.75%	0.94%	0.89%	0.93%

Net investment income	1.28%	(b)	1.52%	2.42%	1.66%	1.46%	1.56%

Supplemental data
Net assets, end of period (in thousands)	$256,539		$217,779	$197,977	$182,738	$209,638	$95,528

Portfolio turnover	14%		34%	38%	31%	31%	28%

See accompanying Notes to Financial Highlights.

36  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended
Class R5	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007(c)
Net asset value, beginning of period	$9.03		$8.31	$9.31	$14.35	$14.03

Income from investment operations:
Net investment income	.08		.15	.18	.23	.18
Net realized and unrealized gain (loss) on investments	1.64		.73	(1.00)	(3.47)	1.54

Total from investment operations	1.72		.88	(.82)	(3.24)	1.72

Less distributions to shareholders from:
Net investment income	(.08)		(.16)	(.18)	(.21)	(.23)
Net realized gains	—		—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	(.27)	—

Total distributions to shareholders	(.08)		(.16)	(.18)	(1.80)	(1.40)

Net asset value, end of period	$10.67		$9.03	$8.31	$9.31	$14.35

Total return	19.06%		10.62%	(8.51% )	(24.83% )	13.41%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.70%	(b)	0.72%	0.55%	0.70%	0.73%	(b)

Net expenses after fees waived or expenses reimbursed	0.70%	(b)	0.72%	0.55%	0.70%	0.73%	(b)

Net investment income	1.53%	(b)	1.77%	2.62%	2.07%	1.63%	(b)

Supplemental data
Net assets, end of period (in thousands)	$71,986		$60,156	$53,334	$45,589	$9,909

Portfolio turnover	14%		34%	38%	31%	31%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months ended
Class W	March 31, 2011		Year ended September 30,
Per share data	(Unaudited)		2010	2009	2008	2007(d)
Net asset value, beginning of period	$9.04		$8.32	$9.32	$14.35	$13.86

Income from investment operations:
Net investment income	.06		.12	.16	.17	.14
Net realized and unrealized gain on investments	1.64		.72	(1.01)	(3.45)	1.70

Total from investment operations	1.70		.84	(.85)	(3.28)	1.84

Less distributions to shareholders from:
Net investment income	(.06)		(.12)	(.15)	(.16)	(.18)
Net realized gains	—		—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	(.27)	—

Total distributions to shareholders	(.06)		(.12)	(.15)	(1.75)	(1.35)

Net asset value, end of period	$10.68		$9.04	$8.32	$9.32	$14.35

Total return	18.81%		10.18%	(8.85% )	(25.07% )	14.40%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.10%	(b)	1.09%	0.91%	1.12%	1.05%	(b)

Net expenses after fees waived or expenses reimbursed	1.10%	(b)	1.09%	0.91%	1.12%	1.05%	(b)

Net investment income	1.13%	(b)	1.40%	2.28%	1.45%	1.29%	(b)

Supplemental data
Net assets, end of period (in thousands)	$4		$3	$3	$3	$5

Portfolio turnover	14%		34%	38%	31%	31%

See accompanying Notes to Financial Highlights.

38  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended		Year ended
Class Z	March 31, 2011		September 30,
Per share data	(Unaudited)		2010(e)
Net asset value, beginning of period	$9.03		$9.02

Income from investment operations:
Net investment income	.09		.01
Net realized and unrealized gain on investments	1.62		—

Total from investment operations	1.71		.01

Less distributions to shareholders from:
Net investment income	(.08)		—

Net asset value, end of period	$10.66		$9.03

Total return	18.94%		0.11%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.79%	(b)	1.02%	(b)

Net expenses after fees waived or expenses reimbursed	0.79%	(b)	1.02%	(b)

Net investment income	1.77%	(b)	9.89%	(b)

Supplemental data
Net assets, end of period (in thousands)	$1,508		$3

Portfolio turnover	14%		34%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	For the period from December 11, 2006 (when shares became available) to September 30, 2007.
(d)	For the period from December 1, 2006 (when shares became available) to September 30, 2007.
(e)	For the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements
March 31, 2011 (Unaudited)

Note 1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Investment Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

40  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates

42  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at March 31, 2011
At March 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations
for the Six Months Ended March 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign Currency
Risk Exposure Category	Exchange Contracts
Foreign exchange contracts	$(3,233)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign Currency
Risk Exposure Category	Exchange Contracts
Foreign exchange contracts	$—

Volume of Derivative Activity
Forward Foreign Currency Exchange Contracts
At March 31, 2011, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened and subsequently closed, was $87,000 for the six months ended March 31, 2011.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian,

44  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.600% to 0.375% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds

46  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $869,130 for the six months ended March 31, 2011. The management fee for the six months ended March 31, 2011 was 0.59% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an increase to the management fee rate payable to the Investment Manager at all or most asset levels such that the rate declines from 0.66% to 0.49% as the Fund’s net assets increase and an elimination of the PIA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and the fee change will become effective on or about July 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.05% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were $9,757.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay any transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation.

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.19
Class R3	0.03
Class R4	0.03
Class R5	0.03
Class W	0.19
Class Z	0.11

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an

48  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $13,917,000 and $751,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $964,127 for Class A, $86,660 for Class B and $1,793 for Class C for the six months ended March 31, 2011.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At March 31, 2011, the cost of investments for federal income tax purposes was approximately $4,641,382,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,113,721,000
Unrealized depreciation	(25,301,000)

Net unrealized appreciation	$1,088,420,000

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

The following capital loss carryforward, determined as of September 30, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$247,351
2017	47,002,150
2018	1,154,371,285

Total	$1,201,620,786

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $631,652,959 and $927,105,531, respectively, for the six months ended March 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of

50  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2011, securities valued at $851,461,788 were on loan, secured by cash collateral of $871,554,712 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At March 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class W shares.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies

52  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

54  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) of Columbia Diversified Equity Income Fund (the Fund) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at all or most asset levels and eliminating the performance incentive adjustment. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on Feb. 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Investment Series, Inc., on behalf of the Fund, on Dec. 28, 2010, and is incorporated herein by reference.

Results of Meeting of Shareholders

Columbia Diversified Equity Income Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of shares outstanding in the Fund.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  55

Results of Meeting of Shareholders (continued)

Proposal 1:  To elect directors to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01 Kathleen Blatz	5,519,120,410.407	175,018,721.076	0.00	0.00
02 Edward J. Boudreau, Jr.	5,515,563,387.175	178,575,744.308	0.00	0.00
03 Pamela G. Carlton	5,518,733,519.579	175,405,611.903	0.00	0.00
04 William P. Carmichael	5,513,016,443.013	181,122,688.470	0.00	0.00
05 Patricia M. Flynn	5,519,518,852.744	174,620,278.739	0.00	0.00
06 William A. Hawkins	5,514,037,274.572	180,101,856.911	0.00	0.00
07 R. Glenn Hilliard	5,513,838,731.739	180,300,399.744	0.00	0.00
08 Stephen R. Lewis, Jr.	5,513,761,366.896	180,377,764.587	0.00	0.00
09 John F. Maher	5,517,767,450.200	176,371,681.283	0.00	0.00
10 John J. Nagorniak	5,514,880,200.442	179,258,931.040	0.00	0.00
11 Catherine James Paglia	5,518,721,726.947	175,417,404.535	0.00	0.00
12 Leroy C. Richie	5,514,469,447.605	179,669,683.877	0.00	0.00
13 Anthony M. Santomero	5,514,666,707.450	179,472,424.033	0.00	0.00
14 Minor M. Shaw	5,514,636,986.221	179,502,145.261	0.00	0.00
15 Alison Taunton-Rigby	5,517,048,712.195	177,090,419.287	0.00	0.00
16 William F. Truscott	5,515,998,626.742	178,140,504.741	0.00	0.00

Proposal 2:  To approve the proposed amendment to the Articles of Incorporation of RiverSource Investment Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
5,383,927,685.941	155,154,056.073	154,918,963.943	138,336.845

Proposal 3:  To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,702,048,917.047	88,542,814.316	88,858,462.872	131,742,596.335

Proposal 4:  To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,702,680,636.515	89,739,456.588	87,030,130.953	131,742,566.515

*	All dollars of RiverSource Investment Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

56  COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Columbia Diversified Equity Income Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6476 Z (5/11)

Semiannual Report

Columbia
Large Growth Quantitative Fund

Semiannual Report for the Period Ended
March 31, 2011

Columbia Large Growth Quantitative Fund seeks to provide shareholders with long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	10

Statement of Assets and Liabilities	20

Statement of Operations	22

Statement of Changes in Net Assets	24

Financial Highlights	27

Notes to Financial Statements	35

Proxy Voting	51

Approval of Investment Management Services Agreement	51

Results of Meeting of Shareholders	52

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Large Growth Quantitative Fund (the Fund) Class A shares gained 17.78% (excluding sales charge) for the six months ended March 31, 2011.

>	The Fund underperformed the 18.57% increase of the Russell 1000® Growth Index during the same six-month period.

>	The Fund outperformed its peer group, the Lipper Large-Cap Growth Funds Index, which advanced 17.50% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

Since
inception
	6 months*	1 year	3 years	5/17/07
Columbia Large Growth Quantitative Fund Class A (excluding sales charge)	+17.78%	+14.88%	+3.61%	-0.28%

Russell 1000 Growth Index(1) (unmanaged)	+18.57%	+18.26%	+5.19%	+2.15%

Lipper Large-Cap Growth Funds Index(2) (unmanaged)	+17.50%	+15.68%	+3.32%	+1.43%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
				Since
Without sales charge	6 months*	1 year	3 years	inception
Class A (inception 5/17/07)	+17.78%	+14.88%	+3.61%	-0.28%

Class B (inception 5/17/07)	+17.20%	+13.87%	+2.79%	-1.04%

Class C (inception 5/17/07)	+17.20%	+13.88%	+2.79%	-1.05%

Class I (inception 5/17/07)	+18.12%	+15.51%	+4.15%	+0.20%

Class R (inception 5/17/07)	+17.52%	+14.51%	+3.38%	-0.50%

Class R4 (inception 5/17/07)	+17.81%	+15.07%	+3.82%	-0.07%

Class W (inception 8/1/08)	+17.67%	+14.78%	N/A	+4.66%

Class Z (inception 9/27/10)	+17.73%	N/A	N/A	+17.73%*

With sales charge
Class A (inception 5/17/07)	+11.00%	+8.28%	+1.58%	-1.80%

Class B (inception 5/17/07)	+12.20%	+8.87%	+1.84%	-1.77%

Class C (inception 5/17/07)	+16.20%	+12.88%	+2.79%	-1.05%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at March 31, 2011)

Consumer Discretionary	13.9%

Consumer Staples	9.6

Energy	12.0

Financials	4.3

Health Care	9.7

Industrials	13.6

Information Technology	30.3

Materials	5.2

Telecommunication Services	0.5

Utilities	0.1

Other(2)	0.8

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2011)

Apple, Inc.	6.3%

IBM Corp.	4.5

Exxon Mobil Corp.	4.0

Microsoft Corp.	3.6

Philip Morris International, Inc.	3.2

Emerson Electric Co.	2.6

Intel Corp.	2.5

United Technologies Corp.	2.5

Freeport-McMoRan Copper & Gold, Inc.	2.4

Google, Inc., Class A	2.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,177.80	$6.79	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.29	1.25%

Class B

Actual(b)	$1,000	$1,172.00	$10.83	2.00%

Hypothetical (5% return before expenses)	$1,000	$1,014.96	$10.05	2.00%

Class C

Actual(b)	$1,000	$1,172.00	$10.83	2.00%

Hypothetical (5% return before expenses)	$1,000	$1,014.96	$10.05	2.00%

Class I

Actual(b)	$1,000	$1,181.20	$4.02	.74%

Hypothetical (5% return before expenses)	$1,000	$1,021.24	$3.73	.74%

Class R

Actual(b)	$1,000	$1,175.20	$8.08	1.49%

Hypothetical (5% return before expenses)	$1,000	$1,017.50	$7.49	1.49%

Class R4

Actual(b)	$1,000	$1,178.10	$5.92	1.09%

Hypothetical (5% return before expenses)	$1,000	$1,019.50	$5.49	1.09%

Class W

Actual(b)	$1,000	$1,176.70	$6.78	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.29	1.25%

Class Z

Actual(b)	$1,000	$1,177.30	$4.83	.89%

Hypothetical (5% return before expenses)	$1,000	$1,020.49	$4.48	.89%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: +17.78% for Class A, +17.20% for Class B, +17.20% for Class C, +18.12% for Class I, +17.52% for Class R, +17.81% for Class R4, +17.67% for Class W and +17.73% for Class Z.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments
Columbia Large Growth Quantitative Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.0%)

CONSUMER DISCRETIONARY (13.8%)

Auto Components (2.0%)
Lear Corp.	160,000	$7,819,200
TRW Automotive Holdings Corp.(a)	123,659	6,811,138

Total		14,630,338

Automobiles (0.3%)
Ford Motor Co.(a)	138,700	2,068,017

Household Durables (0.4%)
Garmin Ltd.(b)(c)	63,316	2,143,880
Tempur-Pedic International, Inc.(a)(b)	19,400	982,804

Total		3,126,684

Media (1.4%)
DIRECTV, Class A(a)	156,800	7,338,240
Viacom, Inc., Class B	59,070	2,747,936

Total		10,086,176

Multiline Retail (1.7%)
Dollar Tree, Inc.(a)(b)	189,139	10,500,998
Family Dollar Stores, Inc.	27,504	1,411,505

Total		11,912,503

Specialty Retail (6.2%)
Advance Auto Parts, Inc.(b)	145,174	9,526,318
AutoZone, Inc.(a)	7,600	2,079,056
GameStop Corp., Class A(a)(b)	26,999	608,018
Gap, Inc. (The)(b)	82,914	1,878,831
Limited Brands, Inc.	250,006	8,220,197
PetSmart, Inc.(b)	187,131	7,663,014
Ross Stores, Inc.	183,128	13,024,063
TJX Companies, Inc.	30,482	1,515,870

Total		44,515,367

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	186,823	9,722,269
Nike, Inc., Class B	28,262	2,139,433
Polo Ralph Lauren Corp.	11,900	1,471,435

Total		13,333,137

TOTAL CONSUMER DISCRETIONARY		99,672,222

CONSUMER STAPLES (9.6%)

Beverages (0.1%)
Coca-Cola Co. (The)	15,362	1,019,269

Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc.(b)	217,065	11,298,233

Food Products (1.3%)
Hershey Co. (The)	167,943	9,127,702

Household Products (0.3%)
Kimberly-Clark Corp.	22,215	1,449,973
Procter & Gamble Co. (The)	11,824	728,358

Total		2,178,331

Personal Products (1.8%)
Herbalife Ltd.(c)	159,119	12,945,922

Tobacco (4.5%)
Altria Group, Inc.	360,524	9,384,440
Philip Morris International, Inc.	351,000	23,036,130

Total		32,420,570

TOTAL CONSUMER STAPLES		68,990,027

ENERGY (12.0%)

Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.(a)(b)	20,938	972,151
Dresser-Rand Group, Inc.(a)(b)	72,072	3,864,501
Halliburton Co.	85,141	4,243,427
McDermott International, Inc.(a)(c)	74,100	1,881,399
Noble Corp.(b)(c)	101,656	4,637,547
Rowan Companies, Inc.(a)	69,285	3,061,011

Total		18,660,036

Oil, Gas & Consumable Fuels (9.4%)
Alpha Natural Resources, Inc.(a)(b)	206,791	12,277,182
Chevron Corp.	149,900	16,103,757
ConocoPhillips	131,700	10,517,562
Exxon Mobil Corp.(d)	343,700	28,915,481

Total		67,813,982

TOTAL ENERGY		86,474,018

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (4.3%)

Capital Markets (2.0%)
Franklin Resources, Inc.	41,938	$5,245,605
Goldman Sachs Group, Inc. (The)	38,128	6,042,144
Waddell & Reed Financial, Inc., Class A(b)	84,200	3,419,362

Total		14,707,111

Consumer Finance (0.2%)
SLM Corp.(a)	112,783	1,725,580

Insurance (1.4%)
Aflac, Inc.(b)	119,970	6,332,017
Brown & Brown, Inc.	102,200	2,636,760
Hartford Financial Services Group, Inc.	50,100	1,349,193

Total		10,317,970

Real Estate Investment Trusts (REITs) (0.3%)
Apartment Investment & Management Co., Class A	14,700	374,409
Simon Property Group, Inc.	13,500	1,446,660

Total		1,821,069

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A(a)	100,962	2,695,685

TOTAL FINANCIALS		31,267,415

HEALTH CARE (9.7%)

Biotechnology (1.7%)
Amgen, Inc.(a)	102,093	5,456,871
Cephalon, Inc.(a)(b)	15,670	1,187,472
Gilead Sciences, Inc.(a)	139,600	5,924,624

Total		12,568,967

Health Care Equipment & Supplies (1.0%)
Becton Dickinson and Co.	75,848	6,039,018
Varian Medical Systems, Inc.(a)(b)	11,374	769,337

Total		6,808,355

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	60,339	2,387,011
Cardinal Health, Inc.	84,382	3,470,631
CIGNA Corp.	54,974	2,434,249
Humana, Inc.(a)	36,966	2,585,402
UnitedHealth Group, Inc.	85,509	3,865,007

Total		14,742,300

Life Sciences Tools & Services (0.3%)
Waters Corp.(a)	22,000	1,911,800

Pharmaceuticals (4.7%)
Abbott Laboratories	278,895	13,679,800
Eli Lilly & Co.	348,019	12,239,828
Forest Laboratories, Inc.(a)	19,420	627,266
Johnson & Johnson	68,166	4,038,836
Merck & Co., Inc.	38,110	1,258,011
Warner Chilcott PLC, Class A(c)	81,500	1,897,320

Total		33,741,061

TOTAL HEALTH CARE		69,772,483

INDUSTRIALS (13.6%)

Aerospace & Defense (3.9%)
Honeywell International, Inc.	66,181	3,951,667
Lockheed Martin Corp.	52,123	4,190,689
Raytheon Co.	41,080	2,089,740
United Technologies Corp.	210,132	17,787,674

Total		28,019,770

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	77,500	5,759,800

Commercial Services & Supplies (2.6%)
Pitney Bowes, Inc.(b)	235,180	6,041,774
RR Donnelley & Sons Co.	684,557	12,951,819

Total		18,993,593

Construction & Engineering (0.1%)
KBR, Inc.	21,760	821,875

Electrical Equipment (2.5%)
Emerson Electric Co.	311,856	18,221,746

Industrial Conglomerates (1.1%)
3M Co.(b)	41,488	3,879,128
General Electric Co.	189,300	3,795,465

Total		7,674,593

Machinery (0.2%)
Cummins, Inc.	3,048	334,122
Parker Hannifin Corp.	11,471	1,086,074

Total		1,420,196

Professional Services (1.2%)
Dun & Bradstreet Corp.(b)	108,000	8,665,920

Trading Companies & Distributors (1.2%)
WW Grainger, Inc.(b)	59,991	8,259,561

TOTAL INDUSTRIALS		97,837,054

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (30.2%)

Communications Equipment (1.0%)
Cisco Systems, Inc.	114,658	$1,966,385
Harris Corp.(b)	13,727	680,859
QUALCOMM, Inc.	89,200	4,890,836

Total		7,538,080

Computers & Peripherals (11.2%)
Apple, Inc.(a)	128,911	44,919,038
Dell, Inc.(a)	174,251	2,528,382
Hewlett-Packard Co.	356,359	14,600,028
SanDisk Corp.(a)	205,260	9,460,434
Seagate Technology PLC(a)(b)(c)	633,500	9,122,400

Total		80,630,282

Electronic Equipment, Instruments & Components (0.1%)
Vishay Intertechnology, Inc.(a)(b)	27,048	479,832

Internet Software & Services (2.2%)
Google, Inc., Class A(a)	27,490	16,114,913

IT Services (5.7%)
DST Systems, Inc.(b)	45,038	2,378,907
IBM Corp.(b)	198,120	32,307,428
Teradata Corp.(a)	115,814	5,871,770
Total System Services, Inc.(b)	30,877	556,404

Total		41,114,509

Semiconductors & Semiconductor Equipment (6.1%)
Intel Corp.	882,189	17,793,752
Lam Research Corp.(a)	20,000	1,133,200
Teradyne, Inc.(a)(b)	604,480	10,765,789
Texas Instruments, Inc.	405,049	13,998,493

Total		43,691,234

Software (3.9%)
Microsoft Corp.	1,017,390	25,801,010
Oracle Corp.	78,611	2,623,249

Total		28,424,259

TOTAL INFORMATION TECHNOLOGY		217,993,109

MATERIALS (5.2%)

Chemicals (1.6%)
EI du Pont de Nemours & Co.	8,498	467,135
Lubrizol Corp.	76,528	10,251,691
PPG Industries, Inc.(b)	7,713	734,355

Total		11,453,181

Containers & Packaging (0.1%)
Crown Holdings, Inc.(a)	21,634	834,640

Metals & Mining (3.5%)
Cliffs Natural Resources, Inc.	17,934	1,762,553
Freeport-McMoRan Copper & Gold, Inc.	306,222	17,010,632
Newmont Mining Corp.	117,000	6,385,860

Total		25,159,045

TOTAL MATERIALS		37,446,866

TELECOMMUNICATION SERVICES (0.5%)

Diversified Telecommunication Services (0.5%)
Windstream Corp.(b)	301,900	3,885,453

TOTAL TELECOMMUNICATION SERVICES		3,885,453

UTILITIES (0.1%)

Electric Utilities (0.1%)
Exelon Corp.	18,755	773,456

TOTAL UTILITIES		773,456

Total Common Stocks
(Cost: $585,194,597)		$714,112,103

Money Market Fund (0.7%)

Columbia Short-Term Cash Fund, 0.229%(e)(f)	5,541,096	$5,541,096

Total Money Market Fund
(Cost: $5,541,096)		$5,541,096

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.6%)

Asset-Backed Commercial Paper (1.5%)
Macquarie Bank Ltd.
05/09/11	0.395%	$3,996,094	$3,996,094
Royal Park Investments Funding Corp.
06/17/11	0.601%	6,989,267	6,989,267

Total			10,985,361

Certificates of Deposit (8.8%)
Bank of Nova Scotia
05/12/11	0.220%	4,000,000	4,000,000
Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Credit Industrial et Commercial
06/13/11	0.400%	$5,000,000	$5,000,000
Credit Suisse
04/15/11	0.240%	3,000,000	3,000,000
DZ Bank AG
05/09/11	0.350%	4,000,000	4,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	2,000,000	2,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	3,000,000	3,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	4,995,677	4,995,677
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	3,000,000	3,000,000
Norinchukin Bank
04/25/11	0.340%	2,000,000	2,000,000
Nykredit Bank
04/18/11	0.450%	2,500,000	2,500,000
Societe Generale
07/01/11	0.364%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,430	4,995,430
Union Bank of Switzerland
04/18/11	0.334%	3,000,000	3,000,000
Westpac Banking Corp.
05/09/11	0.230%	3,000,000	3,000,000

Total			63,491,107

Commercial Paper (2.6%)
ASB Finance Ltd.
05/03/11	0.391%	3,992,460	3,992,460
Cancara Asset Securitisation LLC
04/20/11	0.250%	4,999,028	4,999,028
PB Capital Corp.
05/16/11	0.591%	4,992,215	4,992,215
Suncorp Metway Ltd.
04/27/11	0.300%	4,998,542	4,998,542

Total			$18,982,245

Money Market Fund (1.4%)
JP Morgan Prime Money Market Fund,
	0.010% (f)	10,000,000	10,000,000

Repurchase Agreements (3.3%)
Barclays Capital, Inc.(g) dated 01/04/11, matures 04/15/11, repurchase price $3,000,338
	0.270%	3,000,000	3,000,000
dated 10/13/10, matures 04/15/11, repurchase price $5,000,563
	0.270%	5,000,000	5,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $345,170(g)
	0.160%	345,169	345,169
Mizuho Securities USA, Inc. dated 03/31/11, matures 04/01/11, repurchase price $5,000,008(g)
	0.280%	1,000,000	1,000,000
Nomura Securities dated 03/31/11, matures 04/11/11, repurchase price $5,000,033(g)
	0.240%	5,000,000	5,000,000
Pershing LLC dated 03/31/11, matures 04/01/11, repurchase price $9,000,055(g)
	0.220%	9,000,000	9,000,000

Total			23,345,169

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $126,803,882)			$126,803,882

Total Investments
(Cost: $717,539,575)			$846,457,081
Other Assets & Liabilities, Net			(125,076,387)

Net Assets			$721,380,694

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	22	$7,265,500	June 2011	$198,549	$—
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 4.52% of net assets.

(d)	At March 31, 2011, investments in securities included securities valued at $992,734 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/
	Beginning	Purchase	Proceeds	Realized	Ending	Dividends or
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Interest Income	Value
Columbia Short-Term Cash Fund	$5,805,209	$149,616,609	$(149,880,722)	$—	$5,541,096	$14,352	$5,541,096

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$198,778
Arabella Ltd	282,597
BP Capital Markets PLC	102,440
BPCE	399,985
Dexia Delaware LLC	457,763
Electricite De France	359,831
European Investment Bank	285,480
Nationwide Building	195,614
Skandin Ens Banken AG	347,798
Societe Generale	519,714

Total Market Value of Collateral Securities	$3,150,000

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Goldman Sachs & Co. (0.160%)
Security Description	Value
Government National Mortgage Association	$352,072

Total Market Value of Collateral Securities	352,072

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.280%)
Security Description	Value
Fannie Mae Grantor Trust	$9,222
Fannie Mae Pool	517,750
Fannie Mae Principal Strip	8,864
Fannie Mae Whole Loan	8,427
Federal Farm Credit Bank	106,199
Federal Farm Credit Discount Notes	12,892
Federal Home Loan Bank Discount Notes	47,679
Federal Home Loan Banks	73,212
Federal Home Loan Mortgage Corp	5,251
Federal National Mortgage Association	60,640
FHLMC Structured Pass Through Securities	7,296
Freddie Mac Gold Pool	48,507
Freddie Mac Non Gold Pool	113,709
Government National Mortgage Association	352

Total Market Value of Collateral Securities	$1,020,000

Nomura Securities (0.240%)
Security Description	Value
Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.220%)
Security Description	Value
Fannie Mae Benchmark REMIC	$16,028
Fannie Mae REMICS	2,624,881
Fannie Mae Whole Loan	9,748
Freddie Mac REMICS	3,789,957
Government National Mortgage Association	2,251,277
United States Treasury Bill	488,109

Total Market Value of Collateral Securities	$9,180,000

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$99,672,222	$—	$—	$99,672,222
Consumer Staples	68,990,027	—	—	68,990,027
Energy	86,474,018	—	—	86,474,018
Financials	31,267,415	—	—	31,267,415
Health Care	69,772,483	—	—	69,772,483
Industrials	97,837,054	—	—	97,837,054
Information Technology	217,993,109	—	—	217,993,109
Materials	37,446,866	—	—	37,446,866
Telecommunication Services	3,885,453	—	—	3,885,453
Utilities	773,456	—	—	773,456

Total Equity Securities	714,112,103	—	—	714,112,103

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Other
Affiliated Money Market Fund(c)	5,541,096	—	—	5,541,096
Investments of Cash Collateral Received for Securities on Loan	10,000,000	116,803,882	—	126,803,882

Total Other	15,541,096	116,803,882	—	132,344,978

Investments in Securities	729,653,199	116,803,882	—	846,457,081
Derivatives(d)
Assets
Futures Contracts	198,549	—	—	198,549

Total	$729,851,748	$116,803,882	$—	$846,655,630

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  19

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $585,194,597)	$714,112,103
Affiliated issuers (identified cost $5,541,096)	5,541,096
Investment of cash collateral received for securities on loan (identified cost $126,803,882)	126,803,882

Total investments (identified cost $717,539,575)	846,457,081
Receivable for:
Capital shares sold	337,229
Investments sold	2,383,413
Dividends	751,033
Interest	24,918

Total assets	849,953,674

Liabilities
Due upon return of securities on loan	126,803,882
Payable for:
Capital shares purchased	1,541,686
Variation margin on futures contracts	18,125
Investment management fees	11,886
Distribution fees	3,365
Transfer agent fees	81,698
Administration fees	1,158
Plan administration fees	4
Other expenses	111,176

Total liabilities	128,572,980

Net assets applicable to outstanding shares	$721,380,694

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$538,184,059
Undistributed net investment income	1,493,899
Accumulated net realized gain	52,586,681
Unrealized appreciation (depreciation) on:
Investments	128,917,506
Futures contracts	198,549

Total — representing net assets applicable to outstanding shares	$721,380,694

*Value of securities on loan	$123,451,597

Net assets applicable to outstanding shares
Class A	$364,346,767
Class B	$2,715,710
Class C	$2,013,657
Class I	$245,615,918
Class R	$9,299
Class R4	$9,320
Class W	$106,667,258
Class Z	$2,765
Shares outstanding
Class A	39,440,069
Class B	297,053
Class C	220,194
Class I	26,339,282
Class R	1,000
Class R4	1,000
Class W	11,508,245
Class Z	297
Net asset value per share
Class A(a)	$9.24
Class B	$9.14
Class C	$9.14
Class I	$9.33
Class R	$9.30
Class R4	$9.32
Class W	$9.27
Class Z	$9.31

(a)	The maximum offering price per share for Class A is $9.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  21

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$7,827,653
Interest	138
Dividends from affiliates	14,352
Income from securities lending — net	103,155

Total income	7,945,298

Expenses:
Investment management fees	2,263,480
Distribution fees
Class A	443,607
Class B	13,254
Class C	9,135
Class R	22
Class W	175,630
Transfer agent fees
Class A	468,202
Class B	3,545
Class C	2,455
Class R	12
Class R4	6
Class W	178,981
Class Z	8
Administration fees	215,083
Plan administration fees
Class R4	11
Compensation of board members	7,962
Custodian fees	12,786
Printing and postage fees	60,806
Registration fees	123,338
Professional fees	11,028
Other	28,386

Total expenses	4,017,737
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,780)

Total net expenses	4,015,957

Net investment income	3,929,341

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$61,005,744
Futures contracts	2,220,621

Net realized gain	63,226,365
Net change in unrealized appreciation (depreciation) on:
Investments	55,183,525
Futures contracts	103,099

Net change in unrealized appreciation	55,286,624

Net realized and unrealized gain	118,512,989

Net increase in net assets resulting from operations	$122,442,330

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  23

Statement of Changes in Net Assets

	Six months ended	Year ended
	March 31, 2011	September 30, 2010(a)
	(Unaudited)
Operations
Net investment income	$3,929,341	$4,849,734
Net realized gain	63,226,365	73,158,980
Net change in unrealized appreciation	55,286,624	6,370,080

Net increase in net assets resulting from operations	122,442,330	84,378,794

Distributions to shareholders from:
Net investment income
Class A	(2,322,243)	(1,422,994)
Class C	(130)	—
Class I	(2,610,778)	(1,465,477)
Class R	(39)	(1)
Class R3	—	(18)
Class R4	(65)	(44)
Class R5	—	(50)
Class W	(1,066,588)	(991,213)
Class Z	(194)	—
Net realized gains
Class A	(17,771,094)	—
Class B	(136,041)	—
Class C	(93,287)	—
Class I	(11,941,305)	—
Class R	(467)	—
Class R4	(467)	—
Class W	(8,756,783)	—
Class Z	(892)	—

Total distributions to shareholders	(44,700,373)	(3,879,797)

Decrease in net assets from share transactions	(108,467,516)	(1,769,542)

Total decrease in net assets	(30,725,559)	(78,729,455)
Net assets at beginning of period	752,106,253	673,376,798

Net assets at end of period	$721,380,694	$752,106,253

Undistributed net investment income	$1,493,899	$3,564,595

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,811,962	25,745,824	20,379,831	158,672,901
Conversions from Class B	—	—	88,464	705,058
Distributions reinvested	2,283,703	19,913,888	176,408	1,411,216
Redemptions	(6,876,108)	(61,568,482)	(15,948,874)	(127,699,576)

Net increase (decrease)	(1,780,443)	(15,908,770)	4,695,829	33,089,599

Class B shares
Subscriptions	14,311	126,968	42,487	345,803
Distributions reinvested	15,480	133,903	—	—
Conversions to Class A	—	—	(89,474)	(705,058)
Redemptions	(45,204)	(398,537)	(122,019)	(968,971)

Net decrease	(15,413)	(137,666)	(169,006)	(1,328,226)

Class C shares
Subscriptions	33,626	299,080	50,330	401,898
Distributions reinvested	5,713	49,417	—	—
Redemptions	(23,039)	(202,022)	(56,440)	(444,044)

Net increase (decrease)	16,300	146,475	(6,110)	(42,146)

Class I shares
Subscriptions	1,163,867	10,535,349	4,016,554	32,448,231
Distributions reinvested	1,655,495	14,551,798	182,044	1,465,450
Redemptions	(3,594,546)	(32,512,380)	(4,322,154)	(34,516,580)

Net decrease	(775,184)	(7,425,233)	(123,556)	(602,899)

Class R3 shares
Redemptions	—	—	(1,000)	(10,000)

Net increase (decrease)	—	—	(1,000)	(10,000)

Class R4 shares
Subscriptions	—	—	683	5,344
Distributions reinvested	—	—	2	15
Redemptions	—	—	(710)	(5,819)

Net increase (decrease)	—	—	(25)	(460)

Class R5 shares
Redemptions	—	—	(1,000)	(10,000)

Net increase (decrease)	—	—	(1,000)	(10,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  25

Statement of Changes in Net Assets (continued)

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares
Subscriptions	$865,339	$7,755,178	$8,154,325	$63,783,064
Distributions reinvested	1,122,637	9,823,071	123,590	991,192
Redemptions	(11,623,806)	(102,720,821)	(12,137,067)	(97,642,166)

Net decrease	(9,635,830)	(85,142,572)	(3,859,152)	(32,867,910)

Class Z shares
Subscriptions	1,613	14,995	297	2,500
Distributions reinvested	104	917	—	—
Redemptions	(1,717)	(15,662)	—	—

Net increase	—	250	297	2,500

Total net increase (decrease)	(12,190,570)	(108,467,516)	536,277	(1,769,542)

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011		2010	2009		2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.32		$7.50	$7.65		$10.36	$10.07

Income from investment operations:
Net investment income	.04		.04	.05		.05	.01
Net realized and unrealized gain (loss) on investments	1.41		.81	(.16)		(2.71)	.28

Total from investment operations	1.45		.85	(.11)		(2.66)	.29

Less distributions to shareholders from:
Net investment income	(.06)		(.03)	(.04)		(.04)	—
Net realized gains	(.47)		—	(.00	)(b)	(.01)	—

Total distributions to shareholders	(.53)		(.03)	(.04)		(.05)	—

Net asset value, end of period	$9.24		$8.32	$7.50		$7.65	$10.36

Total return	17.78%		11.39%	(1.27%	)	(25.78% )	2.88%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.25%	(d)	1.23%	1.22%		1.13%	1.44%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.25%	(d)	1.21%	1.22%		1.13%	1.38%	(d)

Net investment income	0.89%	(d)	0.51%	0.71%		0.51%	0.22%	(d)

Supplemental data
Net assets, end of period (in thousands)	$364,347		$343,147	$274,024		$25,776	$4,279

Portfolio turnover	17%		98%	58%		70%	21%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011		2010		2009		2008	2007(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.22		$7.43		$7.58		$10.33	$10.07

Income from investment operations:
Net investment income (loss)	.01		(.02)		.00	(b)	(.02)	(.02)
Net realized and unrealized gain (loss) on investments	1.38		.81		(.15)		(2.69)	.28

Total from investment operations	1.39		.79		(.15)		(2.71)	.26

Less distributions to shareholders from:
Net investment income	—		—		(.00	)(b)	(.03)	—
Net realized gains	(.47)		—		(.00	)(b)	(.01)	—

Total distributions to shareholders	(.47)		—		(.00	)(b)	(.04)	—

Net asset value, end of period	$9.14		$8.22		$7.43		$7.58	$10.33

Total return	17.20%		10.63%		(1.97%	)	(26.35% )	2.58%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.01%	(d)	2.00%		1.99%		1.89%	2.17%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.00%	(d)	1.98%		1.99%		1.89%	2.14%	(d)

Net investment income (loss)	0.14%	(d)	(0.30%	)	(0.02%	)	(0.25% )	(0.49%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$2,716		$2,568		$3,579		$2,912	$327

Portfolio turnover	17%		98%		58%		70%	21%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011)		2010		2009		2008	2007(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.22		$7.43		$7.58		$10.33	$10.07

Income from investment operations:
Net investment income (loss)	.01		(.02)		.00	(b)	(.02)	(.02)
Net realized and unrealized gain (loss) on investments	1.38		.81		(.15)		(2.70)	.28

Total from investment operations	1.39		.79		(.15)		(2.72)	.26

Less distributions to shareholders from:
Net investment income	(.00	)(b)	—		—		(.02)	—
Net realized gains	(.47)		—		(.00	)(b)	(.01)	—

Total distributions to shareholders	(.47)		—		(.00	)(b)	(.03)	—

Net asset value, end of period	$9.14		$8.22		$7.43		$7.58	$10.33

Total return	17.20%		10.63%		(1.98%	)	(26.39% )	2.58%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.00%	(d)	1.99%		1.98%		1.90%	2.27%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.00%	(d)	1.96%		1.98%		1.90%	2.13%	(d)

Net investment income (loss)	0.14%	(d)	(0.25%	)	0.01%		(0.25% )	(0.53%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$2,014		$1,676		$1,561		$1,726	$31

Portfolio turnover	17%		98%		58%		70%	21%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011		2010	2009		2008	2007(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.41		$7.57	$7.68		$10.37	$10.07

Income from investment operations:
Net investment income	.06		.08	.08		.08	.03
Net realized and unrealized gain (loss) on investments	1.43		.81	(.14)		(2.71)	.27

Total from investment operations	1.49		.89	(.06)		(2.63)	.30

Less distributions to shareholders from:
Net investment income	(.10)		(.05)	(.05)		(.05)	—
Net realized gains	(.47)		—	(.00	)(b)	(.01)	—

Total distributions to shareholders	(.57)		(.05)	(.05)		(.06)	—

Net asset value, end of period	$9.33		$8.41	$7.57		$7.68	$10.37

Total return	18.12%		11.84%	(0.56%	)	(25.50% )	2.98%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.74%	(d)	0.71%	0.72%		0.71%	0.95%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.74%	(d)	0.71%	0.72%		0.71%	0.95%	(d)

Net investment income	1.41%	(d)	1.00%	1.27%		0.89%	0.71%	(d)

Supplemental data
Net assets, end of period (in thousands)	$245,616		$228,158	$206,056		$161,646	$76,003

Portfolio turnover	17%		98%	58%		70%	21%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011)		2010		2009		2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.37		$7.53		$7.65		$10.34	$10.07

Income from investment operations:
Net investment income (loss)	.03		.02		.03		.03	(.01)
Net realized and unrealized gain (loss) on investments	1.41		.82		(.14)		(2.70)	.28

Total from investment operations	1.44		.84		(.11)		(2.67)	.27

Less distributions to shareholders from:
Net investment income	(.04)		(.00	)(b)	(.01)		(.01)	—
Net realized gains	(.47)		—		(.00	)(b)	(.01)	—

Total distributions to shareholders	(.51)		(.00	)(b)	(.01)		(.02)	—

Net asset value, end of period	$9.30		$8.37		$7.53		$7.65	$10.34

Total return	17.52%		(11.17%	)	(1.38%	)	(25.86% )	2.68%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.49%	(d)	1.50%		1.53%		1.51%	1.98%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.49%	(d)	1.50%		1.45%		1.26%	1.78%	(d)

Net investment income (loss)	0.66%	(d)	0.21%		0.53%		0.35%	(0.15%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$9		$8		$8		$8	$10

Portfolio turnover	17%		98%		58%		70%	21%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011		2010	2009		2008	2007(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.39		$7.54	$7.68		$10.36	$10.07

Income from investment operations:
Net investment income	.05		.05	.06		.08	.01
Net realized and unrealized gain (loss) on investments	1.42		.83	(.16)		(2.71)	.28

Total from investment operations	1.47		.88	(.10)		(2.63)	.29

Less distributions to shareholders from:
Net investment income	(.07)		(.03)	(.04)		(.04)	—
Net realized gains	(.47)		—	(.00	)(b)	(.01)	—

Total distributions to shareholders	(.54)		(.03)	(.04)		(.05)	—

Net asset value, end of period	$9.32		$8.39	$7.54		$7.68	$10.36

Total return	17.81%		11.68%	(1.10%	)	(25.49% )	2.88%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.13%	(d)	1.04%	1.02%		1.00%	1.48%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.09%	(d)	1.04%	0.98%		0.81%	1.28%	(d)

Net investment income	1.07%	(d)	0.63%	1.01%		0.84%	0.35%	(d)

Supplemental data
Net assets, end of period (in thousands)	$9		$8	$8		$22	$10

Portfolio turnover	17%		98%	58%		70%	21%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	March 31,		Year ended Sept. 30,
	2011		2010	2009		2008 (f)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$8.35		$7.52	$7.66		$8.80

Income from investment operations:
Net investment income	.04		.04	.05		.01
Net realized and unrealized gain on investments	1.41		.83	(.15)		(1.15)

Total from investment operations	1.45		.87	(.10)		(1.14)

Less distributions to shareholders from:
Net investment income	(.06)		(.04)	(.04)		—
Net realized gains	(.47)		—	(.00	)(b)	—

Total distributions to shareholders	(.53)		(.04)	(.04)		—

Net asset value, end of period	$9.27		$8.35	$7.52		$7.66

Total return	17.67%		11.54%	(1.18%	)	(12.95%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.25%	(d)	1.16%	1.17%		1.13%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.25%	(d)	1.16%	1.17%		1.13%	(d)

Net investment income	0.97%	(d)	0.55%	0.72%		0.98%	(d)

Supplemental data
Net assets, end of period (in thousands)	$106,667		$176,538	$188,126		$4

Portfolio turnover	17%		98%	58%		70%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
	ended		Year ended
	March 31,		Sept. 30,
	2011		2010(g)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.42		$8.42

Income from investment operations:
Net investment income	.05		.00	(b)
Net realized and unrealized gain on investments	1.41		(.00	)(b)

Total from investment operations	1.46		.00	(b)

Less distributions to shareholders from:
Net investment income	(.10)		—
Net realized gains	(.47)		—

Total distributions to shareholders	(.57)		—

Net asset value, end of period	$9.31		$8.42

Total return	17.73%		.00%	(h)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed(e)	0.89%	(d)	0.95%	(d)

Net expenses after fees waived or expenses reimbursed	0.89%	(d)	0.95%	(d)

Net investment income	1.14%	(d)	3.19%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	17%		98%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (when shares became available) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)	For the period from August 1, 2008 (when shares became available) to September 30, 2008.
(g)	For the period from September 27, 2010 (when shares became available) to September 30, 2010.
(h)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
March 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Growth Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Investment Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service

36  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset (such as a security, currency or stock index) at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract

38  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at March 31, 2011

	Asset Derivatives
	Statement of Assets
	and Liabilities
Risk Exposure Category	Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$198,549	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended March 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures
Equity contracts	$2,220,621

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures
Equity contracts	$103,099

Volume of Derivative Activity
The gross notional amount of long contracts outstanding was approximately $7.3 million at March 31, 2011. The monthly average gross notional amount for

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

long contracts was $10.7 million for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute

40  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.600% to 0.375% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $53,107 for the six months ended March 31, 2011. The management fee for the six months ended March 31, 2011 was 0.61% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an increase to the management fee rate payable to the Investment Manager at all or most asset levels such that the rate declines from 0.69% to 0.52% as the Fund’s net assets increase and an elimination of the PIA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and the fee change will become effective on or about July 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were $1,473.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

42  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation.

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.27
Class C	0.27
Class R	0.26
Class R4	0.14
Class W	0.26
Class Z	0.17

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $143,000 and $16,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $20,388 for Class A, $1,080 for Class B and $64 for Class C for the six months ended March 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended March 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.25%
Class B	2.00
Class C	2.00
Class R4	1.09

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$1,696
Class B	73
Class C	9
Class R4	2

Effective December 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until November 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before

44  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.27%
Class B	2.02
Class C	2.02
Class I	0.82
Class R	1.52
Class R4	1.12
Class W	1.27
Class Z	1.02

Prior to December 1, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.20%
Class B	1.97
Class C	1.95
Class I	0.76
Class R	1.56
Class R4	1.06
Class W	1.21
Class Z	0.95

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

At March 31, 2011, the cost of investments for federal income tax purposes was approximately $717,540,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$133,762,000
Unrealized depreciation	(4,845,000)

Net unrealized appreciation	$128,917,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $119,782,404 and $268,064,925, respectively, for the six months ended March 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return the securities loaned. At March 31, 2011, securities valued at $123,451,597 were on loan, secured by cash collateral of $126,803,882 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

46  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At March 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I, Class R, Class R4 and Class Z shares.

At March 31, 2011, the Investment Manager and/or affiliates owned approximately 34% of the outstanding fund shares of the Fund. Subscription and redemption activity of the accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court

48  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

50  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at all or most asset levels and eliminate the performance incentive adjustment. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Investment Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  51

Results of Meeting of Shareholders

Columbia Large Growth Quantitative Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of shares outstanding in the Fund.

To elect directors to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01 Kathleen Blatz	5,519,120,410.407	175,018,721.076	0.00	0.00
02 Edward J. Boudreau, Jr.	5,515,563,387.175	178,575,744.308	0.00	0.00
03 Pamela G. Carlton	5,518,733,519.579	175,405,611.903	0.00	0.00
04 William P. Carmichael	5,513,016,443.013	181,122,688.470	0.00	0.00
05 Patricia M. Flynn	5,519,518,852.744	174,620,278.739	0.00	0.00
06 William A. Hawkins	5,514,037,274.572	180,101,856.911	0.00	0.00
07 R. Glenn Hilliard	5,513,838,731.739	180,300,399.744	0.00	0.00
08 Stephen R. Lewis, Jr.	5,513,761,366.896	180,377,764.587	0.00	0.00
09 John F. Maher	5,517,767,450.200	176,371,681.283	0.00	0.00
10 John J. Nagorniak	5,514,880,200.442	179,258,931.040	0.00	0.00
11 Catherine James Paglia	5,518,721,726.947	175,417,404.535	0.00	0.00
12 Leroy C. Richie	5,514,469,447.605	179,669,683.877	0.00	0.00
13 Anthony M. Santomero	5,514,666,707.450	179,472,424.033	0.00	0.00
14 Minor M. Shaw	5,514,636,986.221	179,502,145.261	0.00	0.00
15 Alison Taunton-Rigby	5,517,048,712.195	177,090,419.287	0.00	0.00
16 William F. Truscott	5,515,998,626.742	178,140,504.741	0.00	0.00

To approve the proposed amendment to the Articles of Incorporation of RiverSource Investment Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Brokers
“For”	“Against”	Abstentions	Non-Votes
5,383,927,685.941	155,154,056.073	154,918,963.943	138,336.845

To approve a proposed Agreement and Plan of Redomicile.

Dollars Voted	Dollars Voted		Brokers
“For”	“Against”	Abstentions	Non-Votes
466,933,446.003	9,372,611.986	13,626,960.765	96,851,994.760

52  COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Brokers
“For”	“Against”	Abstentions	Non-Votes
466,502,585.581	10,324,447.250	13,105,985.924	96,851,994.760

*	All dollars of RiverSource Investment Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  53

Columbia Large Growth Quantitative Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6286 E (5/11)

Semiannual Report

Columbia
Large Value Quantitative Fund

Semiannual Report for the Period Ended
March 31, 2011

Columbia Large Value Quantitative Fund seeks to provide shareholders with a long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	21

Statement of Operations	23

Statements of Changes in Net Assets	25

Financial Highlights	28

Notes to Financial Statements	37

Proxy Voting	55

Approval of Investment Management Services Agreement	55

Results of Meeting of Shareholders	55

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Large Value Quantitative Fund (the Fund) Class A shares gained 18.72% (excluding sales charge) for the six months ended March 31, 2011.

>	The Fund outperformed its benchmark, the Russell 1000® Value Index, which increased 17.68% during the same six-month period.

>	The fund outperformed the Lipper Large-Cap Value Funds Index, representing the Fund’s peer group, which advanced 16.80% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

Since
inception
	6 months*	1 year	8/1/08
Columbia Large Value Quantitative Fund Class A (excluding sales charge)	+18.72%	+17.29%	+0.38%

Russell 1000 Value Index(1) (unmanaged)	+17.68%	+15.15%	+3.02%

Lipper Large-Cap Value Funds Index(2) (unmanaged)	+16.80%	+13.14%	+3.54%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

(1)	The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
			Since
Without sales charge	6 months*	1 year	inception
Class A (inception 8/01/08)	+18.72%	+17.29%	+0.38%

Class B (inception 8/01/08)	+18.51%	+16.50%	-0.35%

Class C (inception 8/01/08)	+18.22%	+16.21%	-0.46%

Class I (inception 8/01/08)	+19.03%	+17.88%	+0.79%

Class R (inception 8/01/08)	+18.68%	+16.97%	+0.05%

Class R4 (inception 8/01/08)	+18.79%	+17.36%	+0.48%

Class T (Inception 3/7/11)	N/A	N/A	+2.18%*

Class W (Inception 8/01/08)	+18.65%	+17.22%	+0.30%

Class Z (Inception 9/27/10)	+18.98%	N/A	+18.98%*

With sales charge
Class A (inception 8/01/08)	11.89%	+10.54%	-1.83%

Class B (inception 8/01/08)	13.89%	+11.96%	-1.19%

Class C (inception 8/01/08)	17.30%	+15.30%	-0.46%

Class T (Inception 3/7/11)	N/A	N/A	-3.70%*

The “Without sales charge” returns for Class A, Class B, Class C and Class T shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B, Class C and Class T shares include: the maximum initial sales charge of 5.75% for Class A and Class T shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at March 31, 2011)

Consumer Discretionary	7.5%

Consumer Staples	8.8

Energy	13.6

Financials	26.0

Health Care	12.1

Industrials	9.3

Information Technology	5.3

Materials	3.4

Telecommunication Services	5.1

Utilities	6.2

Other(2)	2.7

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2011)

Chevron Corp.	5.0%

JPMorgan Chase & Co.	4.7

General Electric Co.	3.7

Verizon Communications, Inc.	3.4

Apache Corp.	2.8

UnitedHealth Group, Inc.	2.8

Microsoft Corp.	2.5

Wal-Mart Stores, Inc.	2.3

Philip Morris International, Inc.	2.3

Exelon Corp.	2.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Oct. 1, 2010(a)	March 31, 2011	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,187.20	$6.76	(e)	1.24%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.24	(e)	1.24%	(e)

Class B

Actual(c)	$1,000	$1,185.10	$10.57	(e)	1.94%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,015.26	$9.75	(e)	1.94%	(e)

Class C

Actual(c)	$1,000	$1,182.20	$10.17	(e)	1.87%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,015.61	$9.40	(e)	1.87%	(e)

Class I

Actual(c)	$1,000	$1,190.30	$4.97	(e)	.91%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,020.39	$4.58	(e)	.91%	(e)

Class R

Actual(c)	$1,000	$1,186.80	$8.40	(e)	1.54%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,017.25	$7.75	(e)	1.54%	(e)

Class R4

Actual(c)	$1,000	$1,187.90	$7.15	(e)	1.31%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.59	(e)	1.31%	(e)

Class T

Actual(d)	$1,000	$1,021.80	$0.74		1.16%

Hypothetical (5% return before expenses)	$1,000	$1,019.15	$5.84		1.16%

Class W

Actual(c)	$1,000	$1,186.50	$7.25	(e)	1.33%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,018.30	$6.69	(e)	1.33%	(e)

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Oct. 1, 2010(a)	March 31, 2011	the period(b)		expense ratio
Class Z

Actual(c)	$1,000	$1,189.80	$4.20	(e)	.77%	(e)

Hypothetical (5% return before expenses)	$1,000	$1,021.09	$3.88	(e)	.77%	(e)

(a)	The beginning account values for Class T are as of March 7, 2011 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class T are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 23/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended March 31, 2011: +18.72% for Class A, +18.51% for Class B, +18.22% for Class C, +19.03% for Class I, +18.68% for Class R, +18.79% for Class R4, +18.65% for Class W and +18.98% for Class Z.
(d)	Based on the actual return for the period from March 7, 2011 (when shares became available) to March 31, 2011 of +2.18% for Class T.
(e)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until November 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.11% for Class A, 1.86% for Class B, 1.86% for Class C, 0.74% for Class I, 1.36% for Class R, 1.04% for Class R4, 1.11% for Class W and 0.86% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2011. Had this change been in place for the entire six month period ended March 31, 2011, the actual expenses paid would have been $6.65 for Class A, $10.62 for Class B, $10.39 for Class C, $4.81 for Class I, $8.18 for Class R, $6.44 for Class R4, $6.76 for Class W and $4.70 for Class Z; the hypothetical expenses paid would have been $6.14 for Class A, $9.80 for Class B, $9.60 for Class C, $4.43 for Class I, $7.54 for Class R, $5.94 for Class R4, $6.24 for Class W and $4.33 for Class Z.

10  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Large Value Quantitative Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.4%)

CONSUMER DISCRETIONARY (7.5%)

Auto Components (2.1%)
Autoliv, Inc.(a)	29,213	$2,168,481
Lear Corp.	145,400	7,105,698

Total		9,274,179

Media (3.5%)
Comcast Corp., Class A	322,325	7,967,874
DISH Network Corp., Class A(b)	32,450	790,482
McGraw-Hill Companies, Inc. (The)(a)	43,800	1,725,720
Time Warner Cable, Inc.	58,150	4,148,421
Viacom, Inc., Class B	11,000	511,720

Total		15,144,217

Specialty Retail (1.9%)
Gap, Inc. (The)	248,960	5,641,434
Limited Brands, Inc.(a)	86,188	2,833,861

Total		8,475,295

TOTAL CONSUMER DISCRETIONARY		32,893,691

CONSUMER STAPLES (8.8%)

Food & Staples Retailing (2.2%)
Wal-Mart Stores, Inc.	187,000	9,733,350

Food Products (2.3%)
Hershey Co. (The)	121,477	6,602,275
Smithfield Foods, Inc.(b)	26,200	630,372
Tyson Foods, Inc., Class A	143,100	2,746,089

Total		9,978,736

Household Products (0.9%)
Procter & Gamble Co. (The)	65,482	4,033,691

Tobacco (3.4%)
Altria Group, Inc.	132,110	3,438,824
Lorillard, Inc.	19,000	1,805,190
Philip Morris International, Inc.	146,240	9,597,731

Total		14,841,745

TOTAL CONSUMER STAPLES		38,587,522

ENERGY (13.6%)

Energy Equipment & Services (1.5%)
National Oilwell Varco, Inc.	44,875	3,557,241
Patterson-UTI Energy, Inc.	105,900	3,112,401

Total		6,669,642

Oil, Gas & Consumable Fuels (12.1%)
Alpha Natural Resources, Inc.(a)(b)	54,000	3,205,980
Apache Corp.	90,750	11,880,990
Chevron Corp.	197,646	21,233,110
ConocoPhillips(c)	79,608	6,357,495
Devon Energy Corp.	37,415	3,433,575
Marathon Oil Corp.	70,875	3,778,346
Valero Energy Corp.	99,603	2,970,161

Total		52,859,657

TOTAL ENERGY		59,529,299

FINANCIALS (26.0%)

Capital Markets (0.7%)
Franklin Resources, Inc.	24,294	3,038,693
Goldman Sachs Group, Inc. (The)	1,170	185,410

Total		3,224,103

Commercial Banks (2.8%)
Fifth Third Bancorp(a)	241,110	3,346,607
KeyCorp	610,229	5,418,834
Wells Fargo & Co.	108,665	3,444,680

Total		12,210,121

Consumer Finance (3.0%)
Capital One Financial Corp.	139,128	7,229,091
Discover Financial Services	250,427	6,040,299

Total		13,269,390

Diversified Financial Services (7.8%)
Bank of America Corp.	115,725	1,542,614
Citigroup, Inc.(b)	1,673,510	7,396,914
JPMorgan Chase & Co.	430,820	19,860,802
NASDAQ OMX Group, Inc. (The)(b)	199,350	5,151,204

Total		33,951,534

Insurance (8.7%)
Allstate Corp. (The)	69,573	2,211,030
Axis Capital Holdings Ltd.(d)	10,900	380,628

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)

Insurance (cont.)
Berkshire Hathaway, Inc., Class B(a)(b)	32,060	$2,681,178
Brown & Brown, Inc.	295,000	7,611,000
Hartford Financial Services Group, Inc.(a)	131,299	3,535,882
Lincoln National Corp.	197,300	5,926,892
Protective Life Corp.	160,009	4,248,239
Prudential Financial, Inc.	20,400	1,256,232
Reinsurance Group of America, Inc.(a)	128,327	8,056,369
Travelers Companies, Inc. (The)	33,200	1,974,736

Total		37,882,186

Real Estate Investment Trusts (REITs) (2.7%)
Annaly Capital Management, Inc.(a)	78,470	1,369,302
Apartment Investment & Management Co., Class A	123,850	3,154,459
Kimco Realty Corp.	2,800	51,352
Public Storage	1,500	166,365
Simon Property Group, Inc.(a)	68,198	7,308,098

Total		12,049,576

Real Estate Management & Development (0.3%)
Forest City Enterprises, Inc., Class A(a)(b)	72,200	1,359,526

TOTAL FINANCIALS		113,946,436

HEALTH CARE (12.1%)

Biotechnology (1.9%)
Amgen, Inc.(b)	2,080	111,176
Biogen Idec, Inc.(b)	67,950	4,986,850
Cephalon, Inc.(a)(b)	45,600	3,455,568

Total		8,553,594

Health Care Providers & Services (4.9%)
Cardinal Health, Inc.	62,850	2,585,021
Humana, Inc.(b)	98,244	6,871,185
UnitedHealth Group, Inc.	262,507	11,865,316

Total		21,321,522

Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	8,678	229,360
Eli Lilly & Co.(a)	261,914	9,211,515
Forest Laboratories, Inc.(b)	92,900	3,000,670
Johnson & Johnson	120,275	7,126,294
Pfizer, Inc.	172,787	3,509,304

Total		23,077,143

TOTAL HEALTH CARE		52,952,259

INDUSTRIALS (9.4%)

Aerospace & Defense (3.8%)
General Dynamics Corp.	5,300	405,768
Huntington Ingalls Industries, Inc.(b)	16,397	680,469
Northrop Grumman Corp.	98,381	6,169,472
Raytheon Co.	60,970	3,101,544
United Technologies Corp.	75,921	6,426,713

Total		16,783,966

Airlines (0.1%)
United Continental Holdings, Inc.(b)	13,100	301,169

Commercial Services & Supplies (1.8%)
Pitney Bowes, Inc.(a)	250,000	6,422,500
RR Donnelley & Sons Co.(a)	72,949	1,380,195

Total		7,802,695

Industrial Conglomerates (3.7%)
General Electric Co.	796,847	15,976,782

TOTAL INDUSTRIALS		40,864,612

INFORMATION TECHNOLOGY (5.3%)

Electronic Equipment, Instruments & Components (1.5%)
Vishay Intertechnology, Inc.(a)(b)	364,237	6,461,564

Semiconductors & Semiconductor Equipment (1.4%)
Texas Instruments, Inc.	178,110	6,155,482

Software (2.4%)
Microsoft Corp.	422,185	10,706,612

TOTAL INFORMATION TECHNOLOGY		23,323,658

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (3.4%)

Chemicals (2.4%)
Cabot Corp.	6,500	$300,885
CF Industries Holdings, Inc.	14,400	1,969,776
Eastman Chemical Co.	83,670	8,310,104

Total		10,580,765

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	25,940	1,440,967

Paper & Forest Products (0.6%)
International Paper Co.	88,300	2,664,894

TOTAL MATERIALS		14,686,626

TELECOMMUNICATION SERVICES (5.1%)

Diversified Telecommunication Services (5.1%)
AT&T, Inc.	263,665	8,068,149
Verizon Communications, Inc.	371,320	14,310,673

Total		22,378,822

TOTAL TELECOMMUNICATION SERVICES		22,378,822

UTILITIES (6.2%)

Electric Utilities (3.2%)
DPL, Inc.(a)	18,600	509,826
Entergy Corp.	63,975	4,299,760
Exelon Corp.	226,995	9,361,274

Total		14,170,860

Gas Utilities (0.2%)
UGI Corp.	19,965	656,848

Multi-Utilities (2.8%)
NSTAR	82,235	3,805,014
Public Service Enterprise Group, Inc.	268,110	8,448,146

Total		12,253,160

TOTAL UTILITIES		27,080,868

Total Common Stocks
(Cost: $343,369,892)		$426,243,793

	Shares	Value

Money Market Fund (2.8%)

Columbia Short Term Cash Fund, 0.229%(e)(f)	12,101,492	$12,101,492

Total Money Market Fund
(Cost: $12,101,492)		$12,101,492

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (7.9%)

Certificates of Deposit (0.2%)
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	$1,000,000	$1,000,000

Repurchase Agreements (7.7%)
Barclays Capital, Inc. dated 01/04/11, matures 04/15/11, repurchase price $2,000,225(g)
	0.270%	2,000,000	2,000,000
Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $5,000,032(g)
	0.230%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 03/31/11, matures 04/01/11 repurchase price $5,000,018(g)
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $4,724,168(g)
	0.160%	4,724,147	4,724,147
Mizuho Securities USA, Inc. dated 03/31/11, matures 04/01/11, repurchase price $15,000,117(g)
	0.280%	15,000,000	15,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Natixis Financial Products, Inc. dated 3/31/11, matures 4/1/11 repurchase price $2,000,007(g)
	0.130%	$2,000,000	$2,000,000

Total			33,724,147

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $34,724,147)			$34,724,147

Total Investments
(Cost: $390,195,531)			$473,069,432
Other Assets & Liabilities, Net			(35,393,447)

Net Assets			$437,675,985

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	(Depreciation)
S&P 500 Index	36	$11,889,000	June 2011	$154,676	$—
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	At March 31, 2011, investments in securities included securities valued at $3,125,240 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.09% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$1,921,490	$157,406,759	$(147,226,757)	$—	$12,101,492	$8,857	$12,101,492

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$132,519
Arabella Ltd	188,398
BP Capital Markets PLC	68,294
BPCE	266,656
Dexia Delaware LLC	305,175
Electricite De France	239,888
European Investment Bank	190,320
Nationwide Building	130,409
Skandin Ens Banken AG	231,865
Societe Generale	346,476

Total Market Value of Collateral Securities	$2,100,000

Cantor Fitzgerald & Co. (0.230%)
Security Description	Value
Breeds Hill Capital Ltd	$694
Fannie Mae Interest Strip	270,238
Fannie Mae Pool	2,380,178
Fannie Mae Principal Strip	25,470
Fannie Mae REMICS	79,257
Federal Farm Credit Bank	45,461
Federal Home Loan Banks	67,453
Federal Home Loan Mortgage Corp	39,517
Federal National Mortgage Association	30,910
FHLMC Structured Pass Through Securities	13,841
Freddie Mac Coupon Strips	300
Freddie Mac Gold Pool	337,315

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.230%) (continued)
Security Description	Value
Freddie Mac Non Gold Pool	$1,022,033
Freddie Mac REMICS	101,247
Freddie Mac Strips	26,329
Ginnie Mae I Pool	71,532
Ginnie Mae II Pool	217,591
Government National Mortgage Association	84,496
LMA SA & LMA Americas	239
Metlife Short Term Funding	329
Sanofi-Aventis	1,021
Silver Tower US Fund	228
Suncorp-Metway Ltd	701
United States Treasury Inflation Indexed Bonds	15,022
United States Treasury Strip Coupon	244,780
United States Treasury Strip Principal	23,818

Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.130%)
Security Description	Value
Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)
Security Description	Value
Government National Mortgage Association	$4,818,630

Total Market Value of Collateral Securities	$4,818,630

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.280%)
Security Description	Value
Fannie Mae Grantor Trust	$138,334
Fannie Mae Pool	7,766,249
Fannie Mae Principal Strip	132,966
Fannie Mae Whole Loan	126,408
Federal Farm Credit Bank	1,592,984
Federal Farm Credit Discount Notes	193,375
Federal Home Loan Bank Discount Notes	715,181
Federal Home Loan Banks	1,098,182
Federal Home Loan Mortgage Corp	78,763
Federal National Mortgage Association	909,596
FHLMC Structured Pass Through Securities	109,445
Freddie Mac Gold Pool	727,607
Freddie Mac Non Gold Pool	1,705,637
Government National Mortgage Association	5,273

Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.130%)
Security Description	Value
Fannie Mae Interest Strip	$39,808
Fannie Mae Pool	27,977
Fannie Mae REMICS	1,044,137
Freddie Mac REMICS	594,288
Government National Mortgage Association	75,688
United States Treasury Note/Bond	258,110

Total Market Value of Collateral Securities	$2,040,008

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$32,893,691	$—	$—	$32,893,691
Consumer Staples	38,587,522	—	—	38,587,522
Energy	59,529,299	—	—	59,529,299
Financials	113,946,436	—	—	113,946,436
Health Care	52,952,259	—	—	52,952,259
Industrials	40,864,612	—	—	40,864,612
Information Technology	23,323,658	—	—	23,323,658
Materials	14,686,626	—	—	14,686,626
Telecommunication Services	22,378,822	—	—	22,378,822
Utilities	27,080,868	—	—	27,080,868

Total Equity Securities	426,243,793	—	—	426,243,793

Other
Affiliated Money Market Fund(c)	12,101,492	—	—	12,101,492
Investments of Cash Collateral Received for Securities on Loan	—	34,724,147	—	34,724,147

Total Other	12,101,492	34,724,147	—	46,825,639

Investments in Securities	438,345,285	34,724,147	—	473,069,432
Derivatives(d)
Assets
Futures Contracts	154,676	—	—	154,676

Total	$438,499,961	$34,724,147	$—	$473,224,108

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements (continued)

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $343,369,892)	$426,243,793
Affiliated issuers (identified cost $12,101,492)	12,101,492
Investment of cash collateral received for securities on loan (identified cost $34,724,147)	34,724,147

Total investments (identified cost $390,195,531)	473,069,432
Receivable for:
Capital shares sold	294,265
Investments sold	372
Dividends	501,234
Interest	3,452
Expense reimbursement due from Investment Manager	1,973

Total assets	473,870,728

Liabilities
Due upon return of securities on loan	34,724,147
Payable for:
Capital shares purchased	1,237,379
Variation margin on futures contracts	26,825
Investment management fees	8,305
Distribution fees	1,575
Transfer agent fees	50,045
Administration fees	722
Plan administration fees	7
Other expenses	145,738

Total liabilities	36,194,743

Net assets applicable to outstanding shares	$437,675,985

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  21

Statement of Assets and Liabilities (continued)
March 31, 2011 (Unaudited)

Represented by
Paid-in capital	$436,328,309
Undistributed net investment income	409,421
Accumulated net realized loss	(82,090,322)
Unrealized appreciation (depreciation) on:
Investments	82,873,901
Futures contracts	154,676

Total — representing net assets applicable to outstanding shares	$437,675,985

*Value of securities on loan	$33,793,618

Net assets applicable to outstanding shares
Class A	$14,535,520
Class B	$1,926,277
Class C	$2,104,945
Class I	$138,381,652
Class R	$7,559
Class R4	$15,497
Class T	$77,530,503
Class W	$105,579,632
Class Z	$97,594,400
Shares outstanding
Class A	1,925,080
Class B	257,260
Class C	282,373
Class I	18,242,756
Class R	1,000
Class R4	2,047
Class T	10,281,080
Class W	13,965,395
Class Z	12,865,278
Net asset value per share
Class A(a)	$7.55
Class B	$7.49
Class C	$7.45
Class I	$7.59
Class R	$7.56
Class R4	$7.57
Class T(a)	$7.54
Class W	$7.56
Class Z	$7.59

(a)	The maximum offering price per share for Class A and Class T is $8.01 and $8.00, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$3,391,207
Interest	26
Dividends from affiliates	8,857
Income from securities lending — net	20,769

Total income	3,420,859

Expenses:
Investment management fees	1,030,922
Distribution fees
Class A	5,686
Class B	2,185
Class C	1,619
Class R	20
Class W	177,882
Shareholder service fee — Class T	12,503
Transfer agent fees
Class A	2,771
Class B	210
Class C	115
Class R	7
Class R4	20
Class T	1,272
Class W	152,958
Class Z	1,866
Administration fees	86,244
Plan administration fees
Class R4	19
Compensation of board members	2,925
Custodian fees	8,454
Printing and postage fees	22,955
Registration fees	111,778
Professional fees	6,813
Other	48,214

Total expenses	1,677,438
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,378)

Total net expenses	1,614,060

Net investment income	1,806,799

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  23

Statement of Operations (continued)
Six months ended March 31, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$36,035,720
Futures contracts	1,375,028

Net realized gain	37,410,748
Net change in unrealized appreciation (depreciation) on:
Investments	11,951,209
Futures contracts	147,734

Net change in unrealized appreciation	12,098,943

Net realized and unrealized gain	49,509,691

Net increase in net assets resulting from operations	$51,316,490

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	March 31, 2011	September 30, 2010(b)
	(Unaudited)(a)
Operations
Net investment income	$1,806,799	$2,685,111
Net realized gain	37,410,748	46,611,730
Net change in unrealized appreciation (depreciation)	12,098,943	(21,783,985)

Net increase in net assets resulting from operations	51,316,490	27,512,856

Distributions to shareholders from:
Net investment income
Class A	(35,668)	(14,454)
Class B	(1,623)	—
Class C	(531)	(342)
Class I	(1,656,430)	(738,879)
Class R	(60)	(42)
Class R3	—	(59)
Class R4	(166)	(139)
Class R5	—	(91)
Class W	(1,592,661)	(1,951,073)
Class Z	(36)	—
Net realized gains
Class A	(802,084)	(60,594)
Class B	(63,615)	(2,295)
Class C	(25,574)	(1,720)
Class I	(27,861,180)	(2,300,093)
Class R	(1,941)	(295)
Class R3	—	(295)
Class R4	(3,612)	(524)
Class R5	—	(295)
Class T	(181)	—
Class W	(35,024,850)	(7,936,857)
Class Z	(590)	—

Total distributions to shareholders	(67,070,802)	(13,008,047)

Increase (decrease) in net assets from share transactions	206,590,638	(66,345,387)

Total increase (decrease) in net assets	190,836,326	(51,840,578)
Net assets at beginning of period	246,839,659	298,680,237

Net assets at end of period	$437,675,985	$246,839,659

Undistributed net investment income	$409,421	$2,008,751

(a)	Class T shares are for the period from March 7, 2011 (when shares became available) to March 31, 2011.
(b)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  25

Statements of Changes in Net Assets (continued)

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)(a)		September 30, 2010(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	130,950	1,057,963	236,227	1,881,797
Fund merger	1,397,272	10,296,932	—	—
Conversions from Class B	5,833	42,234	6,699	53,053
Distributions reinvested	112,007	835,575	9,686	74,487
Redemptions	(88,627)	(707,724)	(69,389)	(554,291)

Net increase	1,557,435	11,524,980	183,223	1,455,046

Class B shares
Subscriptions	15,439	122,195	29,502	230,614
Fund merger	219,754	1,606,505	—	—
Distributions reinvested	8,512	63,041	260	2,000
Conversions to Class A	(5,882)	(42,234)	(6,741)	(53,053)
Redemptions	(8,317)	(63,740)	(2,731)	(23,432)

Net increase	229,506	1,685,767	20,290	156,129

Class C shares
Subscriptions	4,994	39,017	8,282	67,918
Fund merger	271,962	1,979,095	—	—
Distributions reinvested	2,584	19,075	106	808
Redemptions	(8,776)	(64,736)	(303)	(2,420)

Net increase	270,764	1,972,451	8,085	66,306

Class I shares
Subscriptions	12,267,059	99,721,629	3,093,601	24,580,365
Distributions reinvested	3,944,513	29,516,940	394,655	3,038,845
Redemptions	(6,453,781)	(51,622,004)	(2,691,646)	(21,494,924)

Net increase	9,757,791	77,616,565	796,610	6,124,286

Class R3 shares
Redemptions	—	—	(1,000)	(10,000)

Net increase (decrease)	—	—	(1,000)	(10,000)

Class R4 shares
Distributions reinvested	233	1,746	38	290

Net increase	233	1,746	38	290

Class R5 shares
Redemptions	—	—	(1,000)	(10,000)

Net increase (decrease)	—	—	(1,000)	(10,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)(a)		September 30, 2010(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	5,553	41,582	—	—
Fund merger	10,403,535	76,560,096	—	—
Redemptions	(128,008)	(942,434)	—	—

Net increase	10,281,080	75,659,244	—	—

Class W shares
Subscriptions	1,211,031	9,669,269	3,992,113	31,447,334
Distributions reinvested	4,901,672	36,615,491	1,285,769	9,887,562
Redemptions	(13,366,184)	(103,421,077)	(14,528,784)	(115,464,840)

Net decrease	(7,253,481)	(57,136,317)	(9,250,902)	(74,129,944)

Class Z shares
Subscriptions	51,005	378,325	304	2,500
Fund merger	16,378,001	121,237,610	—	—
Redemptions	(3,564,032)	(26,349,733)	—	—

Net increase	12,864,974	95,266,202	304	2,500

Total net increase (decrease)	27,708,302	206,590,638	(8,244,352)	(66,345,387)

(a)	Class T shares are for the period from March 7, 2011 (when shares became available) to March 31, 2011.
(b)	Class Z shares are for the period from September 27, 2011 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.19		$7.78	$9.14	$10.16

Income from investment operations:
Net investment income	.03		.08	.12	.04
Net realized and unrealized gain (loss) on investments	1.36		.70	(1.43)	(1.06)

Total from investment operations	1.39		.78	(1.31)	(1.02)

Less distributions to shareholders from:
Net investment income	(.09)		(.07)	(.05)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(2.03)		(.37)	(.05)	—

Net asset value, end of period	$7.55		$8.19	$7.78	$9.14

Total return	18.72%		10.28%	(14.23% )	(10.04%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.30%	(c)	1.19%	1.34%	4.14%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.24%	(c)	1.19%	1.26%	1.28%	(c)

Net investment income	0.81%	(c)	1.04%	1.83%	2.91%	(c)

Supplemental data
Net assets, end of period (in thousands)	$14,536		$3,009	$1,434	$395

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.12		$7.71	$9.13	$10.16

Income from investment operations:
Net investment income (loss)	(.01)		.03	.07	.02
Net realized and unrealized gain (loss) on investments	1.38		.68	(1.44)	(1.05)

Total from investment operations	1.37		.71	(1.37)	(1.03)

Less distributions to shareholders from:
Net investment income	(.06)		—	(.05)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(2.00)		(.30)	(.05)	—

Net asset value, end of period	$7.49		$8.12	$7.71	$9.13

Total return	18.51%		9.37%	(14.94% )	(10.14%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.02%	(c)	1.96%	2.10%	5.06%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.94%	(c)	1.96%	2.02%	2.04%	(c)

Net investment income (loss)	(0.13%	)(c)	0.39%	1.04%	1.48%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,926		$226	$58	$19

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.09		$7.74	$9.12	$10.16

Income from investment operations:
Net investment income (loss)	(.02)		.03	.07	.02
Net realized and unrealized gain (loss) on investments	1.36		.67	(1.43)	(1.06)

Total from investment operations	1.34		.70	(1.36)	(1.04)

Less distributions to shareholders from:
Net investment income	(.04)		(.05)	(.02)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(1.98)		(.35)	(.02)	—

Net asset value, end of period	$7.45		$8.09	$7.74	$9.12

Total return	18.22%		9.36%	(14.87% )	(10.24%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.97%	(c)	1.97%	2.12%	5.15%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.87%	(c)	1.97%	2.01%	2.04%	(c)

Net investment income (loss)	(0.51%	)(c)	0.35%	1.05%	1.37%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,105		$94	$27	$9

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.23		$7.81	$9.14	$10.16

Income from investment operations:
Net investment income	.06		.11	.15	.04
Net realized and unrealized gain (loss) on investments	1.36		.70	(1.43)	(1.06)

Total from investment operations	1.42		.81	(1.28)	(1.02)

Less distributions to shareholders from:
Net investment income	(.12)		(.09)	(.05)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(2.06)		(.39)	(.05)	—

Net asset value, end of period	$7.59		$8.23	$7.81	$9.14

Total return	19.03%		10.71%	(13.87% )	(10.04%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.94%	(c)	0.77%	0.88%	3.83%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.91%	(c)	0.77%	0.88%	0.91%	(c)

Net investment income	1.60%	(c)	1.37%	2.22%	2.55%	(c)

Supplemental data
Net assets, end of period (in thousands)	$138,382		$69,800	$60,019	$8,359

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.17		$7.77	$9.13	$10.16

Income from investment operations:
Net investment income	.04		.05	.10	.03
Net realized and unrealized gain (loss) on investments	1.35		.69	(1.43)	(1.06)

Total from investment operations	1.39		.74	(1.33)	(1.03)

Less distributions to shareholders from:
Net investment income	(.06)		(.04)	(.03)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(2.00)		(.34)	(.03)	—

Net asset value, end of period	$7.56		$8.17	$7.77	$9.13

Total return	18.68%		9.75%	(14.46% )	(10.14%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.58%	(c)	1.54%	1.82%	4.76%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.54%	(c)	1.54%	1.55%	1.71%	(c)

Net investment income	0.95%	(c)	0.59%	1.59%	1.70%	(c)

Supplemental data
Net assets, end of period (in thousands)	$8		$8	$8	$9

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.20		$7.79	$9.14	$10.16

Income from investment operations:
Net investment income	.05		.08	.14	.04
Net realized and unrealized gain (loss) on investments	1.35		.70	(1.44)	(1.06)

Total from investment operations	1.40		.78	(1.30)	(1.02)

Less distributions to shareholders from:
Net investment income	(.09)		(.07)	(.05)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(2.03)		(.37)	(.05)	—

Net asset value, end of period	$7.57		$8.20	$7.79	$9.14

Total return	18.79%		10.37%	(14.12% )	(10.04%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.45%	(c)	1.09%	1.25%	4.26%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.31%	(c)	1.09%	1.08%	1.21%	(c)

Net investment income	1.18%	(c)	1.04%	2.08%	2.18%	(c)

Supplemental data
Net assets, end of period (in thousands)	$15		$15	$14	$9

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
	ended March 31,
	2011
	(Unaudited)(e)
Class T
Per share data
Net asset value, beginning of period	$7.95

Income from investment operations:
Net investment income	.00	(f)
Net realized and unrealized gain on investments	.17

Total from investment operations	.17

Less distributions to shareholders from:
Net realized gains	(.58)

Total distributions to shareholders	(.58)

Net asset value, end of period	$7.54

Total return	2.18%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.22%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.16%	(c)

Net investment income	(0.29%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$77,531

Portfolio turnover	51%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$8.19		$7.78	$9.14	$10.16

Income from investment operations:
Net investment income	.05		.07	.12	.03
Net realized and unrealized gain on investments	1.34		.71	(1.44)	(1.05)

Total from investment operations	1.39		.78	(1.32)	(1.02)

Less distributions to shareholders from:
Net investment income	(.08)		(.07)	(.04)	—
Net realized gains	(1.94)		(.30)	—	—

Total distributions to shareholders	(2.02)		(.37)	(.04)	—

Net asset value, end of period	$7.56		$8.19	$7.78	$9.14

Total return	18.65%		10.30%	(14.39% )	(10.04%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.37%	(c)	1.20%	1.19%	4.42%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.33%	(c)	1.20%	1.19%	1.36%	(c)

Net investment income	1.19%	(c)	0.88%	1.77%	2.09%	(c)

Supplemental data
Net assets, end of period (in thousands)	$105,580		$173,685	$237,105	$9

Portfolio turnover	51%		99%	63%	6%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months		Year ended
	ended March 31,		September 30,
	2011		2010(g)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.23		$8.23

Income from investment operations:
Net investment income	(.00	)(f)	.01
Net realized and unrealized gain (loss) on investments	1.42		(.01)

Total from investment operations	1.42		.00

Less distributions to shareholders from:
Net investment income	(.12)		—
Net realized gains	(1.94)		—

Total distributions to shareholders	(2.06)		—

Net asset value, end of period	$7.59		$8.23

Total return	18.98%		0.00%	(h)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90%	(c)	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.77%	(c)	1.03%	(c)

Net investment income (loss)	(0.02%	)(c)	16.13%	(c)

Supplemental data
Net assets, end of period (in thousands)	$97,594		$3

Portfolio turnover	51%		99%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (when shares became available) to September 30, 2008.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund), before giving effect to any performance incentive adjustment.
(e)	For the period from March 7, 2011 (when shares became available) to March 31, 2011.
(f)	Rounds to less than $0.01.
(g)	For the period from September 27, 2010 (when shares became available) to September 30, 2010.
(h)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
March 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Value Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Investment Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class T, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares became effective March 7, 2011.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/

38  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset (such as a security, currency or stock index) at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices

40  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at March 31, 2011

	Asset derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on investments	$154,676	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations
for the Six Months Ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$1,375,028

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$147,734

Volume of Derivative Activity
Futures
The gross notional amount of long contracts outstanding was approximately $11.9 million at March 31, 2011. The monthly average gross notional amount for these contracts was $6.1 million for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions

42  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

On March 8, 2011, an additional dividend was paid before the merger to ensure that current shareholders of Columbia Large Value Quantitative Fund would not experience a dilution in their share of the Fund’s income or capital gains.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. In September 2010, the Board approved a new IMSA that includes an increase to the management fee rate payable to the Investment Manager at all or most asset levels such that the rate declines from 0.69% to 0.52% as the Fund’s net assets increase and eliminates the performance incentive adjustment (PIA). The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and became effective March 1, 2011. Prior to March 1, 2011, the management fee rate was equal to a percentage of the Fund’s average daily net assets that declined from 0.600% to 0.375% as the Fund’s net assets increased and was adjusted upward or downward by the PIA determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The management fee for the six months ended March 31, 2011 was 0.72% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. The adjustment increased the management fee by $140,390 for the six months ended March 31, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months

44  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

ended March 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay any

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation.

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.10
Class C	0.07
Class R	0.17
Class R4	0.26
Class T	0.03
Class W	0.22
Class Z	0.03

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $8,000 and $1,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by service organizations. The Fund may pay shareholder services fees of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and

46  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

up to 0.25% of the Fund’s average daily net assets attributable to Class T shares for administrative support services, provided, however, that the aggregate fee shall not exceed 0.30% of the Fund’s average daily net assets attributable to Class T shares. The shareholder services fee for the six months ended March 31, 2011 was 0.30% of the Fund’s average daily net assets attributable to Class T shares.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $19,052 for Class A, $296 for Class B, $56 for Class C and $1,685 for Class T for the six months ended March 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended March 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund), before giving effect to any performance incentive adjustment, were as follows:

Class A	1.24%
Class B	1.94
Class C	1.87
Class I	0.91
Class R	1.54
Class R4	1.31
Class T	1.16
Class W	1.33
Class Z	0.77

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$38
Class B	5
Class C	1
Class R	1
Class R4	9
Class W	20,272

The management fees waived/reimbursed at the Fund level were $43,052.

Effective March 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until November 30, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund), before giving effect to any

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.74
Class R	1.36
Class R4	1.04
Class T	1.16
Class W	1.11
Class Z	0.86

Prior to March 1, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.28%
Class B	2.03
Class C	2.03
Class I	0.90
Class R	1.53
Class R4	1.20
Class W	1.28
Class Z	1.03

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Reorganization costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax

48  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At March 31, 2011, the cost of investments for federal income tax purposes was approximately $390,196,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$84,216,000
Unrealized depreciation	(1,342,000)

Net unrealized appreciation	$82,874,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $307,023,853 (including $163,028,720* from Columbia Disciplined Value Fund that was acquired in the fund merger as described in Note 10) and $218,245,106, respectively, for the six months ended March 31, 2011.

*	This purchase amount is excluded for purposes of calculating the Fund’s portfolio turnover rate.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

upon the return of the securities loaned. At March 31, 2011, securities valued at $33,793,618 were on loan, secured by cash collateral of $34,724,147 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At March 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I shares, and the Investment Manager owned 100% of Class R shares. At March 31, 2011, the Investment Manager and affiliated funds-of-funds owned approximately 32% of the total outstanding Fund shares.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

50  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

Note 10. Fund Merger

At the close of business on March 11, 2011, Columbia Large Value Quantitative Fund acquired the assets and assumed the identified liabilities of Columbia Disciplined Value Fund, a series of Columbia Funds Series Trust I. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Large Value Quantitative Fund immediately before the acquisition were $232,882,523 and the combined net assets immediately after the acquisition were $444,562,761.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

The merger was accomplished by a tax-free exchange of 17,887,304 shares of Columbia Disciplined Value Fund valued at $211,680,238.

In exchange for Columbia Disciplined Value Fund shares, Columbia Large Value Quantitative Fund issued the following number of shares:

Shares
Class A	1,397,272
Class B	219,754
Class C	271,962
Class T	10,403,535
Class Z	16,378,001

For financial reporting purposes, net assets received and shares issued by Columbia Large Value Quantitative Fund were recorded at fair value; however, Columbia Disciplined Value Fund’s cost of investments was carried forward to align ongoing reporting of Columbia Large Value Quantitative Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Columbia Disciplined Value Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Capital stock	$265,456,917
Excess of distributions over net investment income	(118,954)
Accumulated net realized loss	(98,553,475)
Unrealized appreciation	44,895,750
Total net assets	$211,680,238

The financial statements reflect the operations of Columbia Large Value Quantitative Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Disciplined Value Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on October 1, 2010, Columbia Large Value Quantitative Fund’s pro-forma net investment income, net gain on investments, and net increase in net assets from operations for the six month ended March 31, 2011 would have been $3.7 million, $52.5 million and $84.6 million respectively.

52  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

54  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at all or most asset levels and eliminating the performance incentive adjustment. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 – Approve Proposed IMS Agreement – Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Investment Series, Inc., on behalf of the Fund, on December 29, 2010, and is incorporated herein by reference.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of shares outstanding in the Fund.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  55

Results of Meeting of Shareholders (continued)

Proposal 1. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	5,519,120,410.407	175,018,721.076	0.00	0.00
02.	Edward J. Boudreau, Jr.	5,515,563,387.175	178,575,744.308	0.00	0.00
03.	Pamela G. Carlton	5,518,733,519.579	175,405,611.903	0.00	0.00
04.	William P. Carmichael	5,513,016,443.013	181,122,688.470	0.00	0.00
05.	Patricia M. Flynn	5,519,518,852.744	174,620,278.739	0.00	0.00
06.	William A. Hawkins	5,514,037,274.572	180,101,856.911	0.00	0.00
07.	R. Glenn Hilliard	5,513,838,731.739	180,300,399.744	0.00	0.00
08.	Stephen R. Lewis, Jr.	5,513,761,366.896	180,377,764.587	0.00	0.00
09.	John F. Maher	5,517,767,450.200	176,371,681.283	0.00	0.00
10.	John J. Nagorniak	5,514,880,200.442	179,258,931.040	0.00	0.00
11.	Catherine James Paglia	5,518,721,726.947	175,417,404.535	0.00	0.00
12.	Leroy C. Richie	5,514,469,447.605	179,669,683.877	0.00	0.00
13.	Anthony M. Santomero	5,514,666,707.450	179,472,424.033	0.00	0.00
14.	Minor M. Shaw	5,514,636,986.221	179,502,145.261	0.00	0.00
15.	Alison Taunton-Rigby	5,517,048,712.195	177,090,419.287	0.00	0.00
16.	William F. Truscott	5,515,998,626.742	178,140,504.741	0.00	0.00

Proposal 2. To approve the proposed amendment to the Articles of Incorporation of RiverSource Investment Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
5,383,927,685.941	155,154,056.073	154,918,963.943	138,336.845

*	All dollars of RiverSource Investment Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

Proposal 3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
198,330,576.488	3,609,441.409	5,044,850.464	98,835,934.670

Proposal 4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
198,343,192.618	3,842,685.616	4,798,990.126	98,835,934.670

56  COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Columbia Large Value Quantitative Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6524 D (5/11)

Semiannual Report

Columbia
Mid Cap Value Opportunity Fund

Semiannual Report for the Period Ended
March 31, 2011

Columbia Mid Cap Value Opportunity Fund seeks to provide shareholders with long-term growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	22

Statement of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	29

Notes to Financial Statements	39

Proxy Voting	53

Approval of Investment Management Services Agreement	53

Results of Meeting of Shareholders	54

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Mid Cap Value Opportunity Fund (the Fund) Class A shares gained 22.14% (excluding sales charge) for the six months period ended March 31, 2011.

>	The Fund outperformed the 20.57% increase of the Russell Midcap® Value Index for the same time period.

>	The Fund also outperformed the 20.69% advance of the Lipper Mid-Cap Value Funds Index, representing the Fund’s peer group for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	2/14/02
Columbia Mid Cap Value Opportunity Fund Class A (excluding sales charge)	+22.14%	+21.97%	+4.71%	+3.95%	+9.76%

Russell Midcap Value Index(1) (unmanaged)	+20.57%	+22.26%	+6.61%	+4.04%	+9.32%

Lipper Mid-Cap Value Funds Index(2) (unmanaged)	+20.69%	+20.40%	+6.52%	+4.29%	+7.53%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 2/14/02)	+22.14%	+21.97%	+4.71%	+3.95%	+9.76%

Class B (inception 2/14/02)	+21.44%	+20.90%	+3.86%	+3.13%	+8.91%

Class C (inception 2/14/02)	+21.62%	+20.90%	+3.92%	+3.15%	+8.93%

Class I (inception 3/4/04)	+22.30%	+22.47%	+5.20%	+4.42%	+8.92%

Class R (inception 12/11/06)	+21.92%	+21.39%	+4.36%	N/A	+2.28%

Class R3 (inception 12/11/06)	+21.93%	+21.76%	+4.61%	N/A	+2.52%

Class R4 (inception 2/14/02)	+22.10%	+22.10%	+4.86%	+4.11%	+9.95%

Class R5 (inception 12/11/06)	+22.29%	+22.46%	+5.12%	N/A	+3.06%

Class W (inception 12/1/06)	+22.06%	+21.89%	+4.73%	N/A	+2.83%

Class Z (inception 9/27/10)	+22.29%	N/A	N/A	N/A	+23.51%*

With sales charge
Class A (inception 2/14/02)	+15.13%	+14.95%	+2.66%	+2.73%	+9.05%

Class B (inception 2/14/02)	+16.44%	+15.90%	+2.93%	+2.81%	+8.91%

Class C (inception 2/14/02)	+20.62%	+19.90%	+3.92%	+3.15%	+8.93%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at March 31, 2011)

Stocks	98.6%

Consumer Discretionary	13.0

Consumer Staples	3.9

Energy	11.5

Financials	16.5

Health Care	10.8

Industrials	17.7

Information Technology	7.8

Materials	9.3

Telecommunication Services	2.1

Utilities	6.0

Bonds	0.2

Other(2)	1.2

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.
Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.
The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2011)

Lorillard, Inc.	3.9%

Agilent Technologies, Inc.	2.6

Cooper Industries PLC	2.6

Newfield Exploration Co.	2.3

CIT Group, Inc.	2.3

Mylan, Inc.	2.2

Eastman Chemical Co.	2.2

XL Group PLC	2.1

LSI Corp.	2.1

CIGNA Corp.	1.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,221.40	$7.03	1.27%

Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.39	1.27%

Class B

Actual(b)	$1,000	$1,214.40	$11.15	2.02%

Hypothetical (5% return before expenses)	$1,000	$1,014.86	$10.15	2.02%

Class C

Actual(b)	$1,000	$1,216.20	$11.16	2.02%

Hypothetical (5% return before expenses)	$1,000	$1,014.86	$10.15	2.02%

Class I

Actual(b)	$1,000	$1,223.00	$4.49	.81%

Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.08	.81%

Class R

Actual(b)	$1,000	$1,219.20	$8.35	1.51%

Hypothetical (5% return before expenses)	$1,000	$1,017.40	$7.59	1.51%

Class R3

Actual(b)	$1,000	$1,219.30	$7.47	1.35%

Hypothetical (5% return before expenses)	$1,000	$1,018.20	$6.79	1.35%

Class R4

Actual(b)	$1,000	$1,221.00	$6.04	1.09%

Hypothetical (5% return before expenses)	$1,000	$1,019.50	$5.49	1.09%

Class R5

Actual(b)	$1,000	$1,222.90	$4.71	.85%

Hypothetical (5% return before expenses)	$1,000	$1,020.69	$4.28	.85%

Class W

Actual(b)	$1,000	$1,220.60	$6.87	1.24%

Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.24	1.24%

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class Z

Actual(b)	$1,000	$1,222.90	$5.15	.93%

Hypothetical (5% return before expenses)	$1,000	$1,020.29	$4.68	.93%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: +22.14% for Class A, +21.44% for Class B, +21.62% for Class C, +22.30% for Class I, +21.92% for Class R, +21.93% for Class R3, +22.10% for Class R4, +22.29% for Class R5, +22.06% for Class W and +22.29% for Class Z.

10  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Mid Cap Value Opportunity Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.7%)

CONSUMER DISCRETIONARY (13.0%)

Auto Components (0.9%)
TRW Automotive Holdings Corp.(a)(b)	182,590	$10,057,057
Visteon Corp.(a)(b)	182,936	11,431,671

Total		21,488,728

Automobiles (0.6%)
Ford Motor Co.(a)(b)	1,035,963	15,446,208

Diversified Consumer Services (1.3%)
Apollo Group, Inc., Class A(b)	126,697	5,284,532
Capella Education Co.(a)(b)	100,925	5,025,056
Career Education Corp.(a)(b)	278,682	6,331,655
Corinthian Colleges, Inc.(a)(b)	606,294	2,679,819
DeVry, Inc.	113,409	6,245,434
ITT Educational Services, Inc.(a)(b)	67,961	4,903,386

Total		30,469,882

Hotels, Restaurants & Leisure (1.6%)
Penn National Gaming, Inc.(b)	635,309	23,544,552
Royal Caribbean Cruises Ltd.(a)(b)(c)	348,852	14,393,633

Total		37,938,185

Household Durables (0.9%)
DR Horton, Inc.(a)	343,575	4,002,649
KB Home(a)	160,442	1,995,898
Lennar Corp., Class A(a)	254,082	4,603,966
Mohawk Industries, Inc.(a)(b)	157,840	9,651,916

Total		20,254,429

Leisure Equipment & Products (1.6%)
Hasbro, Inc.(a)	829,927	38,873,781

Media (3.0%)
DISH Network Corp., Class A(b)	649,398	15,819,335
Liberty Media Corp. — Starz, Series A(b)	188,781	14,649,406
National CineMedia, Inc.	1,149,805	21,466,859
Regal Entertainment Group, Class A(a)	1,498,143	20,224,931

Total		72,160,531

Multiline Retail (2.3%)
Macy’s, Inc.	1,168,751	28,353,899
Nordstrom, Inc.(a)	563,919	25,308,685

Total		53,662,584

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A	324,982	19,076,443

TOTAL CONSUMER DISCRETIONARY		309,370,771

CONSUMER STAPLES (3.9%)

Tobacco (3.9%)
Lorillard, Inc.	965,776	91,758,378

TOTAL CONSUMER STAPLES		91,758,378

ENERGY (11.6%)

Energy Equipment & Services (3.6%)
Cameron International Corp.(a)(b)	298,765	17,059,481
McDermott International, Inc.(b)(c)	1,174,502	29,820,606
Nabors Industries Ltd.(b)(c)	867,210	26,345,840
Noble Corp.(a)(c)	260,196	11,870,142

Total		85,096,069

Oil, Gas & Consumable Fuels (8.0%)
Alpha Natural Resources, Inc.(a)(b)	252,766	15,006,717
El Paso Corp.	1,327,865	23,901,570
Enbridge, Inc.(c)	619,271	38,054,203
EQT Corp.(a)	124,523	6,213,698
Newfield Exploration Co.(a)(b)	707,601	53,784,752
QEP Resources, Inc.	221,019	8,960,110
Whiting Petroleum Corp.(b)	593,147	43,566,647

Total		189,487,697

TOTAL ENERGY		274,583,766

FINANCIALS (16.5%)

Capital Markets (1.3%)
Artio Global Investors, Inc.	234,626	3,791,556
Invesco Ltd.(c)	1,104,326	28,226,573

Total		32,018,129

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)
Commercial Banks (6.7%)
CIT Group, Inc.(b)	1,260,381	$53,629,212
Comerica, Inc.(a)	531,262	19,507,941
Cullen/Frost Bankers, Inc.(a)	171,425	10,117,503
Fifth Third Bancorp	1,357,101	18,836,562
Huntington Bancshares, Inc.	2,083,873	13,836,917
KeyCorp	1,881,465	16,707,409
SunTrust Banks, Inc.(a)	526,716	15,190,489
TCF Financial Corp.(a)	662,939	10,514,212

Total		158,340,245

Diversified Financial Services (0.3%)
Pico Holdings, Inc.(a)(b)	245,562	7,381,594

Insurance (5.7%)
Assurant, Inc.	372,739	14,354,179
Axis Capital Holdings Ltd.(c)	310,141	10,830,124
Everest Re Group Ltd.(c)	171,076	15,085,482
Lincoln National Corp.(a)	894,964	26,884,718
PartnerRe Ltd.(c)	163,940	12,990,606
Transatlantic Holdings, Inc.	131,159	6,383,508
XL Group PLC(c)	2,011,901	49,492,765

Total		136,021,382

Real Estate Investment Trusts (REITs) (2.5%)
AvalonBay Communities, Inc.(a)	40,845	4,904,668
Boston Properties, Inc.(a)	55,609	5,274,514
Equity Residential(a)	129,264	7,291,782
Pebblebrook Hotel Trust	215,956	4,783,425
ProLogis(a)	998,143	15,950,325
Rayonier, Inc.(a)	191,480	11,931,119
Ventas, Inc.(a)	148,625	8,070,337

Total		58,206,170

TOTAL FINANCIALS		391,967,520

HEALTH CARE (10.8%)

Health Care Providers & Services (2.7%)
CIGNA Corp.	1,002,037	44,370,199
Universal Health Services, Inc., Class B	412,683	20,390,667

Total		64,760,866

Life Sciences Tools & Services (4.3%)
Agilent Technologies, Inc.(b)	1,353,900	60,627,642
Life Technologies Corp.(b)	810,043	42,462,454

Total		103,090,096

Pharmaceuticals (3.8%)
Hospira, Inc.(a)(b)	127,625	7,044,900
Mylan, Inc.(a)(b)	2,327,132	52,756,082
Watson Pharmaceuticals, Inc.(a)(b)	534,785	29,953,308

Total		89,754,290

TOTAL HEALTH CARE		257,605,252

INDUSTRIALS (17.7%)

Aerospace & Defense (0.9%)
Goodrich Corp.	261,773	22,389,445

Airlines (0.9%)
Delta Air Lines, Inc.(b)	775,307	7,598,008
U.S. Airways Group, Inc.(a)(b)	369,744	3,220,470
United Continental Holdings, Inc.(a)(b)	422,238	9,707,252

Total		20,525,730

Building Products (0.8%)
A.O. Smith Corp.(a)	430,849	19,103,845

Commercial Services & Supplies (0.3%)
Ritchie Bros Auctioneers, Inc.(a)(c)	286,082	8,053,208

Construction & Engineering (2.8%)
Chicago Bridge & Iron Co. NV(c)	457,517	18,602,641
Fluor Corp.	155,040	11,420,247
Foster Wheeler AG(b)(c)	338,481	12,733,655
Jacobs Engineering Group, Inc.(b)	219,649	11,296,548
KBR, Inc.	301,273	11,379,081

Total		65,432,172

Electrical Equipment (4.0%)
Babcock & Wilcox Co. (The)(b)	395,442	13,199,854
Cooper Industries PLC(c)	929,568	60,328,963
Rockwell Automation, Inc.(a)	217,097	20,548,231

Total		94,077,048

Machinery (5.2%)
AGCO Corp.(a)(b)	297,637	16,361,106
Eaton Corp.	591,900	32,814,936
Manitowoc Co., Inc. (The)(a)	598,717	13,099,928
Navistar International Corp.(b)	351,761	24,387,590
Oshkosh Corp.(b)	172,639	6,107,968
Parker Hannifin Corp.	165,088	15,630,532
Terex Corp.(a)(b)	423,547	15,688,181

Total		124,090,241

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (cont.)
Road & Rail (2.8%)
Con-way, Inc.(a)	323,257	$12,700,768
JB Hunt Transport Services, Inc.	337,114	15,311,718
Kansas City Southern(b)	483,356	26,318,734
Werner Enterprises, Inc.(a)	469,360	12,423,959

Total		66,755,179

TOTAL INDUSTRIALS		420,426,868

INFORMATION TECHNOLOGY (7.8%)

Computers & Peripherals (0.8%)
Western Digital Corp.(b)	490,268	18,282,094

Electronic Equipment, Instruments & Components (1.2%)
Avnet, Inc.(b)	819,155	27,924,994

IT Services (0.6%)
Computer Sciences Corp.	319,601	15,574,157

Semiconductors & Semiconductor Equipment (2.6%)
LSI Corp.(b)	7,163,190	48,709,692
Microchip Technology, Inc.(a)	360,270	13,693,862

Total		62,403,554

Software (2.6%)
BMC Software, Inc.(b)	498,872	24,813,893
Check Point Software Technologies Ltd.(a)(b)(c)	713,175	36,407,584

Total		61,221,477

TOTAL INFORMATION TECHNOLOGY		185,406,276

MATERIALS (9.3%)

Chemicals (5.6%)
Agrium, Inc.(c)	106,667	9,841,098
Eastman Chemical Co.(a)	517,255	51,373,767
Huntsman Corp.	1,025,082	17,815,925
Lubrizol Corp.	151,328	20,271,899
PPG Industries, Inc.	367,097	34,951,305

Total		134,253,994

Construction Materials (0.3%)
Cemex SAB de CV, ADR(a)(b)(c)	766,898	6,848,400

Containers & Packaging (0.4%)
Smurfit-Stone Container Corp.(b)	231,196	8,935,725

Metals & Mining (1.9%)
Cliffs Natural Resources, Inc.	104,989	10,318,319
Freeport-McMoRan Copper & Gold, Inc.	369,454	20,523,169
Kobe Steel Ltd., ADR(a)(c)	534,126	6,916,932
Steel Dynamics, Inc.(a)	405,430	7,609,921

Total		45,368,341

Paper & Forest Products (1.1%)
Domtar Corp.(a)	161,973	14,865,882
Louisiana-Pacific Corp.(a)(b)	1,030,620	10,821,510

Total		25,687,392

TOTAL MATERIALS		221,093,852

TELECOMMUNICATION SERVICES (2.1%)

Diversified Telecommunication Services (1.9%)
CenturyLink, Inc.(a)	283,518	11,780,173
Qwest Communications International, Inc.	1,964,248	13,415,814
Windstream Corp.(a)	1,592,426	20,494,522

Total		45,690,509

Wireless Telecommunication Services (0.2%)

Sprint Nextel Corp.(a)(b)	1,131,980	5,252,387

TOTAL TELECOMMUNICATION SERVICES		50,942,896

UTILITIES (6.0%)

Electric Utilities (2.2%)
Entergy Corp.	187,009	12,568,875
FirstEnergy Corp.	224,562	8,329,005
Pepco Holdings, Inc.(a)	1,032,910	19,263,771
Pinnacle West Capital Corp.	297,328	12,722,665

Total		52,884,316

Gas Utilities (0.2%)
Questar Corp.	286,861	5,005,725

Multi-Utilities (3.6%)
CenterPoint Energy, Inc.	1,218,102	21,389,871
DTE Energy Co.(a)	543,507	26,610,103
Sempra Energy	317,062	16,962,817
Wisconsin Energy Corp.	678,251	20,686,655

Total		85,649,446

TOTAL UTILITIES		143,539,487

Total Common Stocks
(Cost: $1,783,581,063)		$2,346,695,066

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (0.2%)

BUILDING MATERIALS (0.2%)
Cemex SAB de CV Subordinated Notes (c)(d)
03/15/18	3.750%	$3,746,000	$3,869,618

TOTAL BUILDING MATERIALS			3,869,618

Total Convertible Bonds
(Cost: $3,746,000)			$3,869,618

	Shares	Value

Money Market Fund (1.2%)

Columbia Short Term Cash Fund, 0.229%(e)(f)	29,604,123	$29,604,123

Total Money Market Fund
(Cost: $29,604,123)		$29,604,123

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (20.7%)

Asset-Backed Commercial Paper (1.6%)
Antalis US Funding Corp.
04/08/11	0.260%	$19,998,845	$19,998,845
Royal Park Investments Funding Corp.
04/21/11	0.510%	9,993,908	9,993,908
06/17/11	0.601%	7,987,733	7,987,733

Total			37,980,486

Certificates of Deposit (12.9%)
Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	15,000,000	15,000,000
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.220%	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.240%	10,000,000	10,000,000
Clydesdale Bank PLC
04/21/11	0.400%	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400%	15,000,370	15,000,370
Credit Industrial et Commercial
04/04/11	0.500%	10,000,000	10,000,000
06/07/11	0.400%	5,000,000	5,000,000
06/13/11	0.400%	5,000,000	5,000,000
Credit Suisse
04/15/11	0.240%	10,000,000	10,000,000
DZ Bank AG
05/09/11	0.350%	10,000,000	10,000,000
Deutsche Bank AG
07/08/11	0.320%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
04/04/11	0.400%	5,000,000	5,000,000
05/09/11	0.400%	3,000,000	3,000,000
05/17/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.360%	5,000,000	5,000,000
04/04/11	0.380%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	4,000,000	4,000,000
KBC Bank NV
04/26/11	0.450%	10,000,000	10,000,000
04/29/11	0.450%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/05/11	0.350%	5,000,000	5,000,000
05/23/11	0.345%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	10,000,000	10,000,000
Natixis
05/09/11	0.503%	7,000,000	7,000,000
Norinchukin Bank
04/06/11	0.350%	8,000,000	8,000,000
04/25/11	0.340%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
04/12/11	0.400%	5,000,000	5,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Rabobank Group
04/27/11	0.298%	10,000,000	10,000,000
Societe Generale
07/01/11	0.363%	15,000,000	15,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	5,000,000	5,000,000
05/25/11	0.370%	9,990,861	9,990,861
Swedbank AB
04/05/11	0.170%	5,000,000	5,000,000
Union Bank of Switzerland
04/18/11	0.334%	10,000,000	10,000,000
08/15/11	0.355%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
United Overseas Bank Ltd.
04/11/11	0.390%	$5,000,000	$5,000,000
Westpac Banking Corp.
05/09/11	0.230%	15,000,000	15,000,000

Total			306,991,231

Commercial Paper (2.0%)
ASB Finance Ltd.
05/03/11	0.391%	9,981,150	9,981,150
Cancara Asset Securitisation LLC
04/20/11	0.250%	1,999,611	1,999,611
Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778
PB Capital Corp.
05/16/11	0.591%	3,993,772	3,993,772
Suncorp Metway Ltd.
04/27/11	0.300%	14,995,625	14,995,625
04/28/11	0.300%	4,998,542	4,998,542

Total			45,958,478

Money Market Fund (0.4%)
JP Morgan Prime Money Market
Fund, 0.010%(f)		10,000,000	10,000,000

Total			10,000,000

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	5,000,000	5,000,000

Total			5,000,000

Repurchase Agreements (3.6%)
Barclays Capital, Inc. dated 10/13/10, matures 04/15/11, repurchase price $12,001,350(g)
	0.270%	12,000,000	12,000,000
Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $25,000,160(g)
	0.230%	25,000,000	25,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $8,792,558(g)
	0.160%	8,792,519	8,792,519
MF Global Holdings Ltd. dated 03/31/11, matures 04/01/11, repurchase price $20,000,161(g)
	0.290%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 03/31/11, matures 04/01/11, repurchase price $15,000,117(g)
	0.280%	15,000,000	15,000,000
Nomura Securities dated 03/31/10, matures 04/01/11, repurchase price $5,000,033(g)
	0.240%	5,000,000	5,000,000

Total			85,792,519

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $491,722,714)			$491,722,714

Total Investments
(Cost: $2,308,653,900)			$2,871,891,521
Other Assets & Liabilities, Net			(495,353,645)

Net Assets			$2,376,537,876

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 16.86% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $3,869,618 or 0.16% of net assets.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$33,981,817	$406,942,361	$(411,320,055)	$—	$29,604,123	$54,776	$29,604,123

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$795,113
Arabella Ltd	1,130,386
BP Capital Markets PLC	409,762
BPCE	1,599,938
Dexia Delaware LLC	1,831,051
Electricite De France	1,439,327
European Investment Bank	1,141,919
Nationwide Building	782,457
Skandin Ens Banken AG	1,391,192
Societe Generale	2,078,855

Total Market Value of Collateral Securities	$12,600,000

Cantor Fitzgerald & Co. (0.230%)
Security Description	Value
Breeds Hill Capital Ltd	$3,472
Fannie Mae Interest Strip	1,351,192
Fannie Mae Pool	11,900,890
Fannie Mae Principal Strip	127,351
Fannie Mae REMICS	396,285

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.230%) (continued)
Security Description	Value
Federal Farm Credit Bank	$227,306
Federal Home Loan Banks	337,265
Federal Home Loan Mortgage Corp	197,586
Federal National Mortgage Association	154,548
FHLMC Structured Pass Through Securities	69,204
Freddie Mac Coupon Strips	1,498
Freddie Mac Gold Pool	1,686,573
Freddie Mac Non Gold Pool	5,110,167
Freddie Mac REMICS	506,236
Freddie Mac Strips	131,644
Ginnie Mae I Pool	357,660
Ginnie Mae II Pool	1,087,954
Government National Mortgage Association	422,478
LMA SA & LMA Americas	1,196
Metlife Short Term Funding	1,643
Sanofi-Aventis	5,106
Silver Tower US Fund	1,140
Suncorp-Metway Ltd	3,505
United States Treasury Inflation Indexed Bonds	75,113
United States Treasury Strip Coupon	1,223,902
United States Treasury Strip Principal	119,089

Total Market Value of Collateral Securities	$25,500,003

Goldman Sachs & Co. (0.160%)
Security Description	Value
Government National Mortgage Association	$8,968,369

Total Market Value of Collateral Securities	$8,968,369

MF Global Holdings Ltd. (0.290%)
Security Description	Value
Fannie Mae REMICS	$439,332
Freddie Mac Gold Pool	12,779,183
Freddie Mac REMICS	282,968
Ginnie Mae I Pool	1,273,693
Ginnie Mae II Pool	5,265,879
Government National Mortgage Association	359,054

Total Market Value of Collateral Securities	$20,400,109

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.280%)
Security Description	Value
Fannie Mae Grantor Trust	$138,334
Fannie Mae Pool	7,766,249
Fannie Mae Principal Strip	132,966
Fannie Mae Whole Loan	126,408
Federal Farm Credit Bank	1,592,984
Federal Farm Credit Discount Notes	193,375
Federal Home Loan Bank Discount Notes	715,181
Federal Home Loan Banks	1,098,182
Federal Home Loan Mortgage Corp	78,763
Federal National Mortgage Association	909,596
FHLMC Structured Pass Through Securities	109,445
Freddie Mac Gold Pool	727,607
Freddie Mac Non Gold Pool	1,705,637
Government National Mortgage Association	5,273

Total Market Value of Collateral Securities	$15,300,000

Nomura Securities (0.240%)
Security Description	Value
Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

Abbreviation Legnd

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$309,370,771	$—	$—	$309,370,771
Consumer Staples	91,758,378	—	—	91,758,378
Energy	274,583,766	—	—	274,583,766
Financials	391,967,520	—	—	391,967,520
Health Care	257,605,252	—	—	257,605,252
Industrials	420,426,868	—	—	420,426,868
Information Technology	185,406,276	—	—	185,406,276
Materials	214,176,920	6,916,932	—	221,093,852
Telecommunication Services	50,942,896	—	—	50,942,896
Utilities	143,539,487	—	—	143,539,487

Total Equity Securities	2,339,778,134	6,916,932	—	2,346,695,066

Bonds
Convertible Bonds	—	3,869,618	—	3,869,618

Total Bonds	—	3,869,618	—	3,869,618

Other
Affiliated Money Market Fund(c)	29,604,123	—	—	29,604,123
Investments of Cash Collateral Received for Securities on Loan	10,000,000	481,722,714	—	491,722,714

Total Other	39,604,123	481,722,714	—	521,326,837

Total	$2,379,382,257	$492,509,264	$—	$2,871,891,521

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  21

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,787,327,063)	$2,350,564,684
Affiliated issuers (identified cost $29,604,123)	29,604,123
Investment of cash collateral received for securities on loan (identified cost $491,722,714)	491,722,714

Total investments (identified cost $2,308,653,900)	2,871,891,521
Cash	44,262
Receivable for:
Capital shares sold	988,019
Investments sold	2,602,766
Dividends	2,081,880
Interest	93,935
Reclaims	1,908
Expense reimbursement due from Investment Manager	14

Total assets	2,877,704,305

Liabilities
Due upon return of securities on loan	491,722,714
Payable for:
Investments purchased	1,171,040
Capital shares purchased	7,507,618
Investment management fees	44,445
Distribution fees	14,237
Transfer agent fees	215,366
Administration fees	3,466
Plan administration fees	226,601
Other expenses	260,942

Total liabilities	501,166,429

Net assets applicable to outstanding shares	$2,376,537,876

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$2,392,882,516
Excess of distributions over net investment income	(4,162,746)
Accumulated net realized loss	(575,419,515)
Unrealized appreciation (depreciation) on:
Investments	563,237,621

Total — representing net assets applicable to outstanding shares	$2,376,537,876

*Value of securities on loan	$480,253,683

Net assets applicable to outstanding shares
Class A	$1,357,143,597
Class B	$100,330,544
Class C	$49,985,129
Class I	$133,400,818
Class R	$20,405,518
Class R3	$77,390,863
Class R4	$461,934,647
Class R5	$166,387,769
Class W	$4,297
Class Z	$9,554,694
Shares outstanding
Class A	161,073,291
Class B	12,380,708
Class C	6,173,546
Class I	15,589,996
Class R	2,439,843
Class R3	9,222,268
Class R4	54,526,277
Class R5	19,608,272
Class W	506
Class Z	1,116,701
Net asset value per share
Class A(a)	$8.43
Class B	$8.10
Class C	$8.10
Class I	$8.56
Class R	$8.36
Class R3	$8.39
Class R4	$8.47
Class R5	$8.49
Class W	$8.49
Class Z	$8.56

(a)	The maximum offering price per share for Class A is $8.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  23

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$16,100,470
Interest	45,125
Dividends from affiliates	54,776
Income from securities lending — net	590,157
Foreign taxes withheld	(104,414)

Total income	16,686,114

Expenses:
Investment management fees	8,100,006
Distribution fees
Class A	1,658,943
Class B	486,282
Class C	241,841
Class R	46,201
Class R3	92,685
Class W	5
Transfer agent fees
Class A	1,438,785
Class B	103,764
Class C	50,834
Class R	18,949
Class R3	14,537
Class R4	72,850
Class R5	32,337
Class W	4
Class Z	2,565
Administration fees	608,211
Plan administration fees
Class R3	92,685
Class R4	541,462
Compensation of board members	24,286
Custodian fees	41,995
Printing and postage fees	163,155
Registration fees	164,236
Professional fees	16,446
Other	74,259

Total expenses	14,087,323

Net investment income	2,598,791

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$97,694,360
Foreign currency transactions	(946)

Net realized gain	97,693,414
Net change in unrealized appreciation (depreciation) on:
Investments	353,257,624

Net change in unrealized appreciation	353,257,624

Net realized and unrealized gain	450,951,038

Net increase in net assets resulting from operations	$453,549,829

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  25

Statement of Changes in Net Assets

	Six months ended	Year ended
	March 31, 2011	September 30, 2010(a)
	(Unaudited)
Operations
Net investment income	$2,598,791	$13,954,116
Net realized gain	97,693,414	12,391,684
Net change in unrealized appreciation	353,257,624	243,438,537

Net increase in net assets resulting from operations	453,549,829	269,784,337

Distributions to shareholders from:
Net investment income
Class A	(7,355,879)	(16,978,323)
Class B	—	(546,735)
Class C	—	(305,343)
Class I	(1,338,622)	(791,553)
Class R	(61,366)	(180,823)
Class R3	(425,673)	(720,607)
Class R4	(3,285,087)	(5,317,307)
Class R5	(1,525,902)	(2,395,401)
Class W	(25)	(44)
Class Z	(8,179)	—

Total distributions to shareholders	(14,000,733)	(27,236,136)

Decrease in net assets from share transactions	(256,729,335)	(123,818,934)

Total increase in net assets	182,819,761	118,729,267
Net assets at beginning of period	2,193,718,115	2,074,988,848

Net assets at end of period	$2,376,537,876	$2,193,718,115

Undistributed (excess of distributions over) net investment income	$(4,162,746)	$7,239,196

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	5,588,935	43,756,945	17,270,554	113,226,588
Fund merger	—	—	28,452,411	196,881,224
Conversions from Class B	1,719	13,703	4,414,615	28,650,080
Distributions reinvested	863,043	6,705,845	2,593,192	16,622,359
Redemptions	(36,209,393)	(275,354,686)	(81,747,952)	(533,995,945)

Net decrease	(29,755,696)	(224,878,193)	(29,017,180)	(178,615,694)

Class B shares
Subscriptions	117,392	879,968	746,349	4,711,558
Fund merger	—	—	4,967,877	33,139,932
Distributions reinvested	—	—	85,812	531,175
Conversions to Class A	(1,788)	(13,703)	(4,591,488)	(28,650,080)
Redemptions	(1,592,915)	(11,833,316)	(5,019,070)	(31,606,765)

Net decrease	(1,477,311)	(10,967,051)	(3,810,520)	(21,874,180)

Class C shares
Subscriptions	255,082	1,910,182	856,839	5,444,679
Fund merger	—	—	632,637	4,214,969
Distributions reinvested	—	—	38,463	237,703
Redemptions	(886,529)	(6,626,328)	(1,824,283)	(11,466,082)

Net decrease	(631,447)	(4,716,146)	(296,344)	(1,568,731)

Class I shares
Subscriptions	827,988	6,635,407	595,793	3,991,163
Fund merger	—	—	9,654,421	67,824,923
Distributions reinvested	169,863	1,338,524	121,764	791,468
Redemptions	(2,052,986)	(16,472,731)	(796,439)	(5,302,334)

Net increase (decrease)	(1,055,135)	(8,498,800)	9,575,539	67,305,220

Class R shares
Subscriptions	309,697	2,422,320	620,514	4,023,183
Distributions reinvested	7,843	60,547	28,278	180,133
Redemptions	(278,886)	(2,151,270)	(839,982)	(5,474,647)

Net increase (decrease)	38,654	331,597	(191,190)	(1,271,331)

Class R3 shares
Subscriptions	1,757,100	13,692,291	5,390,913	35,102,760
Distributions reinvested	54,997	425,673	112,771	720,607
Redemptions	(2,405,897)	(18,800,829)	(3,283,008)	(21,413,184)

Net increase (decrease)	(593,800)	(4,682,865)	2,220,676	14,410,183

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  27

Statement of Changes in Net Assets (continued)

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class R4 shares
Subscriptions	5,859,246	46,016,280	14,230,828	94,160,471
Fund merger	—	—	12,529	87,188
Distributions reinvested	420,606	3,284,933	825,651	5,317,192
Redemptions	(7,465,235)	(58,808,894)	(13,890,578)	(91,611,542)

Net increase (decrease)	(1,185,383)	(9,507,681)	1,178,430	7,953,309

Class R5 shares
Subscriptions	3,325,828	26,245,191	6,085,385	40,121,831
Distributions reinvested	175,246	1,370,424	325,330	2,098,379
Redemptions	(3,839,785)	(30,330,314)	(7,930,397)	(52,380,420)

Net decrease	(338,711)	(2,714,699)	(1,519,682)	(10,160,210)

Class Z shares
Subscriptions	1,173,991	9,379,937	357	2,500
Distributions reinvested	936	7,375	—	—
Redemptions	(58,583)	(482,809)	—	—

Net increase	1,116,344	8,904,503	357	2,500

Total net decrease	(33,882,485)	(256,729,335)	(21,859,914)	(123,818,934)

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$6.94		$6.15	$7.14	$10.15	$9.12	$8.56

Income from investment operations:
Net investment income	.01		.04	.07	.07	.06	.05
Net realized and unrealized gain (loss) on investments	1.52		.83	(.59)	(2.56)	1.89	1.03

Total from investment operations	1.53		.87	(.52)	(2.49)	1.95	1.08

Less distributions to shareholders from:
Net investment income	(.04)		(.08)	(.02)	(.05)	(.05)	(.03)
Net realized gains	—		—	(.45)	(.47)	(.87)	(.49)

Total distributions to shareholders	(.04)		(.08)	(.47)	(.52)	(.92)	(.52)

Net asset value, end of period	$8.43		$6.94	$6.15	$7.14	$10.15	$9.12

Total return	22.14%		14.28%	(4.97% )	(25.62% )	22.74%	13.18%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.27%	(b)	1.20%	1.19%	1.28%	1.23%	1.33%

Net expenses after fees waived or expenses reimbursed	1.27%	(b)	1.20%	1.19%	1.28%	1.23%	1.33%

Net investment income	0.19%	(b)	0.62%	1.39%	0.74%	0.58%	0.72%

Supplemental data
Net assets, end of period (in thousands)	$1,357,144		$1,324,861	$1,351,336	$1,745,361	$2,025,926	$1,443,446

Portfolio turnover	29%		50%	42%	34%	24%	44%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$6.67		$5.90	$6.90	$9.84	$8.89	$8.38

Income from investment operations:
Net investment income (loss)	(.02)		(.01)	.03	(.01)	(.02)	—
Net realized and unrealized gain (loss) on investments	1.45		.81	(.58)	(2.46)	1.84	1.00

Total from investment operations	1.43		.80	(.55)	(2.47)	1.82	1.00

Net investment income	—		(.03)	—	—	—	—
Net realized gains	—		—	(.45)	(.47)	(.87)	(.49)

Total distributions to shareholders	—		(.03)	(.45)	(.47)	(.87)	(.49)

Net asset value, end of period	$8.10		$6.67	$5.90	$6.90	$9.84	$8.89

Total return	21.44%		13.65%	(5.88% )	(26.13% )	21.73%	12.42%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	2.02%	(b)	1.97%	1.96%	2.04%	1.99%	2.10%

Net expenses after fees waived or expenses reimbursed	2.02%	(b)	1.97%	1.96%	2.04%	1.99%	2.10%

Net investment income (loss)	(0.56%	)(b)	(0.18% )	0.62%	(0.07% )	(0.17% )	(0.06% )

Supplemental data
Net assets, end of period (in thousands)	$100,331		$92,370	$104,322	$164,380	$306,040	$296,980

Portfolio turnover	29%		50%	42%	34%	24%	44%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$6.66		$5.91	$6.90	$9.84	$8.89	$8.39

Income from investment operations:
Net investment income (loss)	(.02)		(.01)	.03	.00 (c)	(.02)	—
Net realized and unrealized gain (loss) on investments	1.46		.80	(.57)	(2.46)	1.84	.99

Total from investment operations	1.44		.79	(.54)	(2.46)	1.82	.99

Net investment income	—		(.04)	—	(.01)	—	—
Net realized gains	—		—	(.45)	(.47)	(.87)	(.49)

Total distributions to shareholders	—		(.04)	(.45)	(.48)	(.87)	(.49)

Net asset value, end of period	$8.10		$6.66	$5.91	$6.90	$9.84	$8.89

Total return	21.62%		13.49%	(5.74% )	(26.11% )	21.72%	12.29%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	2.02%	(b)	1.96%	1.95%	2.03%	1.98%	2.09%

Net expenses after fees waived or expenses reimbursed	2.02%	(b)	1.96%	1.95%	2.03%	1.98%	2.09%

Net investment income (loss)	(0.55%	)(b)	(0.13% )	0.62%	0.03%	(0.18% )	(0.04% )

Supplemental data
Net assets, end of period (in thousands)	$49,985		$45,317	$41,952	$54,137	$41,928	$26,550

Portfolio turnover	29%		50%	42%	34%	24%	44%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$7.07		$6.25	$7.26	$10.30	$9.24	$8.65

Income from investment operations:
Net investment income	.03		.07	.09	.10	.09	.08
Net realized and unrealized gain (loss) on investments	1.54		.86	(.60)	(2.58)	1.92	1.06

Total from investment operations	1.57		.93	(.51)	(2.48)	2.01	1.14

Less distributions to shareholders from:
Net investment income	(.08)		(.11)	(.05)	(.09)	(.08)	(.06)
Net realized gains	—		—	(.45)	(.47)	(.87)	(.49)

Total distributions to shareholders	(.08)		(.11)	(.50)	(.56)	(.95)	(.55)

Net asset value, end of period	$8.56		$7.07	$6.25	$7.26	$10.30	$9.24

Total return	22.30%		15.06%	(4.60% )	(25.25% )	23.18%	13.71%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.81%	(b)	0.73%	0.67%	0.85%	0.80%	0.89%

Net expenses after fees waived or expenses reimbursed	0.81%	(b)	0.73%	0.67%	0.85%	0.80%	0.89%

Net investment income	0.67%	(b)	1.05%	1.83%	1.13%	0.91%	1.16%

Supplemental data
Net assets, end of period (in thousands)	$133,401		$117,621	$44,214	$15,526	$29,272	$17,952

Portfolio turnover	29%		50%	42%	34%	24%	44%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007(d)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$6.88		$6.11	$7.12	$10.18	$9.96

Income from investment operations:
Net investment income	(.00	)(c)	.02	.05	.05	.01
Net realized and unrealized gain (loss) on investments	1.51		.82	(.58)	(2.56)	1.16

Total from investment operations	1.51		.84	(.53)	(2.51)	1.17

Less distributions to shareholders from:
Net investment income	(.03)		(.07)	(.03)	(.08)	(.08)
Net realized gains	—		—	(.45)	(.47)	(.87)

Total distributions to shareholders	(.03)		(.07)	(.48)	(.55)	(.95)

Net asset value, end of period	$8.36		$6.88	$6.11	$7.12	$10.18

Total return	21.92%		13.85%	(5.25% )	(25.87% )	13.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.51%	(b)	1.53%	1.47%	1.61%	1.67%	(b)

Net expenses after fees waived or expenses reimbursed	1.51%	(b)	1.53%	1.47%	1.61%	1.67%	(b)

Net investment income (loss)	(0.05%	)(b)	0.31%	1.07%	0.60%	0.11%	(b)

Supplemental data
Net assets, end of period (in thousands)	$20,406		$16,531	$15,827	$10,457	$287

Portfolio turnover	29%		50%	42%	34%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007(d)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$6.92		$6.14	$7.15	$10.19	$9.96

Income from investment operations:
Net investment income	.00	(c)	.04	.06	.07	.04
Net realized and unrealized gain (loss) on investments	1.51		.83	(.59)	(2.56)	1.14

Total from investment operations	1.51		.87	(.53)	(2.49)	1.18

Less distributions to shareholders from:
Net investment income	(.04)		(.09)	(.03)	(.08)	(.08)
Net realized gains	—		—	(.45)	(.47)	(.87)

Total distributions to shareholders	(.04)		(.09)	(.48)	(.55)	(.95)

Net asset value, end of period	$8.39		$6.92	$6.14	$7.15	$10.19

Total return	21.93%		14.22%	(5.07% )	(25.60% )	13.12%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.35%	(b)	1.29%	1.22%	1.36%	1.49%	(b)

Net expenses after fees waived or expenses reimbursed	1.35%	(b)	1.29%	1.22%	1.36%	1.49%	(b)

Net investment income	0.12%	(b)	0.55%	1.30%	0.85%	0.57%	(b)

Supplemental data
Net assets, end of period (in thousands)	$77,391		$67,911	$46,599	$30,952	$1,378

Portfolio turnover	29%		50%	42%	34%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$6.99		$6.19	$7.20	$10.22	$9.19	$8.62

Income from investment operations:
Net investment income	.01		.05	.08	.08	.07	.07
Net realized and unrealized gain (loss) on investments	1.53		.85	(.60)	(2.56)	1.90	1.04

Total from investment operations	1.54		.90	(.52)	(2.48)	1.97	1.11

Less distributions to shareholders from:
Net investment income	(.06)		(.10)	(.04)	(.07)	(.07)	(.05)
Net realized gains	—		—	(.45)	(.47)	(.87)	(.49)

Total distributions to shareholders	(.06)		(.10)	(.49)	(.54)	(.94)	(.54)

Net asset value, end of period	$8.47		$6.99	$6.19	$7.20	$10.22	$9.19

Total return	22.10%		14.61%	(4.91% )	(25.41% )	22.81%	13.35%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.09%	(b)	1.03%	0.97%	1.13%	1.10%	1.16%

Net expenses after fees waived or expenses reimbursed	1.09%	(b)	1.03%	0.97%	1.13%	1.10%	1.16%

Net investment income	0.38%	(b)	0.80%	1.55%	0.96%	0.68%	0.96%

Supplemental data
Net assets, end of period (in thousands)	$461,935		$389,349	$337,593	$270,774	$157,136	$45,295

Portfolio turnover	29%		50%	42%	34%	24%	44%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007(d)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$7.01		$6.20	$7.21	$10.23	$9.96

Income from investment operations:
Net investment income	.02		.07	.09	.12	.08
Net realized and unrealized gain (loss) on investments	1.54		.85	(.60)	(2.58)	1.14

Total from investment operations	1.56		.92	(.51)	(2.46)	1.22

Less distributions to shareholders from:
Net investment income	(.08)		(.11)	(.05)	(.09)	(.08)
Net realized gains	—		—	(.45)	(.47)	(.87)

Total distributions to shareholders	(.08)		(.11)	(.50)	(.56)	(.95)

Net asset value, end of period	$8.49		$7.01	$6.20	$7.21	$10.23

Total return	22.29%		14.97%	(4.65% )	(25.23% )	13.57%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.85%	(b)	0.79%	0.72%	0.84%	0.84%	(b)

Net expenses after fees waived or expenses reimbursed	0.85%	(b)	0.79%	0.72%	0.84%	0.84%	(b)

Net investment income	0.62%	(b)	1.05%	1.82%	1.46%	1.03%	(b)

Supplemental data
Net assets, end of period (in thousands)	$166,388		$139,751	$133,143	$65,029	$12

Portfolio turnover	29%		50%	42%	34%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007(e)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$7.00		$6.20	$7.19	$10.20	$9.88

Income from investment operations:
Net investment income	.01		.04	.07	.07	.05
Net realized and unrealized gain on investments	1.53		.85	(.59)	(2.56)	1.22

Total from investment operations	1.54		.89	(.52)	(2.49)	1.27

Less distributions to shareholders from:
Net investment income	(.05)		(.09)	(.02)	(.05)	(.08)
Net realized gains	—		—	(.45)	(.47)	(.87)

Total distributions to shareholders	(.05)		(.09)	(.47)	(.52)	(.95)

Net asset value, end of period	$8.49		$7.00	$6.20	$7.19	$10.20

Total return	22.06%		14.43%	(4.96% )	(25.53% )	14.14%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.24%	(b)	1.17%	1.07%	1.27%	1.23%	(b)

Net expenses after fees waived or expenses reimbursed	1.24%	(b)	1.17%	1.07%	1.27%	1.23%	(b)

Net investment income	0.23%	(b)	0.67%	1.48%	0.73%	0.66%	(b)

Supplemental data
Net assets, end of period (in thousands)	$4		$4	$3	$4	$5

Portfolio turnover	29%		50%	42%	34%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months		Year ended
	ended March 31,		September 30,
	2011		2010(f)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$7.07		$7.00

Income from investment operations:
Net investment income	.01		.00	(c)
Net realized and unrealized gain on investments	1.56		.07

Total from investment operations	1.57		.07

Less distributions to shareholders from:
Net investment income	(.08)		—

Net asset value, end of period	$8.56		$7.07

Total return	22.29%		1.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.93%	(b)	1.01%	(b)

Net expenses after fees waived or expenses reimbursed	0.93%	(b)	1.01%	(b)

Net investment income	0.28%	(b)	4.49%	(b)

Supplemental data
Net assets, end of period (in thousands)	$9,555		$3

Portfolio turnover	29%		50%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	Rounds to less than $0.01.
(d)	For the period from December 11, 2006 (when shares became available) to September 30, 2007.
(e)	For the period from December 1, 2006 (when shares became available) to September 30, 2007.
(f)	For the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
March 31, 2011 (Unaudited)

Note 1.	Organization

Columbia Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Investment Series, Inc., a Minnesota Corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the

40  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

42  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.700% to 0.475% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA)

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $305,450 for the six months ended March 31, 2011. The management fee for the six months ended March 31, 2011 was 0.71% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an increase to the management fee rate payable to the investment manager at all or most asset levels such that the rate declines from 0.76% to 0.62% as the Fund’s net assets increase and an elimination of the PIA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and the fee change will become effective on or about July 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.05% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were $4,741.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

44  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay any transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation.

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.21
Class C	0.21
Class R	0.21
Class R3	0.04
Class R4	0.03
Class R5	0.04
Class W	0.19
Class Z	0.11

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,683,000 and $274,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $308,761 for Class A, $31,750 for Class B and $935 for Class C for the six months ended March 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective December 1, 2010 to March 31, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds), would not exceed the following percentage of the class’ average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.79
Class R	1.51
Class R3	1.34
Class R4	1.09
Class R5	0.84
Class W	1.24
Class Z	1.01

Under an agreement which was effective until November 30, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and

46  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

expenses of acquired funds) will not exceed the following percentage of the class’ average daily net assets:

Class A	1.26%
Class B	2.03
Class C	2.02
Class I	0.79
Class R	1.59
Class R3	1.34
Class R4	1.09
Class R5	0.84
Class W	1.24
Class Z	1.01

For the six months ended March 31, 2011, the waiver was not invoked since the Fund’s expenses were below the cap amount.

Effective April 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until November 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed the following percentage of the class or class’ average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.84
Class R	1.51
Class R3	1.39
Class R4	1.14
Class R5	0.89
Class W	1.26
Class Z	1.01

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At March 31, 2011, the cost of investments for federal income tax purposes was approximately $2,308,654,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$573,327,000
Unrealized depreciation	$(10,089,000)

Net unrealized appreciation	$563,238,000

The following capital loss carryforward, determined as of September 30, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$34,137,314
2017	96,087,907
2018	488,027,261

Total	$618,252,482

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $640,063,940 and $883,043,653, respectively, for the six months ended March 31, 2011.

48  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Note 6.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2011, securities valued at $480,253,683 were on loan, secured by cash collateral of $491,722,714 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8.	Shareholder Concentration

At March 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class W shares.

Note 9.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

50  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Note 10.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

52  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) of Columbia Mid Cap Value Opportunity Fund (the Fund) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at all or most asset levels and eliminating the performance incentive adjustment. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Investment Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  53

Results of Meeting of Shareholders

Columbia Mid Cap Value Opportunity Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 1: To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	5,519,120,410.407	175,018,721.076	0.00	0.00
02.	Edward J. Boudreau, Jr.	5,515,563,387.175	178,575,744.308	0.00	0.00
03.	Pamela G. Carlton	5,518,733,519.579	175,405,611.903	0.00	0.00
04.	William P. Carmichael	5,513,016,443.013	181,122,688.470	0.00	0.00
05.	Patricia M. Flynn	5,519,518,852.744	174,620,278.739	0.00	0.00
06.	William A. Hawkins	5,514,037,274.572	180,101,856.911	0.00	0.00
07.	R. Glenn Hilliard	5,513,838,731.739	180,300,399.744	0.00	0.00
08.	Stephen R. Lewis, Jr.	5,513,761,366.896	180,377,764.587	0.00	0.00
09.	John F. Maher	5,517,767,450.200	176,371,681.283	0.00	0.00
10.	John J. Nagorniak	5,514,880,200.442	179,258,931.040	0.00	0.00
11.	Catherine James Paglia	5,518,721,726.947	175,417,404.535	0.00	0.00
12.	Leroy C. Richie	5,514,469,447.605	179,669,683.877	0.00	0.00
13.	Anthony M. Santomero	5,514,666,707.450	179,472,424.033	0.00	0.00
14.	Minor M. Shaw	5,514,636,986.221	179,502,145.261	0.00	0.00
15.	Alison Taunton-Rigby	5,517,048,712.195	177,090,419.287	0.00	0.00
16.	William F. Truscott	5,515,998,626.742	178,140,504.741	0.00	0.00

Proposal 2: To approve the proposed amendment to the Articles of Incorporation of RiverSource Investment Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
5,383,927,685.941	155,154,056.073	154,918,963.943	138,336.845

Proposal 3: To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,194,610,796.259	31,319,071.875	33,331,135.836	134,172,016.730

54  COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Proposal 4: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,031,252,839.666	196,075,283.625	31,932,881.060	134,172,016.350

*	All dollars of RiverSource Investment Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  55

Columbia Mid Cap Value Opportunity Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6252 L (5/11)

Semiannual Report

Columbia
Strategic Allocation Fund

Semiannual Report for the Period Ended
March 31, 2011

Columbia Strategic Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	12

Statement of Assets and Liabilities	50

Statement of Operations	52

Statement of Changes in Net Assets	54

Financial Highlights	56

Notes to Financial Statements	63

Proxy Voting	86

Approval of Investment Management Services Agreement	86

Results of Meeting of Shareholders	87

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Strategic Allocation Fund (the Fund) Class A shares gained 9.93% (excluding sales charge) for the six months ended March 31, 2011.

>	The Fund underperformed the 17.31% increase of the broad-based S&P 500 Index (S&P 500), an unmanaged index of large company stocks.

>	The Fund outperformed the Blended Index, which is composed of 45% S&P 500 Index, 15% Morgan Stanley Capital International (MSCI) EAFE Index and 40% Barclays Capital U.S. Aggregate Bond Index (Barclays Index), gained 8.80% during the same time period.

>	The Fund also outperformed the 0.88% decrease of the Barclays Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

>	The Fund underperformed the MSCI EAFE Index, an unmanaged index representing non-North American Securities, which gained 10.33% for the six-month period end.

>	The Fund also underperformed the Lipper Flexible Portfolio Funds Index, representing the Fund’s peer group, which rose 12.26%.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Strategic Allocation Fund Class A (excluding sales charge)	+9.93%	+10.32%	+1.53%	+2.18%	+4.37%

S&P 500 Index(1) (unmanaged)	+17.31%	+15.65%	+2.35%	+2.62%	+3.29%

Blended Index(2) (unmanaged)	+8.80%	+11.16%	+3.43%	+4.31%	+4.98%

Barclays Capital U.S. Aggregate Bond Index(3) (unmanaged)	-0.88%	+5.12%	+5.30%	+6.03%	+5.56%

MSCI EAFE Index(4) (unmanaged)	+10.33%	+10.90%	-2.53%	+1.78%	+5.83%

Lipper Flexible Portfolio Funds Index(5) (unmanaged)	+12.26%	+13.69%	+4.03%	+4.79%	+5.01%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Blended Index consists of 45% S&P 500 Index, 40% Barclays Capital U.S. Aggregate Bond Index and 15% MSCI EAFE Index. The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.
(3)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(4)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(5)	The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 1/23/85)	+9.93%	+10.32%	+1.53%	+2.18%	+4.37%	N/A

Class B (inception 3/20/95)	+9.61%	+9.53%	+0.78%	+1.42%	+3.58%	N/A

Class C (inception 6/26/00)	+9.55%	+9.51%	+0.75%	+1.42%	+3.58%	N/A

Class I (inception 12/11/06)	+10.18%	+10.82%	+1.96%	N/A	N/A	+0.99%

Class R (inception 12/11/06)	+9.81%	+10.00%	+1.26%	N/A	N/A	+0.32%

Class R4 (inception 3/20/95)	+9.97%	+10.51%	+1.70%	+2.36%	+4.56%	N/A

Class Z (inception 9/27/10)	+10.02%	N/A	N/A	N/A	N/A	+10.39%

With sales charge
Class A (inception 1/23/85)	+3.61%	+3.98%	-0.45%	+0.98%	+3.75%	N/A

Class B (inception 3/20/95)	+4.61%	+4.53%	-0.16%	+1.08%	+3.58%	N/A

Class C (inception 6/26/00)	+8.55%	+8.51%	+0.75%	+1.42%	+3.58%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4 and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at March 31, 2011)

Stocks	55.5%

Consumer Discretionary	6.4

Consumer Staples	4.4

Energy	6.2

Financials	10.1

Health Care	5.5

Industrials	6.7

Information Technology	8.4

Materials	3.7

Telecommunication Services	1.9

Utilities	2.2

Preferred Stocks	0.3

Consumer Staples	0.2

Energy	0.1

Convertible Preferred Stocks	0.8

Consumer Discretionary	0.1

Consumer Staples	0.0	*

Energy	0.1

Financials	0.4

Health Care	0.0	*

Industrials	0.1

Materials	0.0	*

Utilities	0.1

Exchange Traded Funds	0.2

Bonds	36.1

Corporate Bonds & Notes	22.0

Convertible Bonds	2.5

Residential Mortgage-Backed Securities — Agency	5.2

Residential Mortgage-Backed Securities — Non-Agency	0.1

Commercial Mortgage-Backed Securities	0.6

Asset-Backed Securities	0.0	*

Inflation-Indexed Bonds	2.1

U.S. Treasury Obligations	0.9

U.S. Government & Agency Obligations	0.4

Foreign Government Obligations	2.3

Other(2)	7.1

*	Rounds to less than 0.1%.

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

6  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2011)

Apple, Inc.	1.1%

Chevron Corp.	1.0

General Electric Co.	0.9

Federal National Mortgage Association 6.000% 2041	0.9

Microsoft Corp.	0.8

JPMorgan Chase & Co.	0.8

Philip Morris International, Inc.	0.8

IBM Corp.	0.7

Johnson & Johnson	0.7

Verizon Communications, Inc.	0.7

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Oct. 1, 2010	March 31, 2011	the period(a)	the period(b)
Class A

Actual(c)	$1,000	$1,099.30	$5.91	$5.97

Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.69	$5.74

Class B

Actual(c)	$1,000	$1,096.10	$9.82	$9.88

Hypothetical (5% return before expenses)	$1,000	$1,015.56	$9.45	$9.50

Class C

Actual(c)	$1,000	$1,095.50	$9.82	$9.87

Hypothetical (5% return before expenses)	$1,000	$1,015.56	$9.45	$9.50

Class I

Actual(c)	$1,000	$1,101.80	$3.56	$3.62

Hypothetical (5% return before expenses)	$1,000	$1,021.54	$3.43	$3.48

Class R

Actual(c)	$1,000	$1,098.10	$7.17	$7.22

Hypothetical (5% return before expenses)	$1,000	$1,018.10	$6.89	$6.94

Class R4

Actual(c)	$1,000	$1,099.70	$5.34	$5.39

Hypothetical (5% return before expenses)	$1,000	$1,019.85	$5.14	$5.19

Class Z

Actual(c)	$1,000	$1,100.20	$4.24	$4.29

Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.08	$4.13

10  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	fees and	acquired fund fees
	expense ratio	expenses	and expenses
Class A	1.13%	.01%	1.14%

Class B	1.88%	.01%	1.89%

Class C	1.88%	.01%	1.89%

Class I	.68%	.01%	.69%

Class R	1.37%	.01%	1.38%

Class R4	1.02%	.01%	1.03%

Class Z	.81%	.01%	.82%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c)	Based on the actual return for the six months ended March 31, 2011: +9.93% for Class A, +9.61% for Class B, +9.55% for Class C, +10.18% for Class I, +9.81% for Class R, +9.97% for Class R4 and +10.02% for Class Z.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments
Columbia Strategic Allocation Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (57.0%)

CONSUMER DISCRETIONARY (6.6%)

Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.(a)	6,400	$80,576
Autoliv, Inc.(b)	11,580	859,583
Cooper Tire & Rubber Co.	1,220	31,415
Dana Holding Corp.(a)	7,600	132,164
Exedy Corp.(c)	11,100	333,714
Exide Technologies(a)	4,900	54,782
Fuel Systems Solutions, Inc.(a)(b)	500	15,090
Hankook Tire Co., Ltd.(c)	6,011	196,098
Hyundai Mobis(c)	1,095	326,474
Lear Corp.	20,200	987,174
NHK Spring Co., Ltd.(b)(c)	68,000	673,746
Nokian Renkaat OYJ(c)	2,133	90,777
Superior Industries International, Inc.	9,800	251,272
TRW Automotive Holdings Corp.(a)(b)	19,575	1,078,191
Tenneco, Inc.(a)	6,978	296,216

Total		5,407,272

Automobiles (0.2%)
Hyundai Motor Co.(c)	1,161	214,569
Nissan Motor Co., Ltd.(c)	162,600	1,444,380

Total		1,658,949

Distributors (—%)
Li & Fung Ltd.(c)	34,000	173,876

Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A(a)	98,500	4,108,435
Bridgepoint Education, Inc.(a)(b)	24,100	412,110
CPI Corp.(b)	11,300	254,363
ITT Educational Services, Inc.(a)(b)	11,200	808,080
Lincoln Educational Services Corp.(b)	10,300	163,667
Pre-Paid Legal Services, Inc.(a)	6,925	457,050
Sotheby’s	7,450	391,870

Total		6,595,575

Hotels, Restaurants & Leisure (0.1%)
Ctrip.com International Ltd., ADR(a)(c)	3,820	158,492
Multimedia Games Holdings Co., Inc.(a)	22,800	130,644
OPAP SA(c)	21,825	467,358
Ruby Tuesday, Inc.(a)(b)	4,200	55,062

Total		811,556

Household Durables (0.5%)
Arnest One Corp.(c)	77,800	776,910
Forbo Holding AG(b)(c)	1,303	978,846
Foster Electric Co, Ltd.(b)(c)	42,300	965,928
Garmin Ltd.(b)(c)	26,821	908,159
LG Electronics, Inc.(c)	1,790	171,162
MRV Engenharia e Participacoes SA(c)	9,308	74,457
SEB SA(c)	11,069	1,090,559

Total		4,966,021

Internet & Catalog Retail (0.1%)
Dena Co., Ltd.(c)	16,069	581,543
GS Home Shopping, Inc.(c)	820	102,087

Total		683,630

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.(a)	27,000	419,850
Giant Manufacturing Co., Ltd.(c)	49,000	199,014
JAKKS Pacific, Inc.(a)(b)	16,999	328,931
Polaris Industries, Inc.	5,863	510,198
Sturm Ruger & Co., Inc.(b)	26,500	608,705

Total		2,066,698

Media (1.1%)
Comcast Corp., Class A	138,100	3,413,832
DIRECTV, Class A(a)	81,000	3,790,800
DISH Network Corp., Class A(a)	35,741	870,651
EW Scripps Co., Class A(a)	10,100	99,990
Naspers Ltd., Series N(c)	3,420	184,017
Sinclair Broadcast Group, Inc., Class A	31,900	400,026
Time Warner Cable, Inc.	34,400	2,454,096

Total		11,213,412

Multiline Retail (0.3%)
Clicks Group Ltd.(c)	39,850	250,704
Dillard’s, Inc., Class A(b)	15,307	614,117
Dollar Tree, Inc.(a)	18,000	999,360
Family Dollar Stores, Inc.	14,333	735,570
Golden Eagle Retail Group Ltd.(c)	56,670	122,178
Macy’s, Inc.	4,000	97,040
Retail Ventures, Inc.(a)	10,000	172,500

Total		2,991,469

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONT.)
Specialty Retail (2.2%)
ANN, Inc.(a)(b)	5,380	$156,612
Aaron’s, Inc.	31,700	803,912
Ace Hardware Indonesia Tbk PT(c)	587,500	172,050
Advance Auto Parts, Inc.(b)	14,700	964,614
Aeropostale, Inc.(a)	31,800	773,376
AutoZone, Inc.(a)	15,000	4,103,400
Belle International Holdings Ltd.(b)(c)	162,000	297,133
Buckle, Inc. (The)	4,100	165,640
Casual Male Retail Group, Inc.(a)	9,000	44,190
Cato Corp. (The), Class A(b)	14,196	347,802
Childrens Place Retail Stores, Inc. (The)(a)	2,854	142,215
DSW, Inc., Class A(a)(b)	126	5,035
Destination Maternity Corp.	17,400	401,418
EDION Corp.(b)(c)	60,400	514,081
Finish Line, Inc., Class A (The)(b)	26,202	520,110
Game Group PLC(c)	602,861	546,416
GameStop Corp., Class A(a)(b)	13,853	311,969
Gap, Inc. (The)(b)	9,900	224,334
Home Product Center PCL(c)	552,868	167,380
Limited Brands, Inc.	156,702	5,152,362
Mr Price Group Ltd.(c)	9,490	85,922
Pier 1 Imports, Inc.(a)(b)	9,300	94,395
Rent-A-Center, Inc.(b)	21,196	739,952
Ross Stores, Inc.	53,600	3,812,032
Sally Beauty Holdings, Inc.(a)	34,300	480,543
Stage Stores, Inc.	16,100	309,442
TJX Companies, Inc.	17,786	884,498
USS Co., Ltd.(c)	13,960	1,086,534

Total		23,307,367

Textiles, Apparel & Luxury Goods (0.8%)
Adidas AG(c)	18,509	1,166,096
China Lilang Ltd.(c)	139,140	183,990
Coach, Inc.	58,069	3,021,911
Deckers Outdoor Corp.(a)	8,448	727,795
LG Fashon Corp.(c)	32,570	878,673
Polo Ralph Lauren Corp.	4,000	494,600
Timberland Co. (The), Class A(a)(b)	12,400	511,996
Titan Industries Ltd.(c)	2,310	197,578
Trinity Ltd.(c)	172,844	160,548
Warnaco Group, Inc. (The)(a)	1,218	69,657
Youngone Corp.(c)	74,170	703,240

Total		8,116,084

TOTAL CONSUMER DISCRECTIONARY		67,991,909

CONSUMER STAPLES (4.5%)

Beverages (0.3%)
Boston Beer Co., Inc., Class A(a)	4,600	426,052
Carlsberg A/S, Series B(c)	12,826	1,381,040
Cia de Bebidas das Americas, ADR(c)	5,800	164,198
Cott Corp.(a)(b)(c)	92,692	778,613

Total		2,749,903

Food & Staples Retailing (1.2%)
CP ALL PCL(c)	122,620	162,307
Drogasil SA(c)	30,620	241,749
Eurocash SA(c)	11,035	121,208
George Weston Ltd.(c)	10,909	743,320
Grupo Comercial Chedrual SA de CV(b)(c)	41,300	133,333
Ingles Markets, Inc., Class A(b)	2,400	47,544
Koninklijke Ahold NV(c)	91,008	1,221,149
Kroger Co. (The)	3,800	91,086
President Chain Store Corp.(c)	50,819	225,601
Seven & I Holdings Co., Ltd.(c)	46,233	1,177,719
Spartan Stores, Inc.	8,500	125,715
Wal-Mart Stores, Inc.	123,350	6,420,367
Walgreen Co.	31,000	1,244,340
X5 Retail Group NV, GDR(a)(c)(d)	2,990	126,029

Total		12,081,467

Food Products (1.3%)
Balrampur Chini Mills Ltd.(a)(c)	295,595	464,607
Cal-Maine Foods, Inc.(b)	7,309	215,615
Campbell Soup Co.(b)	6,200	205,282
Charoen Pokphand Foods PCL(c)	175,030	149,015
Hershey Co. (The)(b)	100,129	5,442,011
Hormel Foods Corp.(b)	31,200	868,608
Lancaster Colony Corp.(b)	7,500	454,500
Marine Harvest ASA(b)(c)	1,156,291	1,436,412
Nestlé SA(c)	22,962	1,316,221
Nippon Indosari Corpindo Tbk PT(a)(c)	363,500	117,713
Parmalat SpA(b)(c)	384,169	1,287,066
Smithfield Foods, Inc.(a)	300	7,218
Tyson Foods, Inc., Class A	46,900	900,011
Want Want China Holdings Ltd.(c)	125,000	98,225

Total		12,962,504

Household Products (0.3%)
Kimberly-Clark Corp.	46,200	3,015,474
LG Household & Health Care Ltd.(c)	365	136,923
McBride PLC(c)	169,702	387,255
Oil-Dri Corp. of America	1,800	38,340

Total		3,577,992

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONT.)
Personal Products (0.2%)
Dabur India Ltd.(c)	82,090	$176,843
Estee Lauder Companies, Inc. (The), Class A	7,900	761,244
Herbalife Ltd.(c)	12,700	1,033,272
Nu Skin Enterprises, Inc., Class A	15,288	439,530
Revlon, Inc., Class A(a)	6,200	98,394

Total		2,509,283

Tobacco (1.2%)
Altria Group, Inc.	100,897	2,626,349
Gudang Garam Tbk PT(c)	50,800	243,985
ITC Ltd.(c)	43,850	179,046
Lorillard, Inc.(b)	19,800	1,881,198
Philip Morris International, Inc.	116,443	7,642,154
Universal Corp.(b)	1,000	43,540

Total		12,616,272

TOTAL CONSUMER STAPLES		46,497,421

ENERGY (6.3%)

Energy Equipment & Services (1.2%)
Core Laboratories NV(b)(c)	6,959	711,001
Diamond Offshore Drilling, Inc.(b)	5,900	458,430
Eurasia Drilling Co., Ltd., GDR(c)(d)	4,330	147,220
Gulf Island Fabrication, Inc.	11,000	353,870
National Oilwell Varco, Inc.	56,029	4,441,419
Noble Corp.(c)	42,321	1,930,684
Oceaneering International, Inc.(a)	5,300	474,085
PHI, Inc.(a)	23,200	513,184
Patterson-UTI Energy, Inc.	29,500	867,005
Pioneer Drilling Co.(a)	8,000	110,400
RPC, Inc.(b)	16,800	425,376
Shinko Plantech Co., Ltd.(c)	97,500	1,126,316
Tecnicas Reunidas SA(c)	10,186	612,358

Total		12,171,348

Oil, Gas & Consumable Fuels (5.1%)
Alpha Natural Resources, Inc.(a)(b)	19,100	1,133,967
Apache Corp.	44,356	5,807,087
Arch Coal, Inc.	18,500	666,740
Australian Worldwide Exploration Ltd.(a)(c)	555,324	997,968
BP PLC(c)	210,916	1,536,115
Banpu PCL(c)	3,780	95,241
CNOOC Ltd.(c)	139,000	351,256
Chevron Corp.(e)	89,794	9,646,569
China Shenhua Energy Co., Ltd., Series H(c)	75,500	355,361
Cimarex Energy Co.	3,931	453,008
Cloud Peak Energy, Inc.(a)	22,300	481,457
ConocoPhillips	78,751	6,289,055
Devon Energy Corp.	7,000	642,390
Exxon Mobil Corp.	65,475	5,508,412
Gazprom OAO, ADR(c)	21,760	704,371
International Coal Group, Inc.(a)(b)	63,900	722,070
James River Coal Co.(a)(b)	22,100	534,157
Japan Petroleum Exploration Co.(c)	21,600	1,079,884
LUKOIL OAO, ADR(c)	6,115	438,140
OGX Petroleo e Gas Participacoes SA(a)(c)	27,560	330,352
Peabody Energy Corp.	21,400	1,539,944
Petroleo Brasileiro SA, ADR(c)	3,700	131,498
Petroleum Development Corp.(a)(b)	5,942	285,275
Petrominerales Ltd.(b)(c)	2,100	79,581
QEP Resources, Inc.	7,442	301,699
Reliance Industries Ltd.(c)	14,879	350,371
Rosneft Oil Co., GDR(c)	140,194	1,280,672
Royal Dutch Shell PLC, Series B(c)	41,966	1,521,473
SK Innovation Co., Ltd.(c)	528	101,492
Sasol Ltd.(c)	3,060	177,082
Stone Energy Corp.(a)(b)	5,125	171,021
Sunoco, Inc.	12,200	556,198
Tambang Batubara Bukit Asam Tbk PT(c)	78,000	187,884
Tesoro Corp.(a)	30,900	829,047
Total SA(c)	24,062	1,464,793
Valero Energy Corp.	98,700	2,943,234
VAALCO Energy, Inc.(a)(b)	41,800	324,368
W&T Offshore, Inc.(b)	24,200	551,518
Western Refining, Inc.(a)(b)	29,900	506,805
Whiting Petroleum Corp.(a)	3,614	265,448
World Fuel Services Corp.(b)	18,639	756,930
Yanzhou Coal Mining Co., Ltd., Series H(b)(c)	366,980	1,330,578

Total		53,430,511

TOTAL ENERGY		65,601,859

FINANCIALS (10.4%)

Capital Markets (1.5%)
American Capital Ltd.(a)	47,000	465,300
Arlington Asset Investment Corp.(b)	13,500	410,940
Credit Suisse Group AG(c)	25,003	1,062,457
Franklin Resources, Inc.	35,593	4,451,973
GAMCO Investors, Inc., Class A	1,400	64,904
Gladstone Investment Corp.(b)	40,300	312,728
ICAP PLC(c)	99,473	842,553

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONT.)

Capital Markets (cont.)
Intermediate Capital Group PLC(c)	190,059	$995,474
Internet Capital Group, Inc.(a)(b)	19,700	279,740
MCG Capital Corp.(b)	55,900	363,350
NGP Capital Resources Co.	20,800	200,512
T Rowe Price Group, Inc.(b)	59,893	3,978,093
TICC Capital Corp.	38,700	420,669
Tokai Tokyo Financial Holdings, Inc.(c)	105,821	361,432
Waddell & Reed Financial, Inc., Class A	25,000	1,015,250

Total		15,225,375

Commercial Banks (2.3%)
1st Source Corp.	3,600	72,144
Australia & New Zealand Banking Group Ltd.(c)	77,265	1,901,890
BNP Paribas(c)	21,070	1,541,095
Banco Bilbao Vizcaya Argentaria SA(c)	101,946	1,236,875
Banco Bradesco SA, ADR(c)	12,260	254,395
Banco Latinoamericano de Exportaciones SA, Series E(c)	27,100	473,166
Banco Santander Chile, ADR(b)(c)	1,566	135,850
Banco Santander SA(c)	166,762	1,936,056
Bangkok Bank PCL(c)	63,790	365,551
Bank Central Asia Tbk PT(c)	217,780	173,545
Bank Tabungan Pensiunan Nasional Tbk PT(a)(c)	197,500	56,659
Bank of China Ltd., Series H(b)(c)	1,906,980	1,060,447
CIMB Group Holdings Bhd(c)	86,030	232,757
Century Bancorp, Inc., Class A(b)	700	18,739
China Construction Bank Corp., Series H(c)	430,000	402,560
Credicorp Ltd.(c)	2,240	235,043
Enterprise Financial Services Corp.	23,500	330,645
Fifth Third Bancorp	110,438	1,532,879
HDFC Bank Ltd., ADR(b)(c)	1,890	321,187
HSBC Holdings PLC(c)	123,618	1,271,154
Huntington Bancshares, Inc.	40,900	271,576
ICICI Bank Ltd., ADR(c)	7,537	375,569
Indian Bank(c)	79,415	414,593
Industrial & Commercial Bank of China, Series H(c)	758,900	629,181
International Bancshares Corp.(b)	25,400	465,836
Itaú Unibanco Holding SA, ADR(c)	36,600	880,230
Kasikornbank(c)	63,280	274,924
KeyCorp	277,583	2,464,937
MainSource Financial Group, Inc.(b)	12,800	128,128
Metropolitan Bank & Trust(a)(c)	94,088	139,324
MidWestOne Financial Group, Inc.(b)	18,400	273,056
Punjab National Bank Ltd.(c)	7,500	215,271
Republic Bancorp, Inc., Class A(b)	21,800	424,664
S&T Bancorp, Inc.	6,500	140,205
Sumitomo Mitsui Financial Group, Inc.(c)	52,400	1,625,726
Svenska Handelsbanken AB, Series A(b)(c)	31,767	1,041,805
Turkiye Garanti Bankasi AS(c)	54,033	252,659
Turkiye Halk Bankasi AS(c)	22,800	176,458
Virginia Commerce Bancorp, Inc.(a)(b)	63,800	366,212
West Bancorporation, Inc.(b)	3,600	28,728
Wilshire Bancorp, Inc.(a)(b)	7,300	35,770

Total		24,177,489

Consumer Finance (1.0%)
Capital One Financial Corp.	55,000	2,857,800
Credit Acceptance Corp.(a)	6,400	454,144
Discover Financial Services	282,522	6,814,431
Dollar Financial Corp.(a)(b)	13,550	281,162
Nelnet, Inc., Class A	18,300	399,489
Shriram Transport Finance Co., Ltd.(c)	7,200	128,435

Total		10,935,461

Diversified Financial Services (1.2%)
AMMB Holdings Bhd(c)	122,100	261,476
BM&FBovespa SA(c)	29,887	216,924
Citigroup, Inc.(a)	413,554	1,827,909
Fubon Financial Holding Co., Ltd.(c)	162,000	214,846
ING Groep NV-CVA(a)(c)	110,846	1,402,979
JPMorgan Chase & Co.	172,400	7,947,640
NASDAQ OMX Group, Inc. (The)(a)	27,500	710,600

Total		12,582,374

Insurance (2.5%)
Aflac, Inc.	35,605	1,879,232
Allianz SE(c)	7,071	992,381
American Equity Investment Life Holding Co.(b)	38,700	507,744
Axis Capital Holdings Ltd.(c)	26,518	926,008
Brown & Brown, Inc.(b)	38,700	998,460
CNO Financial Group, Inc.(a)	43,349	325,551
China Life Insurance Co., Ltd., Series H(c)	54,000	201,800
Delphi Financial Group, Inc., Class A	17,100	525,141
FBL Financial Group, Inc., Class A(b)	14,900	457,728

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONT.)

Insurance (cont.)
Hartford Financial Services Group, Inc.	176,398	$4,750,398
Horace Mann Educators Corp.	18,141	304,769
Legal & General Group PLC(c)	476,022	879,706
Lincoln National Corp.	58,600	1,760,344
Meadowbrook Insurance Group, Inc.(b)	43,202	447,141
Principal Financial Group, Inc.(b)	10,600	340,366
Protective Life Corp.	34,314	911,037
Prudential Financial, Inc.	75,507	4,649,721
Reinsurance Group of America, Inc.	17,000	1,067,260
Sampo OYJ, Series A(c)	48,308	1,541,081
Torchmark Corp.	100	6,648
Transatlantic Holdings, Inc.	8,800	428,296
Zurich Financial Services AG(a)(c)	5,963	1,669,121

Total		25,569,933

Real Estate Investment Trusts (REITs) (1.4%)
American Capital Agency Corp.	17,731	516,681
Annaly Capital Management, Inc.(b)	16,200	282,690
Anworth Mortgage Asset Corp.	9,200	65,228
Apartment Investment & Management Co., Class A	31,567	804,012
Ashford Hospitality Trust, Inc.	20,000	220,400
BGP Holdings PLC(c)(f)(g)	581,000	1
CBL & Associates Properties, Inc.(b)	36,700	639,314
Capstead Mortgage Corp.	6,518	83,300
Colonial Properties Trust	26,600	512,050
Equity Lifestyle Properties, Inc.	7,800	449,670
Equity Residential(b)	16,800	947,688
Glimcher Realty Trust	27,700	256,225
Highwoods Properties, Inc.(b)	15,200	532,152
Home Properties, Inc.(b)	700	41,265
Hospitality Properties Trust	11,700	270,855
Japan Retail Fund Investment Corp.(c)	614	962,774
Kimco Realty Corp.(b)	47,200	865,648
Lexington Realty Trust(b)	38,100	356,235
MFA Financial, Inc.	65,485	536,977
Mid-America Apartment Communities, Inc.	3,500	224,700
Nationwide Health Properties, Inc.	4,500	191,385
One Liberty Properties, Inc.	1,900	28,652
PS Business Parks, Inc.	600	34,764
Rayonier, Inc.	13,500	841,185
Resource Capital Corp.(b)	44,700	294,573
Simon Property Group, Inc.	31,876	3,415,832
Sun Communities, Inc.(b)	13,100	467,015
Two Harbors Investment Corp.	35,300	369,591
U-Store-It Trust	11,800	124,136

Total		14,334,998

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A(a)	9,309	248,550
China Overseas Land & Investment Ltd.(b)(c)	58,000	117,907
China Vanke Co., Ltd. Series B(c)(g)	113,396	148,696
Forest City Enterprises, Inc., Class A(a)(b)	44,400	836,052
Hongkong Land Holdings Ltd.(c)	163,000	1,141,666
Huaku Development Co., Ltd.(c)	503,377	1,409,456
KWG Property Holding Ltd.(c)	104,500	84,406
SM Prime Holdings, Inc.(c)	319,920	82,571
Swire Pacific Ltd., Series A(c)	48,000	703,020

Total		4,772,324

Thrifts & Mortgage Finance (—%)
Flushing Financial Corp.	6,900	102,810

TOTAL FINANCIALS		107,700,764

HEALTH CARE (5.7%)

Biotechnology (0.9%)
Amgen, Inc.(a)	17,984	961,245
Biogen Idec, Inc.(a)	63,000	4,623,570
Cephalon, Inc.(a)(b)	15,702	1,189,898
Gilead Sciences, Inc.(a)	65,200	2,767,088
Nabi Biopharmaceuticals(a)(b)	8,400	48,804

Total		9,590,605

Health Care Equipment & Supplies (0.3%)
CR Bard, Inc.	11,300	1,122,203
Cyberonics, Inc.(a)	15,700	499,417
Hartalega Holdings Bhd(c)	47,800	86,006
Invacare Corp.(b)	9,800	304,976
Masimo Corp.	15,900	526,290
Sirona Dental Systems, Inc.(a)	1,700	85,272
St. Shine Optical Co., Ltd.(c)	17,000	209,054
Varian Medical Systems, Inc.(a)	9,600	649,344

Total		3,482,562

Health Care Providers & Services (1.7%)
AMERIGROUP Corp.(a)(b)	12,351	793,552
Air Methods Corp.(a)	8,000	538,000
Amil Participacoes SA(c)	11,320	131,529
Chemed Corp.	8,300	552,863
Corvel Corp.(a)(b)	9,100	483,938
Ensign Group, Inc. (The)	15,000	478,950

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONT.)

Health Care Providers & Services (cont.)
Fleury SA(c)	8,220	$120,834
Healthspring, Inc.(a)	18,285	683,310
Humana, Inc.(a)	18,300	1,279,902
Laboratory Corp. of America Holdings(a)(b)	12,000	1,105,560
Life Healthcare Group Holdings Ltd.(c)	51,370	120,661
Magellan Health Services, Inc.(a)(b)	10,278	504,444
Medco Health Solutions, Inc.(a)	2,900	162,864
Metropolitan Health Networks, Inc.(a)	14,100	66,693
Miraca Holdings, Inc.(c)	33,200	1,270,695
National Healthcare Corp.(b)	1,400	65,086
National Research Corp.(b)	4,691	159,213
Odontoprev SA(c)	10,190	166,021
PSS World Medical, Inc.(a)(b)	22,200	602,730
Providence Service Corp. (The)(a)(b)	15,400	230,692
Quest Diagnostics, Inc.	15,500	894,660
Sunrise Senior Living, Inc.(a)(b)	10,500	125,265
U.S. Physical Therapy, Inc.(b)	10,500	234,570
UnitedHealth Group, Inc.	135,390	6,119,628
Universal American Corp.	5,575	127,723

Total		17,019,383

Health Care Technology (0.1%)
Computer Programs & Systems, Inc.	9,100	584,948
MedQuist, Inc.	4,300	44,204
Quality Systems, Inc.	1,500	125,010
Transcend Services, Inc.(a)	2,400	57,600

Total		811,762

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.(a)	9,500	425,410
Bruker Corp.(a)	4,300	89,655
Dionex Corp.(a)	1,600	188,880

Total		703,945

Pharmaceuticals (2.6%)
AstraZeneca PLC, ADR(b)(c)	27,272	1,257,785
AstraZeneca PLC(c)	8,550	392,686
Eli Lilly & Co.	149,115	5,244,375
Endo Pharmaceuticals Holdings, Inc.(a)	23,990	915,458
Forest Laboratories, Inc.(a)	126,900	4,098,870
GlaxoSmithKline PLC(c)	54,750	1,044,737
Johnson & Johnson	124,674	7,386,934
Kalbe Farma Tbk PT(c)	441,500	172,197
Novartis AG(b)(c)	13,303	721,563
Par Pharmaceutical Companies, Inc.(a)(b)	12,790	397,513
Questcor Pharmaceuticals, Inc.(a)	28,968	417,429
Roche Holding AG(c)	12,336	1,762,094
Sanofi-Aventis SA(c)	20,754	1,455,186
Santen Pharmaceutical Co., Ltd.(c)	18,907	755,140
Viropharma, Inc.(a)(b)	19,156	381,204
Warner Chilcott PLC, Class A(c)	37,700	877,656

Total		27,280,827

TOTAL HEALTH CARE		58,889,084

INDUSTRIALS (6.9%)

Aerospace & Defense (1.7%)
BAE Systems PLC(c)	225,595	1,175,811
Ceradyne, Inc.(a)	8,029	361,947
Cubic Corp.	9,900	569,250
General Dynamics Corp.	35,400	2,710,224
Huntington Ingalls Industries, Inc.(a)	5,783	240,008
L-3 Communications Holdings, Inc.(b)	4,100	321,071
Lockheed Martin Corp.	13,026	1,047,291
MTU Aero Engines Holding AG(c)	13,095	888,011
National Presto Industries, Inc.(b)	3,053	344,012
Northrop Grumman Corp.(b)	34,700	2,176,037
Raytheon Co.	51,636	2,626,723
Rockwell Collins, Inc.	5,600	363,048
United Technologies Corp.	62,549	5,294,773

Total		18,118,206

Air Freight & Logistics (—%)
United Parcel Service, Inc., Class B	6,500	483,080

Airlines (0.2%)
Alaska Air Group, Inc.(a)	1,511	95,828
Copa Holdings SA, Class A(c)	3,140	165,792
Hawaiian Holdings, Inc.(a)	15,761	94,723
Turk Hava Yollari(a)(c)	145,549	405,337
United Continental Holdings, Inc.(a)(b)	35,500	816,145

Total		1,577,825

Building Products (0.1%)
AAON, Inc.(b)	16,300	536,270

Commercial Services & Supplies (0.8%)
Aeon Delight Co., Ltd.(c)	43,800	732,583
Avery Dennison Corp.	22,100	927,316
Brink’s Co. (The)	17,600	582,736
Courier Corp.(b)	17,800	248,488
Deluxe Corp.	22,400	594,496
G&K Services, Inc., Class A	9,300	309,225

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONT.)

Commercial Services & Supplies (cont.)
Pitney Bowes, Inc.(b)	108,300	$2,782,227
RR Donnelley & Sons Co.	46,100	872,212
Rollins, Inc.	23,600	479,080
United Stationers, Inc.	7,000	497,350

Total		8,025,713

Construction & Engineering (0.3%)
CTCI Corp.(c)	662,000	754,305
China Communications Construction Co Ltd., Series H(c)	171,560	163,513
Great Lakes Dredge & Dock Corp.	47,600	363,188
KBR, Inc.	31,059	1,173,098
Maire Tecnimont SpA(b)(c)	152,940	629,432

Total		3,083,536

Electrical Equipment (0.5%)
Brady Corp., Class A	16,000	571,040
Emerson Electric Co.	15,481	904,555
Franklin Electric Co., Inc.(b)	10,200	471,240
LS Corp.(c)	1,470	147,290
Mitsubishi Electric Corp.(c)	122,000	1,435,766
Schneider Electric SA(c)	8,896	1,520,453
Vicor Corp.(b)	5,400	89,046
Zhuzhou CSR Times Electric Co., Ltd., Series H(c)	60,000	227,894

Total		5,367,284

Industrial Conglomerates (1.2%)
DCC PLC(c)	31,736	1,010,616
General Electric Co.	426,729	8,555,917
Raven Industies, Inc.(b)	7,300	448,366
Seaboard Corp.(b)	235	567,055
Tredegar Corp.	21,200	457,496
Tyco International Ltd.(c)	22,470	1,005,982

Total		12,045,432

Machinery (0.8%)
Clarcor, Inc.	13,000	584,090
Cummins, Inc.	3,826	419,406
Eaton Corp.	26,400	1,463,616
Gorman-Rupp Co.	6,900	271,791
Joy Global, Inc.	12,855	1,270,203
Nordson Corp.	6,100	701,866
Parker Hannifin Corp.	14,500	1,372,860
Sany Heavy Equipment International Holdings Co., Ltd.(c)	118,000	194,025
Scania AB, Series B(c)	44,204	1,024,580
Tennant Co.(b)	1,200	50,448
Timken Co.	17,900	936,170

Total		8,289,055

Professional Services (0.6%)
Atkins WS PLC(c)	85,327	959,539
Dun & Bradstreet Corp.(b)	66,800	5,360,032

Total		6,319,571

Road & Rail (0.2%)
Amerco, Inc.(a)	5,200	504,400
Globaltrans Investment PLC, GDR(c)(d)	13,780	253,414
Heartland Express, Inc.(b)	17,300	303,788
Julio Simoes Logistica SA(a)(c)	20,140	122,001
Localiza Rent a Car SA(c)	19,690	313,805
Werner Enterprises, Inc.(b)	21,000	555,870

Total		2,053,278

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.(b)	14,900	495,574
Barloworld Ltd.(c)	19,340	213,555
ITOCHU Corp.(c)	94,300	986,837
Kloeckner & Co. SE(a)(c)	24,350	811,647
Mills Estruturas e Servicos de Engenharia SA(c)	11,400	124,987
Mitsui & Co., Ltd.(b)(c)	58,900	1,054,538
United Rentals, Inc.(a)(b)	20,062	667,663
WW Grainger, Inc.(b)	7,500	1,032,600

Total		5,387,401

Transportation Infrastructure (—%)
China Merchants Holdings International Co., Ltd.(c)	22,000	92,789

TOTAL INDUSTRIALS		71,379,440

INFORMATION TECHNOLOGY (8.6%)

Communications Equipment (0.2%)
Anaren, Inc.(a)	7,700	154,770
Comtech Telecommunications Corp.	14,000	380,520
Harris Corp.(b)	20,000	992,000
O-Net Communications Group Ltd.(a)(b)(c)	319,620	210,929
Plantronics, Inc.	13,971	511,618

Total		2,249,837

Computers & Peripherals (2.0%)
Apple, Inc.(a)	31,845	11,096,390
Hewlett-Packard Co.	10,200	417,894

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONT.)

Computers & Peripherals (cont.)
Intevac, Inc.(a)(b)	7,800	$96,954
Lexmark International, Inc., Class A(a)	90,700	3,359,528
STEC, Inc.(a)(b)	5,200	104,468
SanDisk Corp.(a)	49,800	2,295,282
Seagate Technology PLC(a)(c)	63,100	908,640
Synaptics, Inc.(a)(b)	7,200	194,544
Western Digital Corp.(a)	53,900	2,009,931
Wistron Corp.(c)	141,775	224,358

Total		20,707,989

Electronic Equipment, Instruments & Components (0.8%)
Agilysys, Inc.(a)(b)	24,100	138,334
Anixter International, Inc.(b)	7,758	542,207
Brightpoint, Inc.(a)	34,000	368,560
China High Precision Automat(c)	162,000	117,414
Daktronics, Inc.(b)	10,200	109,650
Electro Rent Corp.	6,400	109,952
FUJIFILM Holdings Corp.(c)	28,800	892,663
Fabrinet(a)(c)	6,500	131,040
Halma PLC(c)	147,677	830,346
Hitachi Ltd.(c)	123,093	640,770
Hon Hai Precision Industry Co., Ltd.(c)	146,290	511,867
Littelfuse, Inc.	9,837	561,693
Measurement Specialties, Inc.(a)	1,700	57,902
Murata Manufacturing Co., Ltd.(c)	17,300	1,251,014
SFA Engineering Corp.(c)	2,769	172,392
Vishay Intertechnology, Inc.(a)(b)	76,538	1,357,784
WPG Holdings Co., Ltd.(c)	125,340	210,951

Total		8,004,539

Internet Software & Services (0.3%)
Baidu, Inc., ADR(a)(c)	3,140	432,724
Liquidity Services, Inc.(a)	21,900	391,134
Mail.ru Group Ltd., GDR(a)(c)(d)	2,325	69,634
NHN Corp.(a)(c)	1,115	194,538
Rackspace Hosting, Inc.(a)	8,100	347,085
Tencent Holdings Ltd.(b)(c)	9,300	226,483
Travelzoo, Inc.(a)(b)	12,800	852,352
ValueClick, Inc.(a)	33,800	488,748
j2 Global Communications, Inc.(a)(b)	15,800	466,258

Total		3,468,956

IT Services (1.3%)
Acxiom Corp.(a)	26,700	383,145
CSG Systems International, Inc.(a)	22,398	446,616
DST Systems, Inc.(b)	13,700	723,634
IBM Corp.	45,404	7,404,030
Infosys Technologies Ltd., ADR(b)(c)	518	37,141
Infosys Technologies Ltd.(c)	4,380	318,047
Lender Processing Services, Inc.	4,000	128,760
MAXIMUS, Inc.	7,300	592,541
Syntel, Inc.	8,800	459,624
TeleTech Holdings, Inc.(a)	26,284	509,384
Teradata Corp.(a)	2,800	141,960
Total System Services, Inc.(b)	51,200	922,624
Unisys Corp.(a)	11,900	371,518
Western Union Co. (The)(e)	59,900	1,244,123
iGate Corp.(b)	15,400	289,058

Total		13,972,205

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.(a)(b)	62,337	536,098
Altera Corp.	26,300	1,157,726
Amkor Technology, Inc.(a)(b)	62,500	421,250
Avago Technologies Ltd.(c)	27,100	842,810
Cabot Microelectronics Corp.(a)	10,300	538,175
Diodes, Inc.(a)	700	23,842
Duksan Hi-Metal Co., Ltd.(a)(c)	5,280	121,507
Entegris, Inc.(a)	68,800	603,376
Entropic Communications, Inc.(a)(b)	3,600	30,420
Fairchild Semiconductor International, Inc.(a)	15,400	280,280
GT Solar International, Inc.(a)(b)	40,000	426,400
Hanwha SolarOne Co. Ltd., ADR(a)(b)(c)	61,137	464,030
Intel Corp.	326,700	6,589,539
Lam Research Corp.(a)	19,000	1,076,540
Macronix International(c)	949,000	629,226
Micrel, Inc.(b)	34,000	458,320
NVIDIA Corp.(a)	4,300	79,378
Nanometrics, Inc.(a)	2,400	43,416
Photronics, Inc.(a)(b)	63,100	566,007
RF Micro Devices, Inc.(a)	53,600	343,576
Samsung Electronics Co., Ltd.(c)	2,150	1,823,126
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(c)	14,900	181,482
Taiwan Semiconductor Manufacturing Co., Ltd.(c)	116,530	279,237
Teradyne, Inc.(a)(b)	279,545	4,978,697
Texas Instruments, Inc.	150,925	5,215,968
TriQuint Semiconductor, Inc.(a)	7,600	98,116
Veeco Instruments, Inc.(a)(b)	800	40,672

Total		27,849,214

Software (1.3%)
ACI Worldwide, Inc.(a)	10,000	328,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONT.)

Software (cont.)
Autonomy Corp., PLC(a)(c)	26,772	$682,438
BMC Software, Inc.(a)	21,900	1,089,306
Fair Isaac Corp.	12,900	407,769
Intuit, Inc.(a)	3,200	169,920
Kingdee International Software Group Co., Ltd.(c)	184,000	115,509
Manhattan Associates, Inc.(a)(b)	14,500	474,440
MicroStrategy, Inc., Class A(a)	1,100	147,928
Microsoft Corp.	315,972	8,013,050
Nintendo Co., Ltd.(b)(c)	3,000	815,730
Renaissance Learning, Inc.	12,800	150,400
TIBCO Software, Inc.(a)	122	3,324
TeleNav, Inc.(a)	33,200	394,084
Totvs SA(c)	5,900	112,749
VASCO Data Security International, Inc.(a)	15,800	216,934
VanceInfo Technologies, Inc., ADR(a)(b)(c)	2,100	65,961

Total		13,187,542

TOTAL INFORMATION TECHNOLOGY		89,440,282

MATERIALS (3.8%)

Chemicals (1.3%)
Asian Paints Ltd.(c)	2,841	161,073
BASF SE(c)	30,078	2,601,497
CF Industries Holdings, Inc.	4,400	601,876
Capro Corp.(c)	4,460	112,715
Cheil Industries, Inc.(c)	1,490	158,017
Clariant AG(a)(b)(c)	73,326	1,322,822
EI du Pont de Nemours & Co.	4,600	252,862
Eastman Chemical Co.	12,131	1,204,851
Ferro Corp.(a)	22,900	379,911
Formosa Plastics Corp.(c)	45,000	158,223
Georgia Gulf Corp.(a)	3,700	136,900
Hawkins, Inc.(b)	8,600	353,288
Hitachi Chemical Co., Ltd.(c)	41,400	843,295
Huabao International Holding(c)	128,540	197,638
Innophos Holdings, Inc.	10,045	463,175
LG Chem Ltd.(c)	940	393,306
Lubrizol Corp.	8,384	1,123,121
Minerals Technologies, Inc.	7,700	527,604
NewMarket Corp.(b)	3,917	619,748
PPG Industries, Inc.	14,100	1,342,461
Petronas Chemicals Group Bhd(a)(c)	70,600	168,764
Solutia, Inc.(a)	1,800	45,720
Westlake Chemical Corp.	13,200	741,840

Total		13,910,707

Construction Materials (—%)
Holcim Indonesia Tbk PT(a)(c)	289,500	67,281
Indocement Tunggal Prakarsa Tbk PT(c)	229,000	429,836

Total		497,117

Containers & Packaging (0.1%)
Boise, Inc.(b)	9,400	86,104
Crown Holdings, Inc.(a)	20,500	790,890

Total		876,994

Metals & Mining (2.1%)
Anglo Platinum Ltd.(c)	1,516	156,194
Aurubis AG(b)(c)	18,191	971,014
BHP Billiton Ltd.(c)	53,212	2,554,042
Centerra Gold, Inc.(c)	37,696	676,545
Cia de Minas Buenaventura SA, ADR(c)	4,074	175,060
Cliffs Natural Resources, Inc.	11,171	1,097,886
Eastern Platinum Ltd.(a)(c)	496,225	665,387
Eurasian Natural Resources Corp., PLC(c)	11,325	170,139
First Quantum Minerals Ltd.(b)(c)	7,990	1,033,631
Freeport-McMoRan Copper & Gold, Inc.	111,792	6,210,046
Gerdau SA(c)	11,908	147,259
Gold Fields Ltd., ADR(c)	9,550	166,743
JSW Steel Ltd.(c)	7,200	147,966
Materion Corp.(a)	2,556	104,285
Mechel, ADR(c)	5,570	171,500
Newmont Mining Corp.	84,800	4,628,384
OneSteel Ltd.(c)	212,571	536,063
POSCO(c)	489	224,365
Southern Copper Corp.	4,130	166,315
Tata Steel Ltd.(c)	17,870	249,429
Vale SA, ADR(c)	5,000	147,600
Vale SA(c)	33,100	1,084,445

Total		21,484,298

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	17,000	462,910
Clearwater Paper Corp.(a)	5,337	434,432
Domtar Corp.(b)	2,100	192,738
International Paper Co.	11,700	353,106
Svenska Cellulosa AB, Series B(c)	82,441	1,327,018

Total		2,770,204

TOTAL MATERIALS		39,539,320

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (2.0%)

Diversified Telecommunication Services (1.2%)
AT&T, Inc.(b)	50,088	$1,532,693
AboveNet, Inc.(b)	600	38,916
Bezeq Israeli Telecommunication Corp., Ltd.(c)	280,684	832,313
Chunghwa Telecom Co., Ltd., ADR(b)(c)	11,100	345,876
General Communication, Inc., Class A(a)	13,600	148,784
Neutral Tandem, Inc.(a)(b)	2,400	35,400
Qwest Communications International, Inc.	18,485	126,253
Tele2 AB, Class B(c)	58,233	1,345,137
Telefonica SA(c)	23,196	580,708
Telenor ASA(c)	44,600	733,891
Verizon Communications, Inc.(b)	181,149	6,981,482

Total		12,701,453

Wireless Telecommunication Services (0.8%)
Advanced Information Service PCL(c)	192,900	573,920
America Movil SAB de CV, Series L, ADR(c)	2,390	138,859
China Mobile Ltd.(c)	16,760	154,711
Freenet AG(c)	99,884	1,142,353
MTN Group Ltd.(c)	9,946	200,787
Millicom International Cellular SA(c)	1,000	96,170
Mobile Telesystems OJSC, ADR(c)	13,790	292,762
NTT DoCoMo, Inc.(b)(c)	339	591,808
SoftBank Corp.(c)	40,500	1,613,695
Telephone & Data Systems, Inc.	23,979	808,092
USA Mobility, Inc.	25,112	363,873
United States Cellular Corp.(a)	12,900	664,221
Vivo Participacoes SA, ADR(c)	19,991	807,237
Vodafone Group PLC(c)	192,314	544,520

Total		7,993,008

TOTAL TELECOMMUNICATION SERVICES		20,694,461

UTILITIES (2.2%)

Electric Utilities (1.0%)
Edison International	26,500	969,635
El Paso Electric Co.(a)	18,600	565,440
Enel SpA(c)	133,498	841,532
Exelon Corp.(b)	111,303	4,590,136
Fortum OYJ(b)(c)	49,737	1,688,874
IDACORP, Inc.(b)	6,400	243,840
Portland General Electric Co.(b)	23,800	565,726
Unisource Energy Corp.	13,700	494,981

Total		9,960,164

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	8,000	332,960
Energen Corp.	13,300	839,496
PT Perusahaan Gas Negara Tbk(c)	1,566,170	700,647
Southwest Gas Corp.(b)	1,100	42,867
Towngas China Co., Ltd.(c)	128,000	66,607
UGI Corp.	27,900	917,910
Xinao Gas Holdings Ltd.(c)	81,900	253,922

Total		3,154,409

Independent Power Producers & Energy Traders (0.1%)
Aboitiz Power Corp.(c)	219,210	151,581
Energy Development Corp.(c)	1,225,600	169,651
International Power PLC(c)	221,702	1,095,415

Total		1,416,647

Multi-Utilities (0.8%)
AGL Energy Ltd.(c)	67,061	992,849
Ameren Corp.	4,900	137,543
CMS Energy Corp.(b)	30,800	604,912
NSTAR	21,600	999,432
NiSource, Inc.	46,400	889,952
OGE Energy Corp.	18,900	955,584
Public Service Enterprise Group, Inc.	104,400	3,289,644
RWE AG(c)	14,704	936,586

Total		8,806,502

TOTAL UTILITIES		23,337,722

Total Common Stocks
(Cost: $491,434,423)		$591,072,262

Preferred Stocks (0.3%)

CONSUMER STAPLES (0.2%)

Food Products (0.1%)
Bunge Ltd., 4.875%(a)(c)	3,300	$348,266

Household Products (0.1%)
Henkel AG & Co. KGaA(b)(c)	22,089	1,368,320

TOTAL CONSUMER STAPLES		1,716,586

ENERGY (0.1%)

Oil, Gas & Consumable Fuels (0.1%)
Petroleo Brasileiro SA, ADR(c)	70,000	1,219,796

Total Preferred Stocks
(Cost: $2,536,940)		$2,936,382

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Issuer	Shares	Value

Convertible Preferred Stocks (0.9%)

CONSUMER DISCRETIONARY (0.1%)

Auto Components (—%)
Goodyear Tire & Rubber Co., (The), 5.875%(a)	5,200	$265,616

Automobiles (0.1%)
General Motors Co., 4.750%(a)	13,500	650,700

Household Durables (—%)
Stanley Black & Decker, 4.750%(a)	3,500	419,090

TOTAL CONSUMER DISCRECTIONARY		1,335,406

CONSUMER STAPLES (—%)

Food Products (—%)
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(a)(d)(f)	25,500	324,727

ENERGY (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
Apache Corp., 6.000%(a)	9,800	692,125
Chesapeake Energy Corp., 5.000%(a)	4,000	415,500
Energy XXI Bermuda Ltd., 5.625%(a)(c)	580	218,672
Whiting Petroleum Corp., 6.250%(a)	620	215,041

Total		1,541,338

TOTAL ENERGY		1,541,338

FINANCIALS (0.4%)

Capital Markets (—%)
UBS AG, 6.750%(a)(c)	5,300	179,389
UBS AG, 9.375%(a)(c)	8,000	227,520

Total		406,909

Commercial Banks (0.1%)
Fifth Third Bancorp, 8.500%(a)	3,700	547,600

Diversified Financial Services (0.1%)
Citigroup, Inc., 7.500%(a)	5,510	697,015

Insurance (0.1%)
Hartford Financial Services Group, Inc., 7.250%(a)(b)	10,000	260,800
MetLife, Inc. , 5.000%(a)	8,700	740,701

Total		1,001,501

Real Estate Investment Trusts (REITs) (0.1%)
Alexandria Real Estate Equities, Inc., 7.000%(a)(b)	22,500	578,250
Health Care REIT, Inc., 6.500%(a)	10,200	531,420

Total		1,109,670

TOTAL FINANCIALS		3,762,695

HEALTH CARE (—%)

Health Care Providers & Services (—%)
Omnicare Captial Trust II, 4.000%(a)	7,700	346,500

INDUSTRIALS (0.1%)

Airlines (—%)
Continental Airlines Finance Trust II, 6.000%(a)	4,500	169,594

Professional Services (—%)
Nielsen Holdings NV, 6.250%(a)(c)	4,500	254,070

Road & Rail (0.1%)
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(a)(d)	28,500	396,720

TOTAL INDUSTRIALS		820,384

MATERIALS (—%)

Metals & Mining (—%)
Molycorp, Inc., 5.500%(a)	1,900	213,883

UTILITIES (0.1%)

Electric Utilities (0.1%)
Great Plains Energy, Inc., 12.000%(a)	4,800	309,840
PPL Corp., 9.500%(a)	7,000	372,316

Total		682,156

TOTAL UTILITIES		682,156

Total Convertible Preferred Stocks
(Cost: $8,368,963)		$9,027,089

Exchange Traded Funds (0.2%)

iShares MSCI EAFE Index Fund	32,017	$1,923,901

Total Exchange Traded Funds
(Cost: $1,904,157)		$1,923,901

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (22.6%)

Aerospace & Defense (0.2%)
ADS Tactical, Inc. Senior Secured(b)(d)
04/01/18	11.000%	$395,000	$404,875
Kratos Defense & Security Solutions, Inc. Senior Secured(d)
06/01/17	10.000%	281,000	310,505
Bombardier, Inc. Senior Notes(c)(d)
03/15/20	7.750%	400,000	434,500
Huntington Ingalls Industries, Inc.(d)
03/15/18	6.875%	143,000	149,256
03/15/21	7.125%	144,000	150,120
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	205,000	226,013
Oshkosh Corp.
03/01/20	8.500%	510,000	571,837
TransDigm, Inc. Senior Subordinated Notes(d)
12/15/18	7.750%	130,000	139,588

Total			2,386,694

Automotive (0.1%)
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	55,000	54,587
02/15/21	6.750%	366,000	365,085
Lear Corp.
03/15/20	8.125%	685,000	753,500
Visteon Corp. Senior Notes(d)(i)
04/15/19	6.750%	111,000	111,000

Total			1,284,172

Banking (1.7%)
Banco Cruzeiro do Sul SA Senior Unsecured(c)(d)
01/20/16	8.250%	200,000	197,642
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	5,360,000	5,596,794
Goldman Sachs Group, Inc. (The) Senior Notes
06/15/20	6.000%	4,485,000	4,741,206
HSBC Holdings PLC Senior Unsecured(c)(i)
04/05/21	5.100%	1,670,000	1,678,569
Morgan Stanley Senior Unsecured
01/25/21	5.750%	5,055,000	5,101,991

Total			17,316,202

Brokerage (—%)
E*Trade Financial Corp. Senior Unsecured
09/15/13	7.375%	305,000	306,144
Senior Secured PIK
11/30/17	12.500%	30,000	35,775
Gamco Investors, Inc. Subordinated Notes(j)
12/31/15	0.000%	4,400	2,881

Total			344,800

Building Materials (—%)
Associated Materials LLC Senior Secured(d)
11/01/17	9.125%	16,000	17,000
Euramax International, Inc. Senior Secured(d)
04/01/16	9.500%	170,000	172,125
Interface, Inc.(d)
12/01/18	7.625%	56,000	59,080
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	39,000	41,730

Total			289,935

Chemicals (0.7%)
CF Industries, Inc.
05/01/20	7.125%	432,000	489,240
Chemtura Corp.(d)
09/01/18	7.875%	78,000	82,485
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	4,320,000	4,788,111
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	530,000	560,475
Hexion U.S. Finance Corp./Nova Scotia ULC(d) Secured
11/15/20	9.000%	100,000	103,688
Lyondell Chemical Co. Senior Secured(d)
11/01/17	8.000%	569,000	628,745

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Chemicals (cont.)
MacDermid, Inc. Senior Subordinated Notes(d)
04/15/17	9.500%	$125,000	$132,656
Momentive Performance Materials, Inc. Secured(d)
01/15/21	9.000%	170,000	175,737
Nalco Co.(d)
01/15/19	6.625%	305,000	313,769
Polypore International, Inc.(d)
11/15/17	7.500%	185,000	194,250

Total			7,469,156

Construction Machinery (0.2%)
Case New Holland, Inc. Senior Notes(d)
12/01/17	7.875%	545,000	604,950
Columbus McKinnon Corp.(d)
02/01/19	7.875%	69,000	71,415
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	250,000	281,250
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured(d)
02/01/21	8.250%	105,000	109,200
United Rentals North America, Inc.
12/15/19	9.250%	290,000	323,350
09/15/20	8.375%	340,000	355,300

Total			1,745,465

Consumer Cyclical Services (0.1%)
Brickman Group Holdings, Inc. Senior Notes(d)
11/01/18	9.125%	64,000	68,640
Garda World Security Corp. Senior Unsecured(c)(d)
03/15/17	9.750%	252,000	271,530
West Corp.(d)
10/01/18	8.625%	115,000	121,037
01/15/19	7.875%	169,000	172,380

Total			633,587

Consumer Products (0.1%)
Central Garden and Pet Co.
03/01/18	8.250%	245,000	256,025
Jarden Corp.
05/01/16	8.000%	240,000	262,500
NBTY, Inc.(d)
10/01/18	9.000%	20,000	21,700
Spectrum Brands Holdings, Inc. Senior Secured(d)
06/15/18	9.500%	362,000	398,200
Visant Corp.
10/01/17	10.000%	114,000	123,120

Total			1,061,545

Diversified Manufacturing (0.1%)
Amsted Industries, Inc. Senior Notes(d)
03/15/18	8.125%	225,000	240,750
CPM Holdings, Inc. Senior Secured(d)
09/01/14	10.875%	224,000	241,920
Pinafore LLC/Inc. Secured(c)(d)
10/01/18	9.000%	180,000	194,400
SPX Corp.(d)
09/01/17	6.875%	116,000	124,700
WireCo WorldGroup Senior Unsecured(d)
05/15/17	9.500%	340,000	362,100

Total			1,163,870

Electric (4.5%)
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	2,000,000	2,007,500
Calpine Corp. Senior Secured(d)
02/15/21	7.500%	300,000	310,875
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	4,700,000	5,329,958
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	3,800,000	4,365,630
Dominion Resources, Inc. Senior Unsecured
11/30/17	6.000%	1,300,000	1,456,036
08/01/33	5.250%	3,865,000	4,177,257
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	4,300,000	4,510,162
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	850,000	934,544

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Electric (cont.)
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	$200,000	$160,500
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	166,000	175,906
GenOn Energy, Inc. Senior Unsecured(d)
10/15/18	9.500%	129,000	134,483
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	1,543,000	1,601,119
Majapahit Holding BV(c)(d)
08/07/19	8.000%	200,000	227,000
01/20/20	7.750%	200,000	224,460
Midamerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	2,885,000	3,098,519
NRG Energy, Inc.
01/15/17	7.375%	770,000	802,725
Nevada Power Co.
05/15/18	6.500%	4,000,000	4,575,096
Oncor Electric Delivery Co., LLC Senior Secured(d)
09/30/40	5.250%	1,160,000	1,063,047
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	1,230,000	1,176,654
Power Sector Assets & Liabilities Management Corp. (c)(d) Government Guaranteed
05/27/19	7.250%	400,000	456,000
12/02/24	7.390%	300,000	341,440
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	245,000	254,289
01/15/21	4.400%	3,250,000	3,221,402
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,692,000	1,917,332
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,750,000	2,822,963
TransAlta Corp. Senior Unsecured(c)
01/15/15	4.750%	1,000,000	1,058,511

Total			46,403,408

Entertainment (0.3%)
AMC Entertainment, Inc.
06/01/19	8.750%	150,000	162,750
AMC Entertainment, Inc.(b)(d) Senior Subordinated Notes
12/01/20	9.750%	170,000	181,900
Regal Cinemas Corp.
07/15/19	8.625%	350,000	375,812
Speedway Motorsports, Inc. Senior Notes(d)
02/01/19	6.750%	207,000	208,553
Time Warner, Inc.(i)
03/29/41	6.250%	1,920,000	1,907,616

Total			2,836,631

Environmental (—%)
Clean Harbors, Inc. Senior Secured(d)
08/15/16	7.625%	70,000	74,288

Food and Beverage (1.4%)
Anheuser-Busch InBev Worldwide, Inc.(c)
11/15/14	5.375%	3,500,000	3,856,912
Cerveceria Nacional Dominicana C por A(c)(d)
03/27/12	16.000%	100,000	86,000
Cott Beverages, Inc.
09/01/18	8.125%	54,000	57,645
Darling International, Inc.(d)
12/15/18	8.500%	40,000	43,500
Dean Foods Co.(b)
06/01/16	7.000%	6,000	5,723
Dean Foods Co.(b)(d) Senior Notes
12/15/18	9.750%	113,000	115,966
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	4,900,000	5,477,514
MHP SA(c)(d)
04/29/15	10.250%	200,000	212,533
SABMiller PLC(c)(d) Senior Unsecured
01/15/14	5.700%	2,420,000	2,655,333
07/15/18	6.500%	1,900,000	2,197,975

Total			14,709,101

Gaming (0.2%)
Boyd Gaming Corp. Senior Notes(d)
12/01/18	9.125%	468,000	480,870

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Gaming (cont.)
Caesars Entertainment Operating Co., Inc. Secured(b)
12/15/18	10.000%	$185,000	$168,812
Isle of Capri Casinos, Inc.(b)(d)
03/15/19	7.750%	36,000	35,820
MGM Resorts International Senior Secured
03/15/20	9.000%	110,000	121,000
MGM Resorts International(b) Senior Unsecured
03/01/18	11.375%	398,000	441,780
Pinnacle Entertainment, Inc.
05/15/20	8.750%	76,000	79,040
Seneca Gaming Corp.(d)
12/01/18	8.250%	165,000	169,950
Tunica-Biloxi Gaming Authority Senior Unsecured(d)
11/15/15	9.000%	82,000	81,180

Total			1,578,452

Gas Distributors (—%)
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	200,000	218,000

Gas Pipelines (1.9%)
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(c)(d)
08/07/18	8.700%	400,000	495,000
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	1,082,000	1,243,657
Copano Energy LLC/Finance Corp.(i)
04/01/21	7.125%	80,000	81,000
El Paso Corp. Senior Unsecured
06/01/18	7.250%	10,000	11,238
El Paso Corp.(d) Senior Unsecured
09/15/20	6.500%	303,000	326,483
MarkWest Energy Partners LP/Finance Corp.
08/15/21	6.500%	170,000	169,788
Nisource Finance Corp.
09/15/20	5.450%	3,770,000	3,912,272
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	1,375,000	1,552,992
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	3,205,000	3,214,528
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	787,000	836,188
Southern Natural Gas Co. Senior Unsecured(d)
04/01/17	5.900%	5,200,000	5,785,577
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	1,750,000	2,009,815

Total			19,638,538

Health Care (0.3%)
AMGH Merger Sub, Inc.(d)
11/01/18	9.250%	124,000	132,990
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	155,000	163,525
American Renal Holdings Co., Inc.(d) Senior Unsecured PIK
03/01/16	9.750%	45,000	44,213
Capella Healthcare, Inc.(d)
07/01/17	9.250%	100,000	107,500
ConvaTec Healthcare E SA Senior Unsecured(c)(d)
12/15/18	10.500%	249,000	261,450
HCA, Inc. Senior Secured
02/15/20	7.875%	240,000	261,000
09/15/20	7.250%	763,000	816,410
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	274,000	279,480
Healthsouth Corp.
02/15/20	8.125%	270,000	291,600
09/15/22	7.750%	20,000	20,800
InVentiv Health, Inc.(d)
08/15/18	10.000%	223,000	231,920
LifePoint Hospitals, Inc.(d)
10/01/20	6.625%	159,000	162,975
Multiplan, Inc.(d)
09/01/18	9.875%	228,000	245,100
Radiation Therapy Services, Inc.
04/15/17	9.875%	82,000	83,640
Radnet Management, Inc.
04/01/18	10.375%	40,000	40,450

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Health Care (cont.)
STHI Holding Corp. Secured(d)
03/15/18	8.000%	$63,000	$65,205
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	175,000	179,156
Vanguard Health Holding Co. II LLC/Inc.(b)(d)
02/01/19	7.750%	102,000	103,275

Total			3,490,689

Healthcare Insurance (0.2%)
CIGNA Corp. Senior Unsecured
03/15/41	5.875%	710,000	697,659
Unitedhealth Group, Inc. Senior Unsecured
10/15/40	5.700%	845,000	823,790

Total			1,521,449

Home Construction (0.1%)
Beazer Homes U.S.A., Inc.
06/15/18	9.125%	145,000	147,175
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	125,000	132,812
K Hovnanian Enterprises, Inc.(b)
10/15/15	11.875%	180,000	171,000

Total			450,987

Independent Energy (1.4%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	2,250,000	2,446,616
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	65,000	66,950
Brigham Exploration Co.(d)
10/01/18	8.750%	120,000	133,800
Carrizo Oil & Gas, Inc.(d)
10/15/18	8.625%	334,000	355,710
Chaparral Energy, Inc.(d)
10/01/20	9.875%	81,000	89,910
09/01/21	8.250%	165,000	169,950
Chesapeake Energy Corp.
08/15/20	6.625%	700,000	743,750
Comstock Resources, Inc.
10/15/17	8.375%	175,000	181,563
04/01/19	7.750%	56,000	56,980
Concho Resources, Inc.
10/01/17	8.625%	170,000	187,850
Senior Notes
01/15/21	7.000%	163,000	171,558
Continental Resources, Inc.
04/01/21	7.125%	317,000	336,812
EXCO Resources, Inc.
09/15/18	7.500%	396,000	402,435
Goodrich Petroleum Corp.(d)
03/15/19	8.875%	140,000	140,000
Hilcorp Energy I LP/Finance Co. Senior Notes(d)
04/15/21	7.625%	398,000	416,905
Laredo Petroleum, Inc. Senior Notes(d)
02/15/19	9.500%	287,000	298,839
MEG Energy Corp.(c)(d)
03/15/21	6.500%	185,000	188,006
Nexen, Inc.(c) Senior Unsecured
07/30/19	6.200%	825,000	912,086
05/15/37	6.400%	170,000	169,814
Oasis Petroleum, Inc. Senior Notes(d)
02/01/19	7.250%	107,000	108,605
Petrohawk Energy Corp.
06/01/15	7.875%	480,000	508,800
08/15/18	7.250%	95,000	97,850
Petrohawk Energy Corp.(d)
08/15/18	7.250%	126,000	129,465
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	140,000	147,000
Quicksilver Resources, Inc.
08/01/15	8.250%	444,000	462,870
Range Resources Corp.
05/15/19	8.000%	1,000,000	1,102,500
Venoco, Inc. Senior Unsecured(d)
02/15/19	8.875%	43,000	43,000
Woodside Finance Ltd.(c)(d)
11/10/14	4.500%	4,250,000	4,492,405

Total			14,562,029

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)
Integrated Energy (0.2%)
Lukoil International Finance BV(c)(d)
11/09/20	6.125%	$450,000	$458,058
Marathon Petroleum Corp.(d)
03/01/41	6.500%	1,515,000	1,530,700

Total			1,988,758

Life Insurance (0.4%)
ING Groep NV(c)(k)
12/29/49	5.775%	601,000	555,925
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	3,339,000	3,673,902

Total			4,229,827

Lodging (—%)
Wyndham Worldwide Corp. Senior Unsecured
02/01/18	5.750%	26,000	26,940
03/01/20	7.375%	240,000	264,600

Total			291,540

Media Cable (1.1%)
Bresnan Broadband Holdings LLC(d)
12/15/18	8.000%	10,000	10,600
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	220,000	225,500
04/30/20	8.125%	377,000	409,987
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	300,000	333,750
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(d)
11/15/17	8.625%	170,000	177,225
Comcast Corp.
02/15/18	5.875%	2,000,000	2,204,798
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,995,000	2,002,022
DISH DBS Corp.
02/01/16	7.125%	375,000	400,313
09/01/19	7.875%	184,000	199,180
Insight Communications Co., Inc. Senior Notes(d)
07/15/18	9.375%	120,000	133,200
Time Warner Cable, Inc.
05/01/17	5.850%	2,945,000	3,220,944
02/15/21	4.125%	1,825,000	1,705,293
11/15/40	5.875%	700,000	657,754

Total			11,680,566

Media Non-Cable (1.0%)
Clear Channel Communications, Inc.(d)
03/01/21	9.000%	540,000	538,650
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	150,000	159,750
Gray Television, Inc. Secured(b)
06/29/15	10.500%	350,000	372,313
Intelsat Jackson Holdings SA(c)(d)
10/15/20	7.250%	304,000	304,380
Intelsat Jackson Holdings SA(c)(d)(i)
04/01/19	7.250%	55,000	55,069
04/01/21	7.500%	55,000	55,138
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	750,000	892,500
News America, Inc.(d)
02/15/41	6.150%	2,000,000	1,983,288
Nielsen Finance LLC/Co.(d)
10/15/18	7.750%	566,000	607,035
Reed Elsevier Capital, Inc.
01/15/14	7.750%	890,000	1,015,675
Salem Communications Corp. Secured
12/15/16	9.625%	187,000	201,960
Sinclair Television Group, Inc. Secured(d)
11/01/17	9.250%	294,000	327,810
Sirius XM Radio, Inc.(b)(d)
04/01/15	8.750%	270,000	303,750
TCM Sub LLC(d)
01/15/15	3.550%	3,100,000	3,173,117
Univision Communications, Inc.(d)
05/15/21	8.500%	385,000	397,512
Senior Secured
11/01/20	7.875%	200,000	212,000
XM Satellite Radio, Inc.(d)
11/01/18	7.625%	193,000	203,615

Total			10,803,562

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)
Metals (0.4%)
ArcelorMittal(c) Senior Unsecured
03/01/21	5.500%	$1,650,000	$1,625,922
03/01/41	6.750%	560,000	548,823
Arch Coal, Inc.
10/01/20	7.250%	202,000	216,393
Consol Energy, Inc.
04/01/20	8.250%	410,000	454,587
FMG Resources August 2006 Proprietary Ltd.(c)(d)
11/01/15	7.000%	298,000	307,398
02/01/16	6.375%	140,000	141,050
02/01/18	6.875%	89,000	92,783
JMC Steel Group Senior Notes(d)
03/15/18	8.250%	87,000	88,958
Novelis, Inc.(c)(d)
12/15/17	8.375%	205,000	221,912
12/15/20	8.750%	210,000	231,000
Rain CII Carbon LLC/Corp. Senior Secured(d)
12/01/18	8.000%	220,000	234,850
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	234,000	243,067
04/01/20	7.375%	76,000	79,610

Total			4,486,353

Non-Captive Consumer (—%)
SLM Corp. Senior Notes
01/25/16	6.250%	176,000	183,480
Senior Secured
03/25/20	8.000%	80,000	87,200
Springleaf Finance Corp. Senior Unsecured
09/15/17	6.500%	190,000	169,100

Total			439,780

Non-Captive Diversified (1.0%)
Ally Financial, Inc.
12/01/14	6.750%	1,000,000	1,053,750
03/15/20	8.000%	70,000	76,213
Ally Financial, Inc.(d)
09/15/20	7.500%	145,000	152,975
CIT Group, Inc. Secured
05/01/17	7.000%	940,000	941,175
CIT Group, Inc.(b)(d) Secured
04/01/18	6.625%	80,000	81,200
CIT Group, Inc.(b)(d)(i) Secured
04/01/18	6.625%	120,000	121,800
Ford Motor Credit Co. LLC Senior Unsecured
01/15/20	8.125%	170,000	194,724
02/01/21	5.750%	380,000	375,249
General Electric Capital Corp. Senior Unsecured
09/16/20	4.375%	6,435,000	6,253,533
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	170,000	186,363
International Lease Finance Corp.(b) Senior Unsecured
09/01/17	8.875%	280,000	317,100
International Lease Finance Corp.(d) Senior Unsecured
03/15/17	9.000%	130,000	146,250

Total			9,900,332

Oil Field Services (0.4%)
Gazprom OAO Via Gaz Capital SA(b)(c)(d) Senior Unsecured
03/07/22	6.510%	600,000	637,500
Gazprom OAO Via Gaz Capital SA(c)(d) Secured
07/31/14	8.125%	120,000	136,320
Senior Secured
04/11/18	8.146%	350,000	412,545
KazMunayGas National Co.(c)(d) Senior Unsecured
01/23/15	11.750%	500,000	624,375
05/05/20	7.000%	100,000	107,728
Key Energy Services, Inc.
03/01/21	6.750%	141,000	143,468
Novatek Finance Ltd.(b)(c)(d)
02/03/21	6.604%	200,000	210,341
Offshore Group Investments Ltd. Senior Secured(c)(d)
08/01/15	11.500%	340,000	377,232
Trinidad Drilling Ltd. Senior Unsecured(c)(d)
01/15/19	7.875%	166,000	175,510

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(h) (continued)

Oil Field Services (cont.)
Weatherford International Ltd.(c)
09/15/40	6.750%		$1,110,000	$1,143,157

Total				3,968,176

Other Industry (—%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%		52,000	54,925
Interline Brands, Inc.
11/15/18	7.000%		94,000	96,350

Total				151,275

Packaging (0.2%)
Ardagh Packaging Finance PLC(c)(d)
10/15/20	9.125%		5,000	5,412
Senior Secured
10/15/17	7.375%		560,000	599,200
Greif, Inc. Senior Unsecured
08/01/19	7.750%		260,000	284,050
Reynolds Group Issuer, Inc./LLC(d)
04/15/19	9.000%		160,000	165,600
02/15/21	8.250%		212,000	210,410
Senior Secured
04/15/19	7.125%		438,000	448,950

Total				1,713,622

Paper (0.1%)
Cascades, Inc.(c)
12/15/17	7.750%		250,000	264,062
Graphic Packaging International, Inc.
10/01/18	7.875%		534,000	571,380
Verso Paper Holdings LLC/Inc. Secured(b)(d)
02/01/19	8.750%		172,000	178,880

Total				1,014,322

Pharmaceuticals (0.1%)
Grifols Inc. Secured(d)
02/01/18	8.250%		224,000	229,600
Mylan, Inc.(d)
11/15/18	6.000%		190,000	190,000
Valeant Pharmaceuticals International(c)(d)
10/01/17	6.750%		50,000	49,250
10/01/20	7.000%		41,000	39,770
Warner Chilcott Co./Finance LLC(d)
09/15/18	7.750%		378,000	395,955

Total				904,575

Railroads (0.4%)
Burlington Northern Santa Fe LLC Senior Unsecured
05/01/40	5.750%		1,400,000	1,417,798
CSX Corp. Senior Unsecured
03/15/18	6.250%		1,370,000	1,562,610
Canadian Pacific Railway Co. Senior Unsecured(c)
05/15/18	6.500%		1,000,000	1,143,774

Total				4,124,182

Refining (—%)
United Refining Co. Senior Secured(d)
02/28/18	10.500%		227,000	227,000

Restaurants (0.2%)
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%		1,550,000	1,739,883

Retailers (0.5%)
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%		2,975,000	3,276,927
Home Depot, Inc. Senior Unsecured
04/01/41	5.950%		705,000	703,036
Ltd Brands, Inc.
04/01/21	6.625%		105,000	107,363
Needle Merger Sub Corp. Senior Unsecured(d)
03/15/19	8.125%		160,000	161,600
QVC, Inc. Senior Secured(d)
10/15/20	7.375%		350,000	364,437
Rite Aid Corp. Senior Secured(b)
08/15/20	8.000%		155,000	164,106
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%		225,000	241,875

Total				5,019,344

Sovereign (0.1%)
Uruguay Government International Bond(c)
04/05/27	4.250%	UYU	9,364,063	534,686

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(h) (continued)
Supranational (0.1%)
European Investment Bank(c) Senior Unsecured
06/20/17	1.400%	JPY	42,100,000	$530,256
01/18/27	2.150%	JPY	2,500,000	31,275

Total				561,531

Technology (0.3%)
Amkor Technology, Inc. Senior Unsecured(b)
05/01/18	7.375%		$266,000	275,310
Avaya, Inc. Senior Secured(d)
04/01/19	7.000%		160,000	156,000
CDW Escrow Corp. Senior Notes(d)(i)
04/01/19	8.500%		165,000	165,206
Cardtronics, Inc.
09/01/18	8.250%		220,000	238,975
CommScope, Inc.(d)
01/15/19	8.250%		149,000	155,705
First Data Corp.
09/24/15	9.875%		131,000	134,275
First Data Corp.(b) PIK
09/24/15	10.550%		18,000	18,653
First Data Corp.(d)
01/15/21	12.625%		338,000	366,730
Senior Secured
08/15/20	8.875%		155,000	170,113
First Data Corp.(d)(i) Senior Secured
06/15/19	7.375%		136,000	138,890
Freescale Semiconductor, Inc. Senior Secured(d)
04/15/18	9.250%		150,000	164,250
Interactive Data Corp.(d)
08/01/18	10.250%		280,000	314,300
NXP BV/Funding LLC Senior Secured(c)(d)
08/01/18	9.750%		600,000	675,750
SunGard Data Systems, Inc. Senior Unsecured(d)
11/15/18	7.375%		355,000	362,987

Total				3,337,144

Transportation Services (0.1%)
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%		310,000	324,725
ERAC USA Finance LLC(d)
10/15/37	7.000%		590,000	642,822
Hertz Corp. (The)(d)
04/15/19	6.750%		160,000	158,600
01/15/21	7.375%		325,000	332,312

Total				1,458,459

Wireless (0.6%)
Clearwire Communications LLC/Finance, Inc.(b)(d) Senior Secured
12/01/17	12.000%		209,000	223,369
Clearwire Communications LLC/Finance, Inc.(d) Senior Secured
12/01/15	12.000%		94,000	101,520
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%		490,000	520,625
MetroPCS Wireless, Inc.
09/01/18	7.875%		220,000	235,400
11/15/20	6.625%		205,000	204,744
NII Capital Corp.
04/01/21	7.625%		170,000	173,825
SBA Telecommunications, Inc.
08/15/16	8.000%		275,000	299,406
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%		551,000	613,676
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		2,250,000	2,156,758
Vodafone Group PLC Senior Unsecured(c)
01/30/15	5.375%		1,380,000	1,519,331
Wind Acquisition Finance SA(c)(d)
07/15/17	11.750%		300,000	345,000
Senior Secured
02/15/18	7.250%		220,000	231,000
Wind Acquisition Finance SA(c)(d)(f)(g)
07/15/17	11.750%		300,000	600

Total				6,625,254

Wirelines (1.9%)
AT&T, Inc. Senior Unsecured
02/15/39	6.550%		4,615,000	4,809,928
Cincinnati Bell, Inc.
10/15/17	8.250%		109,000	109,818
10/15/20	8.375%		40,000	39,300

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  31

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Wirelines (cont.)
Embarq Corp. Senior Unsecured
06/01/36	7.995%	$1,360,000	$1,533,265
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	320,000	346,800
Integra Telecom Holdings, Inc. Senior Secured(d)
04/15/16	10.750%	106,000	115,010
Level 3 Financing, Inc.
02/15/17	8.750%	369,000	366,233
Level 3 Financing, Inc.(d)
04/01/19	9.375%	100,000	96,750
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	40,000	43,100
PAETEC Holding Corp.(d) Senior Unsecured
12/01/18	9.875%	245,000	258,475
Telecom Italia Capital SA(c)
07/18/36	7.200%	1,250,000	1,254,446
Telefonica Emisiones SAU(c)
01/15/15	4.949%	6,090,000	6,425,687
Tw telecom holdings, inc.
03/01/18	8.000%	160,000	172,600
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	3,775,000	4,235,346
Windstream Corp. Senior Notes(d)
04/01/23	7.500%	334,000	328,990

Total			20,135,748

Total Corporate Bonds & Notes
(Cost: $234,567,638)			$234,514,917

Convertible Bonds (2.5%)

Aerospace & Defense (—%)
Alliant Techsystems, Inc.
08/15/24	3.000%	$320,000	$355,200

Airlines (—%)
United Continental Holdings, Inc.
06/30/21	4.500%	350,000	354,830

Automotive (0.1%)
BorgWarner, Inc. Senior Unsecured
04/15/12	3.500%	80,000	195,600
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	200,000	361,620
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	270,000	407,700
TRW Automotive, Inc.(d)
12/01/15	3.500%	140,000	280,175

Total			1,245,095

Brokerage (—%)
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	400,000	394,170

Building Materials (—%)
Cemex SAB de CV(c)(d) Subordinated Notes
03/15/16	3.250%	180,000	185,490
03/15/18	3.750%	180,000	185,940

Total			371,430

Chemicals (—%)
ShengdaTech, Inc. Senior Notes(d)(f)
12/15/15	6.500%	180,000	159,120

Diversified Manufacturing (—%)
Ingersoll-Rand Global Holding Co., Ltd.(c)
04/15/12	4.500%	70,000	190,050
Textron, Inc. Senior Unsecured
05/01/13	4.500%	100,000	214,000

Total			404,050

Electric (—%)
CMS Energy Corp. Senior Unsecured
06/15/29	5.500%	260,000	377,975

Entertainment (—%)
Take-Two Interactive Software, Inc. Senior Notes
06/01/14	4.375%	160,000	254,200

Environmental (—%)
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	260,000	306,800

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)
Food and Beverage (—%)
Smithfield Foods, Inc. Senior Unsecured
06/30/13	4.000%	$150,000	$188,625

Gaming (0.1%)
MGM Resorts International(b)(d)
04/15/15	4.250%	510,000	538,688

Health Care (0.3%)
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	370,000	417,175
Gilead Sciences, Inc. Senior Notes(d)
05/01/16	1.625%	600,000	697,152
Insulet Corp. Senior Unsecured
06/15/13	5.375%	180,000	216,675
Life Technologies Corp. Senior Unsecured(b)
06/15/25	3.250%	330,000	366,712
Lincare Holdings, Inc. Senior Unsecured
11/01/37	2.750%	270,000	320,625
Omnicare, Inc. Senior Subordinated Notes
12/15/25	3.750%	170,000	219,088
Volcano Corp. Senior Unsecured
09/01/15	2.875%	180,000	200,556
WebMD Health Corp. Senior Unsecured(d)
03/31/16	2.250%	270,000	261,562

Total			2,699,545

Home Construction (—%)
Lennar Corp. Senior Notes(d)
12/15/20	2.750%	240,000	261,199

Independent Energy (0.1%)
Chesapeake Energy Corp.(b)
11/15/35	2.750%	340,000	396,100
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	200,000	209,186
SM Energy Co. Senior Unsecured
04/01/27	3.500%	200,000	286,250

Total			891,536

Lodging (—%)
Home Inns & Hotels Management, Inc. Senior Notes(c)(d)
12/15/15	2.000%	240,000	243,758

Media Cable (—%)
Liberty Global, Inc. Senior Unsecured
11/15/16	4.500%	120,000	201,124
TiVo Inc. Senior Unsecured(d)
03/15/16	4.000%	65,000	69,277

Total			270,401

Media Non-Cable (0.1%)
Interpublic Group of Companies, Inc. (The) Senior Unsecured
03/15/23	4.250%	350,000	399,875
Liberty Media LLC Senior Unsecured
03/15/31	3.250%	400,000	328,000

Total			727,875

Metals (0.1%)
International Coal Group, Inc.
04/01/17	4.000%	170,000	354,237
Jaguar Mining, Inc. Senior Unsecured(c)(d)
03/31/16	5.500%	170,000	173,400
James River Coal Co.(d) Senior Unsecured
12/01/15	4.500%	140,000	174,300
03/15/18	3.125%	100,000	106,160
Steel Dynamics, Inc.
06/15/14	5.125%	320,000	409,600

Total			1,217,697

Non-Captive Consumer (0.1%)
Dollar Financial Corp. Senior Unsecured
04/01/28	3.000%	440,000	563,200

Oil Field Services (0.1%)
Hornbeck Offshore Services, Inc.(k)
11/15/26	1.625%	460,000	451,950

Other Financial Institutions (0.1%)
Affiliated Managers Group, Inc. Senior Unsecured
08/15/38	3.950%	220,000	258,225

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  33

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Other Financial Institutions (cont.)
Ares Capital Corp. Senior Unsecured(d)
06/01/16	5.125%	$350,000	$362,932
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	270,000	245,700

Total			866,857

Other Industry (0.1%)
Altra Holdings, Inc.(d)
03/01/31	2.750%	175,000	190,067
Central European Distribution Corp. Senior Unsecured(b)
03/15/13	3.000%	200,000	173,750
General Cable Corp.
11/15/13	0.875%	300,000	328,125
General Cable Corp.(k) Subordinated Notes
11/15/29	4.500%	100,000	139,625

Total			831,567

Packaging (—%)
Owens-Brockway Glass Container, Inc.(d)
06/01/15	3.000%	370,000	375,088

Pharmaceuticals (0.2%)
Cubist Pharmaceuticals, Inc. Senior Unsecured
11/01/17	2.500%	270,000	291,727
Dendreon Corp. Senior Unsecured(b)
01/15/16	2.875%	440,000	466,017
Human Genome Sciences, Inc. Subordinated Notes
08/15/12	2.250%	170,000	275,400
Mylan, Inc.
09/15/15	3.750%	180,000	330,750
Mylan, Inc.(b)
03/15/12	1.250%	270,000	297,337
Salix Pharmaceuticals Ltd. Senior Unsecured
05/15/15	2.750%	190,000	204,488

Total			1,865,719

Property & Casualty (—%)
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	330,000	361,928

Railroads (—%)
Greenbrier Companies, Inc. Senior Unsecured(d)(i)
04/01/18	3.500%	165,000	170,148

REITs (0.1%)
Digital Realty Trust LP(d)
04/15/29	5.500%	260,000	378,625
Vornado Realty LP Senior Unsecured
04/15/25	3.875%	330,000	368,362

Total			746,987

Retailers (0.1%)
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	380,000	327,750
priceline.com, Inc. Senior Unsecured(d)
03/15/15	1.250%	120,000	211,200

Total			538,950

Technology (0.6%)
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	420,000	433,125
CACI International, Inc. Senior Subordinated Notes
05/01/14	2.125%	230,000	288,075
Concur Technologies, Inc. Senior Unsecured(d)
04/15/15	2.500%	320,000	397,200
DST Systems, Inc. Senior Unsecured(b)(j)
08/15/23	0.000%	520,000	629,850
Digital River, Inc. Senior Unsecured(d)
11/01/30	2.000%	400,000	419,520
EMC Corp. Senior Unsecured
12/01/11	1.750%	170,000	281,350
12/01/13	1.750%	470,000	801,350
Ixia Senior Notes(d)
12/15/15	3.000%	160,000	175,760
Mentor Graphics Corp.(d)(i)
04/01/31	4.000%	250,000	255,922
Micron Technology, Inc. Senior Unsecured
06/01/14	1.875%	260,000	282,750

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Technology (cont.)
Nuance Communications, Inc. Senior Unsecured
08/15/27	2.750%	$300,000	$376,125
ON Semiconductor Corp.
12/15/26	2.625%	325,000	382,687
RightNow Technologies, Inc. Senior Unsecured(d)
11/15/30	2.500%	265,000	321,220
Rovi Corp. Senior Unsecured
02/15/40	2.625%	210,000	277,696
SanDisk Corp. Senior Unsecured
08/15/17	1.500%	210,000	237,825
Telvent GIT SA Senior Unsecured(c)(d)
04/15/15	5.500%	280,000	325,500

Total			5,885,955

Textile (—%)
Iconix Brand Group, Inc. Senior Subordinated Notes
06/30/12	1.875%	370,000	374,163

Tobacco (—%)
Vector Group Ltd. Senior Unsecured(k)
06/15/26	3.875%	270,000	316,238

Transportation Services (0.1%)
DryShips, Inc. Senior Unsecured(c)
12/01/14	5.000%	470,000	470,588

Wireless (0.1%)
Equinix, Inc. Subordinated Notes(b)
10/15/14	3.000%	380,000	410,400
InterDigital, Inc. Senior Unsecured(d)(i)
03/15/16	2.500%	210,000	226,989
Leap Wireless International, Inc. Senior Unsecured(b)
07/15/14	4.500%	230,000	221,950

Total			859,339

Wirelines (0.1%)
Ciena Corp. Senior Unsecured(d)
10/15/18	3.750%	250,000	382,000
Comtech Telecommunications Corp. Senior Unsecured
05/01/29	3.000%	180,000	187,627

Total			569,627

Total Convertible Bonds
(Cost: $23,819,594)			$26,510,498

Residential Mortgage-Backed Securities — Agency (5.4%)

Federal Home Loan Mortgage Corp.(i)(l)
04/01/26	3.500%	$500,000	$501,485
04/01/41	6.000%	1,000,000	1,086,250
Federal Home Loan Mortgage Corp.(l)
09/01/20	4.500%	372,609	393,161
06/01/19	5.000%	924,699	990,794
04/01/19-12/01/30	5.500%	1,458,292	1,585,853
CMO IO Series 3759 Class LI
11/15/34	5.042%	1,179,755	153,216
CMO IO Series 3786 Class PI
12/15/37	2.156%	1,066,839	172,746
Federal National Mortgage Association(e)(l)
03/01/34	5.000%	778,780	820,933
Federal National Mortgage Association(i)(l)
04/01/41	4.000%	2,400,000	2,360,251
04/01/41	4.500%	4,550,000	4,630,335
04/01/41	5.000%	4,000,000	4,185,000
04/01/41	5.500%	3,000,000	3,208,594
04/01/41	6.000%	7,815,000	8,499,423
04/01/41	6.500%	1,000,000	1,120,937
Federal National Mortgage Association(k)(l) CMO IO Series 2008-7 Class SA
02/25/38	4.405%	322,910	60,368
CMO IO Series 2010-3 Class DI
04/25/34	5.165%	5,723,797	244,375
04/25/34	7.860%	265,596	11,340
Federal National Mortgage Association(l)
05/01/39	4.500%	1,933,185	1,976,735
03/01/18-08/01/34	5.000%	2,040,404	2,158,223
09/01/13	5.322%	337,633	358,814
07/01/19- 02/01/35	5.500%	6,268,249	6,784,065
08/01/16- 10/01/34	6.000%	1,676,543	1,844,525

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  35

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
08/01/32- 10/01/38	6.500%	$2,812,068	$3,176,388
06/01/17- 01/01/33	7.000%	816,067	934,411
CMO IO Series 2009-7 Class LI
02/25/39	0.001%	463,204	86,793
Government National Mortgage Association(i)(l)
04/01/41	4.000%	2,500,000	2,500,000
04/01/41	4.500%	5,000,000	5,157,030
Government National Mortgage Association(l) CMO IO Series 2007-17 Class CI
04/16/37	3.358%	247,009	68,016
CMO IO Series 2010-116 Class IL
06/20/38	2.577%	849,407	155,595
CMO IO Series 2010-133 Class QI
09/16/34	12.790%	1,335,213	210,890
CMO IO Series 2010-167 Class GI
02/20/38	1.687%	742,302	132,505

Total Residential Mortgage-Backed Securities — Agency
(Cost: $54,198,094)			$55,569,051

Residential Mortgage-Backed Securities — Non-Agency (0.1%)

Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-7 Class 3A4(d)(k)(l)
12/25/35	8.200%	$175,000	$176,313
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2(k)(l)
05/25/35	0.500%	491,414	235,440
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2005-R2 Class 2A1(d)(l)
06/25/35	7.000%	243,923	245,837

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $924,538)			$657,590

Commercial Mortgage-Backed Securities (0.6%)

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class ASB(k)(l)
07/15/44	5.222%	$161,621	$170,274
Commercial Mortgage Pass-Through Certificates(k)(l) Series 2004-LB3A Class A3
07/10/37	5.090%	331,000	332,085
Series 2004-LB3A Class A4
07/10/37	5.234%	450,000	461,709
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(k)(l)
06/10/48	4.772%	400,000	422,196
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(k)(l)
08/10/45	5.808%	625,000	51,880
General Electric Capital Assurance Co. Series 2003-1 Class A4(d)(l)
05/12/35	5.254%	270,428	287,904
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5(l)
06/10/36	4.883%	43,669	43,997
JP Morgan Chase Commercial Mortgage Securities Corp.(d)(l) Series 2011-C3 Class A4
02/15/46	4.717%	1,000,000	1,007,185
JP Morgan Chase Commercial Mortgage Securities Corp.(k)(l) Series 2006-LDP6 Class ASB
04/15/43	5.490%	554,512	582,880
JP Morgan Chase Commercial Mortgage Securities Corp.(l) Series 2003-LN1 Class A1
10/15/37	4.134%	134,011	137,772
Series 2003-ML1A Class A1
03/12/39	3.972%	57,188	58,231
Series 2004-CBX Class A3
01/12/37	4.184%	76,576	76,539
LB-UBS Commercial Mortgage Trust(l) Series 2004-C2 Class A3
03/15/29	3.973%	123,323	126,358
Series 2005-C1 Class A4
02/15/30	4.742%	325,000	342,151
Morgan Stanley Capital I(k)(l)
Series 2006-T23 Class AAB
08/12/41	5.793%	350,000	375,199
Morgan Stanley Capital I(l) Series 2004-HQ4 Class A5
04/14/40	4.590%	10,603	10,594
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(d)(k)(l)
08/15/45	5.808%	1,000,000	1,080,324
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class APB(l)
03/15/45	5.576%	348,687	365,639

Total Commercial Mortgage-Backed Securities
(Cost: $6,349,143)			$5,932,917

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount		Value

Asset-Backed Securities (—%)

AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4 (XLCA) (k)
10/06/13	0.280%		$179,092	$178,342
National Collegiate Student Loan Trust CMO IO Series 2006-2 Class AIO
08/25/11	10.040%		788,811	11,907
CMO IO Series 2006-3 Class AIO
01/25/12	5.880%		1,500,000	57,603
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(d)
11/20/25	3.840%		210,119	209,336
Triad Auto Receivables Owner Trust Series 2007-B Class A3A (AGM)
10/12/12	5.240%		32,732	32,866

Total Asset-Backed Securities
(Cost: $467,041)				$490,054

Inflation-Indexed Bonds (2.1%)

U.S. Treasury Inflation-Indexed Bond
04/15/12	2.000%		$1,790,415	$1,872,239
01/15/15	1.625%		2,686,840	2,912,946
07/15/13	1.875%		179,831	194,541
01/15/14	2.000%		1,334,670	1,454,594
04/15/15	0.500%		863,634	896,566
07/15/15	1.875%		905,616	996,477
01/15/17	2.375%		2,756,947	3,107,433
07/15/20	1.250%		3,659,981	3,780,349
01/15/25	2.375%		116,813	131,152
01/15/26	2.000%		3,882,865	4,144,988
02/15/40	2.125%		1,385,486	1,465,260
02/15/41	2.125%		193,050	204,017
U.S. Treasury Inflation-Indexed Bond(b)
04/15/14	1.250%		520,215	556,004
01/15/21	1.125%		377,464	382,888

Total Inflation-Indexed Bonds
(Cost: $21,147,901)				$22,099,454

U.S. Treasury Obligations (1.0%)

U.S. Treasury Bills(b)
11/15/40	4.250%		$463,000	$442,816
U.S. Treasury
07/31/12	0.625%		1,150,000	1,152,611
05/15/20	3.500%		500,000	506,760
08/15/20	2.625%		530,000	497,206
U.S. Treasury(b)
02/29/16	2.125%		4,710,000	4,695,281
04/30/15	2.500%		1,347,000	1,383,727
11/15/20	2.625%		690,000	643,856
02/15/40	4.625%		413,000	421,131
U.S. Treasury(b)(e)
06/30/15	1.875%		350,000	349,809

Total U.S. Treasury Obligations
(Cost: $10,154,760)				$10,093,197

U.S. Government & Agency Obligations (0.4%)

Federal Home Loan Mortgage Corp.
04/27/12	2.000%		$60,000	$60,076
09/24/13	1.200%		25,000	24,854
Federal National Mortgage Association
10/15/15	4.375%		2,500,000	2,727,447
Federal National Mortgage Association(b)
10/26/15	1.625%		900,000	875,739
Federal National Mortgage Association(k)
10/28/13	0.500%		130,000	129,923

Total U.S. Government & Agency Obligations
(Cost: $3,763,883)				$3,818,039

Foreign Government Obligations(h) (2.3%)

ARGENTINA (0.1%)
Argentina Bonos(c) Senior Unsecured
09/12/13	7.000%		$130,000	$132,358
10/03/15	7.000%		495,000	465,300
04/17/17	7.000%		825,000	767,250
Provincia de Buenos Aires(c)(d)
01/26/21	10.875%		120,000	111,782

Total				1,476,690

AUSTRALIA (—%)
New South Wales Treasury Corp. Local Government Guaranteed(c)
05/01/12	6.000%	AUD	400,000	418,279

BRAZIL (0.2%)
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(c)(d)
06/10/19	6.500%		400,000	436,376
Brazil Notas do Tesouro Nacional(c)
01/01/13	10.000%	BRL	170,000	1,023,596

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  37

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(h) (continued)

BRAZIL (CONT.)
Brazilian Government International Bond Senior Unsecured(c)
01/15/19	5.875%		$250,000	$276,875
Petrobras International Finance Co.(c)
01/20/20	5.750%		450,000	464,235

Total				2,201,082

CANADA (0.1%)
Bank of Nova Scotia(c)(d)
07/26/13	1.450%		500,000	501,186
Canadian Government Bond(c)
06/01/18	4.250%	CAD	460,000	510,432

Total				1,011,618

COLOMBIA (0.1%)
Colombia Government International Bond Senior Unsecured(c)
09/18/37	7.375%		400,000	475,000
Ecopetrol SA Senior Unsecured(c)
07/23/19	7.625%		350,000	403,375
Empresas Publicas de Medellin ESP Senior Unsecured(c)(d)
02/01/21	8.375%	COP	550,000,000	303,639

Total				1,182,014

DOMINICAN REPUBLIC (—%)
Dominican Republic International Bond Senior Unsecured(c)(d)
05/06/21	7.500%		300,000	305,700

EL SALVADOR (—%)
El Salvador Government International Bond Senior Unsecured(c)(d)
06/15/35	7.650%		300,000	298,950

FRANCE (0.1%)
France Government Bond OAT(c)
10/25/15	3.000%	EUR	320,000	456,769
04/25/29	5.500%	EUR	500,000	831,648

Total				1,288,417

GERMANY (0.2%)
Bundesrepublik Deutschland(c)
01/04/18	4.000%	EUR	1,100,000	1,650,428
Kreditanstalt fuer Wiederaufbau(c)
01/20/14	1.350%	JPY	5,000,000	61,818

Total				1,712,246

INDONESIA (0.2%)
Indonesia Government International Bond Senior Unsecured(c)(d)
10/12/35	8.500%		500,000	643,750
Indonesia Treasury Bond Senior Unsecured(c)
09/15/19	11.500%	IDR	3,500,000,000	487,969
Perusahaan Penerbit SBSN Senior Unsecured(c)(d)
04/23/14	8.800%		500,000	579,375

Total				1,711,094

ITALY (0.1%)
Buoni Poliennali Del Tes(c)
08/01/13	4.250%	EUR	200,000	291,263
08/01/21	3.750%	EUR	500,000	653,789

Total				945,052

JAPAN (0.1%)
Japan Government 10-Year Bond Senior Unsecured(c)
12/20/18	1.400%	JPY	30,000,000	374,630
Japan Government 20-Year Bond(c) Senior Unsecured
09/21/20	2.200%	JPY	26,000,000	341,161
12/20/27	2.100%	JPY	30,000,000	371,585

Total				1,087,376

MEXICO (0.2%)
Mexican Bonos(c)
12/14/17	7.750%	MXN	570,000	494,646
12/13/18	8.500%	MXN	170,000	153,057
Pemex Project Funding Master Trust(c)
03/01/18	5.750%		250,000	264,500
01/21/21	5.500%		400,000	406,000
06/15/35	6.625%		825,000	827,568

Total				2,145,771

NORWAY (—%)
Norway Government Bond(c)
05/15/13	6.500%	NOK	1,870,000	363,209

PERU (0.1%)
Peruvian Government International Bond(c) Senior Unsecured
07/21/25	7.350%		400,000	475,400
03/14/37	6.550%		400,000	433,000

Total				908,400

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(h) (continued)
PHILIPPINES (0.1%)
Philippine Government International Bond(c) Senior Unsecured
06/17/19	8.375%		$230,000	$288,938
01/20/20	6.500%		300,000	337,500

Total				626,438

POLAND (—%)
Poland Government Bond(c)
10/25/17	5.250%	PLN	800,000	270,980

RUSSIAN FEDERATION (0.1%)
Russian Foreign Bond — Eurobond(c)(d) Senior Unsecured
04/29/20	5.000%		600,000	607,500
Russian Foreign Bond — Eurobond(c)(d)(k)
03/31/30	7.500%		334,730	391,132

Total				998,632

SOUTH AFRICA (—%)
South Africa Government International Bond Senior Unsecured(c)
03/08/41	6.250%		100,000	102,800

SWEDEN (0.1%)
Sweden Government Bond(b)(c)
05/05/14	6.750%	SEK	2,600,000	459,415
Sweden Government Bond(c)
08/12/17	3.750%	SEK	800,000	130,424

Total				589,839

TURKEY (0.2%)
Turkey Government International Bond(c) Senior Unsecured
07/14/17	7.500%		100,000	116,000
06/05/20	7.000%		650,000	734,500
03/30/21	5.625%		250,000	255,000
03/17/36	6.875%		500,000	529,250

Total				1,634,750

UKRAINE (—%)
Ukraine Government International Bond Senior Unsecured(b)(c)(d)
02/23/21	7.950%		245,000	251,159

UNITED KINGDOM (0.1%)
United Kingdom Gilt(c)
03/07/18	5.000%	GBP	380,000	678,693

URUGUAY (—%)
Uruguay Government International Bond Senior Unsecured(c)
03/21/36	7.625%		200,000	239,000

VENEZUELA (0.2%)
Petroleos de Venezuela SA(c)
04/12/17	5.250%		1,100,000	664,400
Venezuela Government International Bond Senior Unsecured(c)(d)
05/07/23	9.000%		1,230,000	842,550

Total				1,506,950

Total Foreign Government Obligations
(Cost: $22,729,718)				$23,955,139

	Shares	Value

Money Market Fund (7.3%)

Columbia Short-Term Cash Fund, 0.229%(m)(n)	75,703,690	$75,703,690

Total Money Market Fund
(Cost: $75,703,690)		$75,703,690

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (9.3%)

Asset-Backed Commercial Paper (0.8%)
Macquarie Bank Ltd.
05/09/11	0.395%	$3,996,094	$3,996,094
Royal Park Investments Funding Corp.
06/17/11	0.601%	3,993,867	3,993,867

Total			7,989,961

Certificates of Deposit (6.4%)
Bank of Nova Scotia
05/12/11	0.220%	4,000,000	4,000,000
Barclays Bank PLC
06/15/11	0.400%	2,000,000	2,000,000
Credit Industrial et Commercial
04/04/11	0.500%	3,000,000	3,000,000
DZ Bank AG
04/08/11	0.400%	3,000,000	3,000,000
Deutsche Bank AG
07/08/11	0.320%	4,000,000	4,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  39

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Development Bank of Singapore Ltd.
04/26/11	0.400%	$2,000,000	$2,000,000
05/17/11	0.400%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	4,000,000	4,000,000
KBC Bank NV
04/25/11	0.450%	2,000,000	2,000,000
04/29/11	0.450%	2,000,000	2,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	2,000,000	2,000,000
05/23/11	0.345%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Norinchukin Bank
05/09/11	0.350%	3,000,000	3,000,000
Societe Generale
07/01/11	0.363%	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	3,996,344	3,996,344
Swedbank AB
04/05/11	0.170%	5,000,000	5,000,000
Union Bank of Switzerland
08/15/11	0.355%	3,000,000	3,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	5,000,000	5,000,000
Westpac Banking Corp.
05/09/11	0.230%	2,000,000	2,000,000

Total			66,996,344

Commercial Paper (0.5%)
Suncorp Metway Ltd.
04/27/11	0.300%	4,998,542	4,998,542

Other Short-Term Obligations (0.5%)
Natixis Financial Products LLC
04/01/11	0.470%	5,000,000	5,000,000

Repurchase Agreements (1.1%)
Barclays Capital, Inc. dated 11/04/10, matures 04/15/11, repurchase price $5,000,563(o)
	0.270%	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $5,000,032(o)
	0.230%	5,000,000	5,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $1,507,921(o)
	0.160%	1,507,914	1,507,914

Total			11,507,914

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $96,492,761)			$96,492,761

Total Investments
(Cost: $1,054,563,244)			$1,160,796,941
Other Assets & Liabilities, Net			(124,022,599)

Net Assets			$1,036,774,342

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
E-Mini S&P 400 Index	3	$296,100	June 2011	$8,061	$—
Russell 2000 Mini Index	6	505,020	June 2011	32,446	—
S&P 500 Index	2	660,500	June 2011	14,693	—
U.S. Treasury Note, 2-year	5	1,090,625	July 2011	—	(617)
U.S. Treasury Note, 5-year	(25)	(2,919,727)	July 2011	—	(1,147)
U.S. Treasury Note, 10-year	26	3,094,813	June 2011	—	(18,766)
U.S. Treasury Ultra Bond, 30-year	2	247,125	June 2011	810	—

Total				$56,010	$(20,530)

Credit Default Swap Contracts Outstanding at March 31, 2011

Sell Protection

						Unamortized	Periodic
			Pay			Premium	Payments
	Reference	Expiration	Fixed	Notional	Market	(Paid)	Receivable	Unrealized	Unrealized
Counterparty	Entity	Date	Rate	Amount	Value	Received	(Payable)	Appreciation	Depreciation
JPMorgan Chase Bank, N.A	CDX North America High Yield Index	June 20, 2016	4.46%	$18,000,000	$369,955	$(399,790)	$27,500	$—	$(2,335)
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
J.P. Morgan Securities, Inc.	April 4, 2011	83,862 (EUR	)	118,217 (USD	)	$—	$(632)

Goldman, Sachs & Co.	April 20, 2011	6,729,000 (AUD	)	6,734,484 (USD	)	—	(211,949)

HSBC Securities (USA), Inc.	April 20, 2011	10,582,000 (CHF	)	11,439,073 (USD	)	—	(83,023)

Goldman, Sachs & Co.	April 20, 2011	376,569,000 (JPY	)	4,608,829 (USD	)	81,265	—

State Street Bank & Trust Company	April 20, 2011	6,902,460 (USD	)	6,745,000 (CAD	)	52,286	—

Barclays Bank PLC	April 20, 2011	4,687,847 (USD	)	2,879,000 (GBP	)	—	(70,171)

HSBC Securities (USA), Inc.	April 20, 2011	11,460,247 (USD	)	64,380,000 (NOK	)	171,562	—

Total						$305,113	$(365,775)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  41

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 21.99% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $71,478,850 or 6.89% of net assets.

(e)	At March 31, 2011, investments in securities included securities valued at $202,975 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $484,448, representing 0.05% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%	09-05-10 thru 10-14-10	$247,420
BGP Holdings PLC	02-04-09 thru 05-14-09	—
ShengdaTech, Inc. Senior Notes 6.500% 2015	12-10-10	180,000
Wind Acquisition Finance SA 11.750% 2017	03-02-11	—

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2011, the value of these securities amounted to $149,297, which represents 0.01% of net assets.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.

(j)	Zero coupon bond.

(k)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(l)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)	The rate shown is the seven-day current annualized yield at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(n)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short- Term Cash Fund	$108,413,003	$438,359,885	$(471,069,198)	$—	$75,703,690	$80,972	$75,703,690

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.270%)
Security Description	Value
Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)
Security Description	Value
Breeds Hill Capital Ltd	$694
Fannie Mae Interest Strip	270,238
Fannie Mae Pool	2,380,178
Fannie Mae Principal Strip	25,470
Fannie Mae REMICS	79,257
Federal Farm Credit Bank	45,461
Federal Home Loan Banks	67,453
Federal Home Loan Mortgage Corp	39,517
Federal National Mortgage Association	30,910
FHLMC Structured Pass Through Securities	13,841
Freddie Mac Coupon Strips	300
Freddie Mac Gold Pool	337,315

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  43

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.230%) (continued)
Security Description	Value
Freddie Mac Non Gold Pool	$1,022,033
Freddie Mac REMICS	101,247
Freddie Mac Strips	26,329
Ginnie Mae I Pool	71,532
Ginnie Mae II Pool	217,591
Government National Mortgage Association	84,496
LMA SA & LMA Americas	239
Metlife Short Term Funding	329
Sanofi-Aventis	1,021
Silver Tower US Fund	228
Suncorp-Metway Ltd	701
United States Treasury Inflation Indexed Bonds	15,023
United States Treasury Strip Coupon	244,780
United States Treasury Strip Principal	23,818

Total Market Value of Collateral Securities	$5,100,001

Goldman Sachs & Co. (0.160%)
Security Description	Value
Government National Mortgage Association	$1,538,072

Total Market Value of Collateral Securities	$1,538,072

Abbreviation Legend

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
IO	Interest Only
PIK	Payment-in-Kind
XLCA	XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

44  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  45

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$52,488,327	$15,503,582	$—	$67,991,909
Consumer Staples	36,089,058	10,408,363	—	46,497,421
Energy	51,743,285	13,858,574	—	65,601,859
Financials	77,547,996	30,152,767	1	107,700,764
Health Care	50,899,065	7,990,019	—	58,889,084
Industrials	56,697,505	14,681,935	—	71,379,440
Information Technology	79,102,102	10,338,180	—	89,440,282
Materials	26,588,622	12,950,698	—	39,539,320
Telecommunication Services	12,380,618	8,313,843	—	20,694,461
Utilities	16,440,058	6,897,664	—	23,337,722
Preferred Stocks
Consumer Staples	—	1,716,586	—	1,716,586
Energy	1,219,796	—	—	1,219,796
Convertible Preferred Stocks
Consumer Discretionary	419,090	916,316	—	1,335,406
Consumer Staples	—	324,727	—	324,727
Energy	215,041	1,326,297	—	1,541,338
Financials	1,505,415	2,257,280	—	3,762,695
Health Care	—	346,500	—	346,500
Industrials	—	820,384	—	820,384
Materials	213,883	—	—	213,883
Utilities	309,840	372,316	—	682,156

Total Equity Securities	463,859,701	139,176,031	1	603,035,733

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  47

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Corporate Bonds & Notes
Wireless	$—	$—	$600	$600
All other Industries	—	234,514,317	—	234,514,317
Convertible Bonds	—	26,510,498	—	26,510,498
Residential Mortgage-Backed Securities — Agency	—	55,569,051	—	55,569,051
Residential Mortgage-Backed Securities — Non-Agency	—	481,277	176,313	657,590
Commercial Mortgage-Backed Securities	—	5,932,917	—	5,932,917
Asset-Backed Securities	—	490,054	—	490,054
Inflation — Indexed Bonds	—	22,099,454	—	22,099,454
U.S. Treasury Obligations	10,093,197	—	—	10,093,197
U.S. Government & Agency Obligations	—	3,818,039	—	3,818,039
Foreign Government Obligations	—	23,955,139	—	23,955,139

Total Bonds	10,093,197	373,370,746	176,913	383,640,856

Other
Exchange-Traded Funds	1,923,901	—	—	1,923,901
Affiliated Money Market Fund(c)	75,703,690	—	—	75,703,690
Investments of Cash Collateral Received for Securities on Loan	—	96,492,761	—	96,492,761

Total Other	77,627,591	96,492,761	—	174,120,352

Investments in Securities	551,580,489	609,039,538	176,914	1,160,796,941
Derivatives(d)
Assets
Futures Contracts	56,010	—	—	56,010
Forward Foreign Currency Exchange Contracts	—	305,113	—	305,113
Liabilities
Futures Contracts	(20,530)	—	—	(20,530)
Forward Foreign Currency Exchange Contracts	—	(365,775)	—	(365,775)
Swap Contracts	—	(2,335)	—	(2,335)

Total	$551,615,969	$608,976,541	$176,914	$1,160,769,424

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $111,146,794. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivatives are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Residential
			Mortgage-
		Corporate	Backed	Asset-
	Common	Bonds	Securities	Backed
	Stocks	& Notes	Non-Agency	Securities	Total
Balance as of September 30, 2010	$1	$—	$—	$35,112	$35,113
Accrued discounts/premiums	—	—	(3)	—	(3)
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)*	—	600	3	—	603
Sales	—	—	—	—	—
Purchases	—	—	176,313	—	176,313
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(35,112)	(35,112)

Balance as of March 31, 2011	$1	$600	$176,313	$—	$176,914

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $603, which is comprised of Corporate Bonds & Notes of $600 and Residential Mortgage-Backed Securities — Non-Agency of $3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  49

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $882,366,793)	$988,600,490
Affiliated issuers (identified cost $75,703,690)	75,703,690
Investment of cash collateral received for securities on loan (identified cost $96,492,761)	96,492,761

Total investments (identified cost $1,054,563,244)	1,160,796,941
Cash	202,818
Foreign currency (identified cost $52,737)	54,122
Margin deposits on future contracts	17,400
Unrealized appreciation on forward foreign currency exchange contracts	305,113
Premiums paid on outstanding credit default swap contracts	399,790
Receivable for:
Capital shares sold	780,007
Investments sold	40,583,885
Dividends	1,007,854
Interest	4,353,973
Reclaims	259,183
Variation margin on futures contracts	1,404

Total assets	1,208,762,490

Liabilities
Due upon return of securities on loan	96,492,761
Unrealized depreciation on forward foreign currency exchange contracts	365,775
Unrealized depreciation on swap contracts	2,335
Payable for:
Investments purchased	35,366,269
Investments purchased on a delayed delivery basis	38,151,840
Capital shares purchased	1,282,258
Investment management fees	16,196
Distribution fees	9,325
Transfer agent fees	28,341
Administration fees	2,198
Plan administration fees	189
Other expenses	270,661

Total liabilities	171,988,148

Net assets applicable to outstanding shares	$1,036,774,342

The accompanying Notes to Financial Statements are an integral part of this statement.

50  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$1,328,267,895
Undistributed net investment income	161,090
Accumulated net realized loss	(397,882,644)
Unrealized appreciation (depreciation) on:
Investments	106,233,697
Foreign currency translations	21,821
Forward foreign currency exchange contracts	(60,662)
Futures contracts	35,480
Swap contracts	(2,335)

Total — representing net assets applicable to outstanding shares	$1,036,774,342

*Value of securities on loan	$101,540,974

Net assets applicable to outstanding shares
Class A	$928,935,394
Class B	$71,628,837
Class C	$35,742,132
Class I	$4,232
Class R	$4,231
Class R4	$450,533
Class Z	$8,983
Shares outstanding
Class A	95,186,489
Class B	7,410,333
Class C	3,718,401
Class I	434
Class R	434
Class R4	46,078
Class Z	922
Net asset value per share
Class A(a)	$9.76
Class B	$9.67
Class C	$9.61
Class I	$9.75
Class R	$9.75
Class R4	$9.78
Class Z	$9.74

(a)	The maximum offering price per share for Class A is $10.36. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  51

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$7,109,035
Interest	8,145,523
Dividends from affiliates	80,972
Income from securities lending — net	189,794
Foreign taxes withheld	(196,931)

Total income	15,328,393

Expenses:
Investment management fees	2,715,153
Distribution fees
Class A	1,175,458
Class B	366,179
Class C	181,399
Class R	11
Transfer agent fees
Class A	866,275
Class B	68,128
Class C	33,524
Class R	4
Class R4	171
Class Z	4
Administration fees	405,013
Plan administration fees
Class R4	544
Compensation of board members	11,347
Custodian fees	200,997
Printing and postage fees	91,000
Registration fees	85,680
Professional fees	22,268
Other	99,284

Total expenses	6,322,439

Net investment income	9,005,954

The accompanying Notes to Financial Statements are an integral part of this statement.

52  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$20,913,271
Foreign currency transactions	69,162
Forward foreign currency exchange contracts	447,908
Futures contracts	923,278
Options contracts written	19,574
Swap contracts	1,375,519

Net realized gain	23,748,712
Net change in unrealized appreciation (depreciation) on:
Investments	66,831,321
Foreign currency translations	(3)
Forward foreign currency exchange contracts	(97,521)
Futures contracts	44,488
Swap contracts	(91,386)

Net change in unrealized appreciation	66,686,899

Net realized and unrealized gain	90,435,611

Net increase in net assets resulting from operations	$99,441,565

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  53

Statement of Changes in Net Assets

	Six months ended
	March 31, 2011	Year ended
	(Unaudited)	September 30, 2010(a)
Operations
Net investment income	$9,005,954	$19,138,233
Net realized gain (loss)	23,748,712	(50,239,390)
Net change in unrealized appreciation	66,686,899	133,930,779

Net increase in net assets resulting from operations	99,441,565	102,829,622

Distributions to shareholders from:
Net investment income
Class A	(14,661,782)	(22,108,474)
Class B	(875,856)	(1,317,899)
Class C	(435,726)	(587,149)
Class I	(75)	(103)
Class R	(60)	(72)
Class R3	—	(54)
Class R4	(7,132)	(16,075)
Class R5	—	(69)
Class Z	(153)	—

Total distributions to shareholders	(15,980,784)	(24,029,895)

Decrease in net assets from share transactions	(103,542,126)	(307,684,211)

Total decrease in net assets	(20,081,345)	(228,884,484)
Net assets at beginning of period	1,056,855,687	1,285,740,171

Net assets at end of period	$1,036,774,342	$1,056,855,687

Undistributed net investment income	$161,090	$7,135,920

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

54  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	March 31, 2011		Year ended
	(Unaudited)		September 30, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,272,605	21,566,226	5,296,688	46,555,511
Conversions from Class B	2	18	1,701,708	14,804,963
Distributions reinvested	1,479,858	14,048,935	2,409,660	21,330,087
Redemptions	(13,412,552)	(127,002,713)	(37,570,527)	(329,312,069)

Net decrease	(9,660,087)	(91,387,534)	(28,162,471)	(246,621,508)

Class B shares
Subscriptions	57,460	539,664	522,839	4,544,100
Distributions reinvested	89,325	839,194	145,283	1,272,830
Conversions to Class A	(2)	(18)	(1,719,495)	(14,804,963)
Redemptions	(1,044,441)	(9,795,006)	(4,436,504)	(38,495,187)

Net decrease	(897,658)	(8,416,166)	(5,487,877)	(47,483,220)

Class C shares
Subscriptions	217,646	2,033,926	539,885	4,685,367
Distributions reinvested	42,999	401,911	62,116	541,812
Redemptions	(663,304)	(6,180,926)	(2,073,803)	(17,922,174)

Net decrease	(402,659)	(3,745,089)	(1,471,802)	(12,694,995)

Class R3 shares
Redemptions	—	—	(434)	(5,000)

Net (decrease)	—	—	(434)	(5,000)

Class R4 shares
Subscriptions	329	3,184	10,124	85,050
Distributions reinvested	749	7,131	1,815	16,075
Redemptions	(1,005)	(9,658)	(110,147)	(978,113)

Net increase (decrease)	73	657	(98,208)	(876,988)

Class R5 shares
Redemptions	—	—	(434)	(5,000)

Net (decrease)	—	—	(434)	(5,000)

Class Z shares
Subscriptions	633	5,900	278	2,500
Distributions reinvested	11	106	—	—

Net increase	644	6,006	278	2,500

Total net decrease	(10,959,687)	(103,542,126)	(35,220,948)	(307,684,211)

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  55

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.02		$8.44	$9.10	$12.48	$10.78	$9.96

Income from investment operations:
Net investment income	.08		.15	.14	.24	.22	.18
Net realized and unrealized gain (loss) on investments	.81		.63	(.40)	(2.71)	1.71	.80

Total from investment operations	.89		.78	(.26)	(2.47)	1.93	.98

Less distributions to shareholders from:
Net investment income	(.15)		(.20)	(.12)	(.23)	(.23)	(.16)
Net realized gains	—		—	(.28)	(.68)	—	—

Total distributions to shareholders	(.15)		(.20)	(.40)	(.91)	(.23)	(.16)

Net asset value, end of period	$9.76		$9.02	$8.44	$9.10	$12.48	$10.78

Total return	9.93%		9.29%	(2.33% )	(20.90% )	17.97%	9.88%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.13%	(b)	1.05%	1.10%	1.02%	1.12%	1.12%

Net expenses after fees waived or expenses reimbursed(c)	1.13%	(b)	1.05%	1.10%	1.02%	1.12%	1.12%

Net investment income	1.79%	(b)	1.73%	1.82%	2.20%	1.90%	1.84%

Supplemental data
Net assets, end of period (in thousands)	$928,935		$945,595	$1,122,673	$1,437,164	$1,871,507	$1,209,435

Portfolio turnover(d)	66%		114%	136%	123%	123%	122%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

56  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.93		$8.36	$9.01	$12.36	$10.69	$9.88

Income from investment operations:
Net investment income	.05		.08	.08	.15	.13	.10
Net realized and unrealized gain (loss) on investments	.80		.62	(.39)	(2.67)	1.68	.80

Total from investment operations	.85		.70	(.31)	(2.52)	1.81	.90

Less distributions to shareholders from:
Net investment income	(.11)		(.13)	(.06)	(.15)	(.14)	(.09)
Net realized gains	—		—	(.28)	(.68)	—	—

Total distributions to shareholders	(.11)		(.13)	(.34)	(.83)	(.14)	(.09)

Net asset value, end of period	$9.67		$8.93	$8.36	$9.01	$12.36	$10.69

Total return	9.61%		8.38%	(3.00% )	(21.50% )	17.02%	9.09%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.88%	(b)	1.81%	1.87%	1.78%	1.88%	1.89%

Net expenses after fees waived or expenses reimbursed(c)	1.88%	(b)	1.81%	1.87%	1.78%	1.88%	1.89%

Net investment income	1.04%	(b)	0.98%	1.05%	1.43%	1.14%	1.09%

Supplemental data
Net assets, end of period (in thousands)	$71,629		$74,220	$115,318	$169,090	$243,036	$146,396

Portfolio turnover(d)	66%		114%	136%	123%	123%	122%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  57

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.88		$8.32	$8.97	$12.31	$10.66	$9.86

Income from investment operations:
Net investment income	.05		.08	.08	.16	.14	.10
Net realized and unrealized gain (loss) on investments	.79		.61	(.39)	(2.67)	1.66	.79

Total from investment operations	.84		.69	(.31)	(2.51)	1.80	.89

Less distributions to shareholders from:
Net investment income	(.11)		(.13)	(.06)	(.15)	(.15)	(.09)
Net realized gains	—		—	(.28)	(.68)	—	—

Total distributions to shareholders	(.11)		(.13)	(.34)	(.83)	(.15)	(.09)

Net asset value, end of period	$9.61		$8.88	$8.32	$8.97	$12.31	$10.66

Total return	9.55%		8.34%	(2.98% )	(21.47% )	16.97%	9.11%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.88%	(b)	1.81%	1.86%	1.77%	1.88%	1.89%

Net expenses after fees waived or expenses reimbursed(c)	1.88%	(b)	1.81%	1.86%	1.77%	1.88%	1.89%

Net investment income	1.04%	(b)	0.98%	1.07%	1.47%	1.16%	1.14%

Supplemental data
Net assets, end of period (in thousands)	$35,742		$36,614	$46,515	$59,279	$66,995	$22,537

Portfolio turnover(d)	66%		114%	136%	123%	123%	122%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

58  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007(e)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$9.01		$8.43	$9.09	$12.47	$11.52

Income from investment operations:
Net investment income	.11		.19	.18	.28	.22
Net realized and unrealized gain (loss) on investments	.80		.63	(.41)	(2.71)	1.00

Total from investment operations	.91		.82	(.23)	(2.43)	1.22

Less distributions to shareholders from:
Net investment income	(.17)		(.24)	(.15)	(.27)	(.27)
Net realized gains	—		—	(.28)	(.68)	—

Total distributions to shareholders	(.17)		(.24)	(.43)	(.95)	(.27)

Net asset value, end of period	$9.75		$9.01	$8.43	$9.09	$12.47

Total return	10.18%		9.79%	(1.88% )	(20.60% )	10.70%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	(b)	0.60%	0.65%	0.63%	0.73%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.68%	(b)	0.60%	0.65%	0.63%	0.73%	(b)

Net investment income	2.23%	(b)	2.19%	2.34%	2.59%	2.33%	(b)

Supplemental data
Net assets, end of period (in thousands)	$4		$4	$4	$4	$5

Portfolio turnover(d)	66%		114%	136%	123%	123%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  59

Financial Highlights (continued)

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007(e)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.01		$8.43	$9.09	$12.47	$11.52

Income from investment operations:
Net investment income	.07		.12	.12	.22	.14
Net realized and unrealized gain (loss) on investments	.81		.63	(.40)	(2.69)	1.00

Total from investment operations	.88		.75	(.28)	(2.47)	1.14

Less distributions to shareholders from:
Net investment income	(.14)		(.17)	(.10)	(.23)	(.19)
Net realized gains	—		—	(.28)	(.68)	—

Total distributions to shareholders	(.14)		(.17)	(.38)	(.91)	(.19)

Net asset value, end of period	$9.75		$9.01	$8.43	$9.09	$12.47

Total return	9.81%		8.90%	(2.52% )	(20.93% )	10.01%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.37%	(b)	1.42%	1.42%	1.45%	1.54%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.37%	(b)	1.42%	1.33%	1.20%	1.54%	(b)

Net investment income	1.54%	(b)	1.38%	1.60%	1.98%	1.51%	(b)

Supplemental data
Net assets, end of period (in thousands)	$4		$4	$4	$4	$5

Portfolio turnover(d)	66%		114%	136%	123%	123%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

60  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended March 31,		Year ended September 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$9.04		$8.45	$9.10	$12.48	$10.78	$9.96

Income from investment operations:
Net investment income	.09		.16	.15	.26	.24	.21
Net realized and unrealized gain (loss) on investments	.81		.64	(.40)	(2.71)	1.70	.79

Total from investment operations	.90		.80	(.25)	(2.45)	1.94	1.00

Less distributions to shareholders from:
Net investment income	(.16)		(.21)	(.12)	(.25)	(.24)	(.18)
Net realized gains	—		—	(.28)	(.68)	—	—

Total distributions to shareholders	(.16)		(.21)	(.40)	(.93)	(.24)	(.18)

Net asset value, end of period	$9.78		$9.04	$8.45	$9.10	$12.48	$10.78

Total return	9.97%		9.49%	(2.11% )	(20.71% )	18.08%	10.07%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.02%	(b)	0.91%	0.94%	0.93%	1.03%	0.96%

Net expenses after fees waived or expenses reimbursed(c)	1.02%	(b)	0.91%	0.87%	0.78%	1.00%	0.96%

Net investment income	1.90%	(b)	1.87%	1.97%	2.31%	2.01%	2.07%

Supplemental data
Net assets, end of period (in thousands)	$451		$416	$1,219	$6,813	$16,864	$13,781

Portfolio turnover(d)	66%		114%	136%	123%	123%	122%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  61

Financial Highlights (continued)

	Six months		Year ended
	ended March 31,		September 30,
	2011		2010(f)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.01		$8.98

Income from investment operations:
Net investment income (loss)	.10		(.01)
Net realized and unrealized gain on investments	.80		.04

Total from investment operations	.90		.03

Less distributions to shareholders from:
Net investment income	(.17)		—

Net asset value, end of period	$9.74		$9.01

Total return	10.02%		0.33%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.81%	(b)	1.02%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.81%	(b)	1.02%	(b)

Net investment income (loss)	2.18%	(b)	(13.66%	)(b)

Supplemental data
Net assets, end of period (in thousands)	$9		$3

Portfolio turnover(d)	66%		114%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66% for the six months ended March 31, 2011 and 113%, 116% and 89% for the years ended September 30, 2010, 2009 and 2008, respectively.
(e)	For the period from December 11, 2006 (when shares became available) to September 30, 2007.
(f)	For the period from September 27, 2010 (when shares became available) to September 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

62  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
March 31, 2011 (Unaudited)

Note 1.	Organization

Columbia Strategic Allocation Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Strategic Allocation Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  63

Notes to Financial Statements (continued)

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

64  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  65

Notes to Financial Statements (continued)

fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to produce incremental earnings, and/or to recover an underweight country exposure in its portfolio.

66  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset (such as a security, currency or stock index) at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options to facilitate buying and selling of securities for investments. Completion of transactions for options

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  67

Notes to Financial Statements (continued)

traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the period ended March 31, 2011 are as follows:

	Calls
	Contracts	Premiums
Balance September 30, 2010	—	$—
Opened	1,065	25,153
Exercised	(130)	(5,579)
Expired	(935)	(19,574)

Balance March 31, 2011	—	$—

Credit Default Swap Contracts
Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit

68  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

event(s) take place. The Fund entered into credit default swap transactions to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Additionally, credit default swaps were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting

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Notes to Financial Statements (continued)

market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

70  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Fair Values of Derivative Instruments at March 31, 2011

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Credit contracts	Unrealized appreciation on swap transactions	$—		Unrealized depreciation on swap contracts	$2,335

Credit contracts	Premiums paid on outstanding credit default swap contracts	399,790

Equity contracts	Net assets — unrealized appreciation on investments	55,200	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	305,113		Unrealized depreciation on forward foreign currency exchange contracts	365,775

Interest rate contracts	Net assets — unrealized appreciation on investments	810	*	Net assets — unrealized depreciation on investments	20,530	*

Total		$760,913			$388,640

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations
for the Six Months Ended March 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency
	Exchange
Risk Exposure Category	Contracts	Futures	Options	Swaps	Total
Credit contracts	$—	$—	$—	$1,375,519	$1,375,519

Equity contracts	—	1,030,232	19,574	—	$1,049,806

Foreign exchange contracts	447,908	—	—	—	$447,908

Interest rate contracts	—	(106,954)	—	—	$(106,954)

Total	$447,908	$923,278	$19,574	$1,375,519	$2,766,279

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency
Risk Exposure	Exchange
Category	Contracts	Futures	Options	Swaps	Total
Credit contracts	$—	$—	$—	$(91,386)	$(91,386)

Equity contracts	—	46,857	—	—	$46,857

Foreign exchange contracts	(97,521)	—	—	—	$(97,521)

Interest rate contracts	—	(2,369)	—	—	$(2,369)

Total	$(97,521)	$44,488	$—	$(91,386)	$(144,419)

Volume of Derivative Activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $46.0 million at March 31, 2011. The monthly average gross notional amount for these contracts was $47.9 million for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Futures
The gross notional amount of long and short contracts outstanding was approximately $5.9 million and $2.9 million, respectively, at March 31, 2011. The monthly average gross notional amount for long and short contracts was $5.4 million and $8.8 million respectively, for the six months ended March 31,

72  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Options
At March 31, 2011, the Fund had no outstanding options contracts. During the six months ended March 31, 2011, the Fund entered into and closed 1,065 option contracts, of which, the average gross notional amount was $2,691.

Swaps
The gross notional amount of contracts outstanding was approximately $18.0 million at March 31, 2011. The monthly average gross notional amount for these contracts was $16.4 million for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under

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Notes to Financial Statements (continued)

“Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefits because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

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Treasury Inflation Protected Securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities
The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

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Notes to Financial Statements (continued)

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service

76  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.570% to 0.390% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Flexible Portfolio Funds Index. The maximum adjustment was 0.08% per year. If the performance difference was less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $271,659 for the six months ended March 31, 2011. The management fee for the six months ended March 31, 2011 was 0.52% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an increase to the management fee rate payable to the Investment Manager at all or most asset levels such that the rate declines from 0.66% to 0.49% as the Fund’s net assets increase and an elimination of the PIA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and the fee change will become effective on or about July 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.08% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

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Notes to Financial Statements (continued)

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were $2,175.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay any transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation.

78  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.19
Class C	0.19
Class R	0.17
Class R4	0.08
Class Z	0.12

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,526,000 and $394,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $476,855 for Class A, $32,197 for Class B and $2,325 for Class C for the six months ended March 31, 2011.

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Notes to Financial Statements (continued)

Note 4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At March 31, 2011, the cost of investments for federal income tax purposes was approximately $1,054,563,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$117,877,000
Unrealized depreciation	(11,643,000)

Net unrealized appreciation	$106,234,000

The following capital loss carryforward, determined as of September 30, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$21,514,298
2018	320,258,879

Total	$341,773,177

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, post-October losses of $76,169,884 attributed to security transactions were deferred to October 1, 2010.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

80  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Note 5.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $652,118,194 and $776,926,528, respectively, for the six months ended March 31, 2011.

Note 6.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2011, securities valued at $101,540,974 were on loan, secured by U.S. government securities valued at $8,343,932 and by cash collateral of $96,492,761 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2011 is disclosed in

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Notes to Financial Statements (continued)

the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8.	Shareholder Concentration

At March 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class R shares.

Note 9.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided

82  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

Note 10.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

Note 11.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit

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Notes to Financial Statements (continued)

remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

84  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  85

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at all or most asset levels and eliminating the performance incentive adjustment. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Strategic Allocation Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

86  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Columbia Strategic Allocation Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1.
To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	1,181,954,550.717	30,768,080.250	0.000	0.000
02	Edward J. Boudreau, Jr.	1,181,415,678.585	31,306,952.382	0.000	0.000
03	Pamela G. Carlton	1,181,925,830.687	30,796,800.279	0.000	0.000
04	William P. Carmichael	1,180,901,365.599	31,821,265.368	0.000	0.000
05	Patricia M. Flynn	1,182,213,865.792	30,508,765.175	0.000	0.000
06	William A. Hawkins	1,181,364,533.626	31,358,097.341	0.000	0.000
07	R. Glenn Hilliard	1,181,242,700.631	31,479,930.335	0.000	0.000
08	Stephen R. Lewis, Jr.	1,181,212,733.515	31,509,897.452	0.000	0.000
09	John F. Maher	1,181,730,181.611	30,992,449.356	0.000	0.000
10	John J. Nagorniak	1,181,232,629.658	31,490,001.308	0.000	0.000
11	Catherine James Paglia	1,181,693,066.975	31,029,563.992	0.000	0.000
12	Leroy C. Richie	1,181,066,470.622	31,656,160.345	0.000	0.000
13	Anthony M. Santomero	1,180,970,921.405	31,751,709.562	0.000	0.000
14	Minor M. Shaw	1,181,317,648.924	31,404,982.042	0.000	0.000
15	Alison Taunton-Rigby	1,181,346,956.540	31,375,674.427	0.000	0.000
16	William F. Truscott	1,181,356,148.515	31,366,482.452	0.000	0.000

Proposal 2.
To approve a proposed amendment to the Articles of Incorporation or Declaration of Trust.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,156,735,921.453	28,609,193.957	27,377,439.277	56.220

*	All dollars of RiverSource Strategic Allocation Series, Inc. are voted together as a single class for election of directors.

COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT  87

Results of Meeting of Shareholders (continued)

Proposal 3
To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
657,525,500.575	24,978,389.905	28,013,626.845	180,827,986.860

Proposal 4
To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
654,333,151.773	29,129,924.270	27,054,441.282	180,827,986.860

88  COLUMBIA STRATEGIC ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Columbia Strategic Allocation Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6143 AE (5/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date May 20, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer
Date May 20, 2011